UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Catherine Kennedy

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 28

Registrant is making a filing for 23 of its series:

Wells Fargo Dynamic Target Today Fund, Wells Fargo Dynamic Target 2015 Fund, Wells Fargo Dynamic Target 2020 Fund, Wells Fargo Dynamic Target 2025 Fund, Wells Fargo Dynamic Target 2030 Fund, Wells Fargo Dynamic Target 2035 Fund, Wells Fargo Dynamic Target 2040 Fund, Wells Fargo Dynamic Target 2045 Fund, Wells Fargo Dynamic Target 2050 Fund, Wells Fargo Dynamic Target 2055 Fund, Wells Fargo Dynamic Target 2060 Fund, Wells Fargo Target Today Fund, Wells Fargo Target 2010 Fund, Wells Fargo Target 2015 Fund, Wells Fargo Target 2020 Fund, Wells Fargo Target 2025 Fund, Wells Fargo Target 2030 Fund, Wells Fargo Target 2035 Fund, Wells Fargo Target 2040 Fund, Wells Fargo Target 2045 Fund, Wells Fargo Target 2050 Fund, Wells Fargo Target 2055 Fund, and Wells Fargo Target 2060 Fund.

Date of reporting period:    August 31, 2020

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report

August 31, 2020

Target Date Retirement Funds

∎	Wells Fargo Target Today Fund

∎	Wells Fargo Target 2010 Fund

∎	Wells Fargo Target 2015 Fund

∎	Wells Fargo Target 2020 Fund

∎	Wells Fargo Target 2025 Fund

∎	Wells Fargo Target 2030 Fund

∎	Wells Fargo Target 2035 Fund

∎	Wells Fargo Target 2040 Fund

∎	Wells Fargo Target 2045 Fund

∎	Wells Fargo Target 2050 Fund

∎	Wells Fargo Target 2055 Fund

∎	Wells Fargo Target 2060 Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of August 31, 2020, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Target Date Retirement Funds  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Target Date Funds for the six-month period that ended August 31, 2020. Global stock markets tumbled in March as governments took unprecedented measures to stop the spread of the coronavirus at the expense of short-term economic output. However, most markets rebounded from April on to more than offset losses as central banks bolstered capital markets and confidence. U.S. equities easily outperformed other assets, though stocks broadly performed well while bonds had more modest returns for the six-month period.

For the period, U.S. stocks, based on the S&P 500 Index,1 returned 19.63% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 8.17%. The MSCI Emerging Markets Index (Net)3 gained 11.23%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 2.98%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned 4.80%, the Bloomberg Barclays Municipal Bond Index6 had a more modest 0.19% return, and the ICE BofA U.S. High Yield Index7 gained 2.34%.

Concerns about the coronavirus took over the market.

As the six-month period began, the global spread of the coronavirus led many countries to clamp down on social and business-related activity in March in order to contain the virus from causing even greater devastation and overwhelming the health care system. This abrupt stoppage of economic activity led to the sharp deceleration of global output, sending economies into a deep contraction. Central bank responses were swift, as they slashed interest rates and expanded quantitative easing programs to restore liquidity and confidence to the markets. In the U.S., the Federal Reserve (Fed) launched several lending programs, funding investment-grade bonds, money market mutual funds, and commercial paper while purchasing Treasuries, mortgage-backed securities, and overnight repurchase agreements. Meanwhile, stock markets tumbled quickly into a bear market, ending the longest bull stock market in U.S. history.

Markets rebounded strongly in April, fueled by unprecedented government and central bank stimulus measures. The U.S. economy contracted by an annualized 5.0% pace in the first quarter, with 30 million new unemployment insurance claims in six weeks. In the eurozone, first-quarter real gross domestic product (GDP) shrank 3.8%, with the composite April Flash Purchasing Managers’ Index falling to an all-time low of 13.5. The European Central Bank expanded its quantitative easing to include the purchase of additional government bonds of countries with the greatest virus-related need,

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Target Date Retirement Funds

Letter to shareholders (unaudited)

including Italy and Spain. China’s first-quarter GDP fell by 6.8% year over year. However, retail sales, production, and investment showed signs of recovery. Extreme oil-price volatility continued as global supply far exceeded demand.

The equity market rebound continued in May, with widespread strong monthly gains. Investors regained confidence on reports of early signs of success in human trials of a coronavirus vaccine. Growth stocks continued to outperform value stocks while returns on global government bonds were generally flat. In the U.S., a gap grew between the stock market rebound and devastating economic data points, including an April unemployment rate of 14.7%, the highest level since World War II. Purchasing managers’ indices continued to reflect weakening activity in May in both the manufacturing and services sectors. U.S. corporate earnings reports indicated a 14% year-over-year contraction in earnings from the first quarter of 2019. However, high demand for technology, driven by remote activity, helped maintain robust information technology sector earnings, which helped drive leading technology stocks higher.

Financial markets posted widely positive returns in June despite ongoing economic weakness and high levels of uncertainty on the containment of the coronavirus and the timing of an effective vaccine. There were hopeful signs as economies reopened, with U.S. and U.K. retail sales rebounding sharply in May. However, year over year, sales remained depressed. Vitally important to market sentiment was the ongoing commitment by central banks globally to do all they could to provide economic support through liquidity and low borrowing costs. U.S. economic activity was aided by one-time $1,200 stimulus checks and $600 bonus weekly unemployment benefits due to expire at the end of July. However, unemployment remained historically high but eased from 14.7% in April to 11.1% in June. During June, numerous states reported increases in coronavirus cases. China’s economic recovery picked up momentum in June, though it remained far from a full recovery.

July was a broadly positive month for both global equities and fixed income. However, economic data and a resurgence of coronavirus cases pointed to the vulnerability of the global economy and the ongoing imperative to regain control of the pandemic. Second-quarter GDP shrank from the previous quarter by 9.5% and 12.1% in the U.S. and eurozone, respectively. In contrast, China reported a 3.2% year-over-year expansion in its second-quarter GDP. U.S. unemployment remained high despite adding 1.8 million jobs in July, with a double-digit jobless rate persisting. However, manufacturing activity grew in both the U.S. and eurozone. In Asia, while China’s manufacturing sector continued to expand, activity in Japan and South Korea contracted. In July, a rising concern was the rapid and broad reemergence of coronavirus infections.

The stock market continued to rally in August despite concerns over rising numbers of COVID-19 cases in the United States and several European countries, including France and Spain, as well as the expiration of the $600 weekly bonus unemployment benefit at the end of July. U.S. stocks had strong monthly gains, led by the so-called FAANG stocks—Facebook, Apple, Amazon, Netflix, and Google (Alphabet)—which dominate these indices and continued to rally. U.S. stocks generally surpassed other broadly positive global equity performance while fixed-income market monthly returns were broadly flat. Generally stronger-than-expected second-quarter earnings boosted investor sentiment along with the Fed’s announcement of a policy shift that will likely lead to longer-term low interest rates and supportive monetary policy. The U.S. flash purchasing managers’ indices for both manufacturing and services beat expectations while U.S. housing market indicators were strong. In Europe, retail sales expanded and consumer confidence remained steady. China’s economy continued its fairly steady expansion. Overall, developed markets performed better than emerging market equities for the month of August as people took comfort in better-known equities in perceived safer markets.

“The stock market continued to rally in August despite concerns over rising numbers of COVID-19 cases in the United States and several European countries, including France and Spain, as well as the expiration of the $600 weekly bonus unemployment benefit at the end of July.”

Wells Fargo Target Date Retirement Funds  |  3

Letter to shareholders (unaudited)

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Notice to Shareholders

At a meeting held on August 10-12, 2020, the Board of Trustees of the Funds approved a change to the Funds’ automatic conversion feature for Class C shares in order to shorten the required holding period from 10 to 8 years. As a result, on a monthly basis beginning November 5, 2020, Class C shares will convert automatically into Class A shares 8 years after the initial date of purchase or, if you acquired your Class C shares through an exchange or conversion from another share class, 8 years after the date you acquired your Class C shares. When Class C shares that you acquired through a purchase or exchange convert, any other Class C shares that you purchased with reinvested dividends and distributions also will convert into Class A shares on a pro rata basis.

Please note that a shorter holding period may apply depending on your intermediary. Please see “Appendix A—Sales Charge Reductions and Waivers for Certain Intermediaries” in the Funds’ prospectus for further information.

4  |  Wells Fargo Target Date Retirement Funds

This page is intentionally left blank.

Performance highlights (unaudited)

Wells Fargo Target Date Funds

Investment objective

Each Fund seeks total return over time, consistent with its strategic target asset allocation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Fargo Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®‡, FRM

Petros N. Bocray, CFA®‡, FRM

Christian L. Chan, CFA®‡

The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date. The Funds will indirectly be exposed to all of the risks of an investment in the affiliated master portfolios and will bear expenses of the underlying affiliated master portfolios.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Funds. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Funds and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Funds are exposed to foreign investment risk, mortgage-and asset-backed securities risk, and smaller-company investment risk. Consult the Funds’ prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Wells Fargo Target Date Retirement Funds

Performance highlights (unaudited)

Target Today Fund

Average annual total returns (%) as of August 31, 2020

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (STWRX)	3-1-1994	-0.16	2.98	2.84	5.89	4.22	3.45	0.98	0.60

Class C (WFODX)	12-1-1998	4.03	3.43	2.67	5.03	3.43	2.67	1.73	1.35

Class R (WFRRX)[3]	6-28-2013	–	–	–	6.38	4.08	3.31	1.23	0.85

Class R4 (WOTRX)[4]	11-30-2012	–	–	–	6.15	4.44	3.79	0.70	0.29

Class R6 (WOTDX)	6-30-2004	–	–	–	6.43	4.68	3.95	0.55	0.14

Administrator Class (WFLOX)	11-8-1999	–	–	–	6.05	4.31	3.59	0.90	0.49

S&P Target Date Retirement Income Index[5]	–	–	–	–	8.35	5.75	5.68	–	–

Wells Fargo Target Today Blended Index[6]	–	–	–	–	6.80	–	–	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2020[7]

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	34.56

Wells Fargo Factor Enhanced International Equity Portfolio	18.02

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	11.75

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	11.71

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	6.06

Wells Fargo Strategic Retirement Bond Portfolio	5.02

Wells Fargo Emerging Markets Bond Portfolio	2.95

Wells Fargo Investment Grade Corporate Bond Portfolio	2.94

Wells Fargo U.S. REIT Portfolio	2.91

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	2.49

Wells Fargo High Yield Corporate Bond Portfolio	1.80

Portfolio allocation as of August 31, 2020[8]

Please see footnotes on page 8.

Wells Fargo Target Date Retirement Funds  |  7

Performance highlights (unaudited)

Target Today Fund (continued)

Volatility metrics as of August 31, 2020[9]

	Beta[10]	Standard deviation[11]	R-squared[12]

Class A	0.98	6.04%	0.95

Class C	0.99	6.09	0.95

Class R	0.99	6.07	0.95

Class R4	0.98	6.05	0.95

Class R6	0.99	6.10	0.95

Administrator Class	0.98	6.06	0.95

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.12% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has committed through June 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.85% for Class R, 0.29% for Class R4, 0.14% for Class R6, and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to the Class R shares.

[4]

Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class R4 shares.

[5]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[6]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. See Appendix I for additional information. You cannot invest directly in an index.

[7]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[9]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date Retirement Income Index over 36 months.

[10]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[11]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[12]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

8  |  Wells Fargo Target Date Retirement Funds

Performance highlights (unaudited)

Target 2010 Fund

Average annual total returns (%) as of August 31, 2020

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (STNRX)	3-1-1994	0.01	3.17	3.30	6.14	4.40	3.91	1.00	0.60

Class C (WFOCX)	12-1-1998	4.34	3.62	3.14	5.34	3.62	3.14	1.75	1.35

Class R (WFARX)[3]	6-28-2013	–	–	–	6.91	4.35	3.80	1.25	0.85

Class R4 (WFORX)[4]	11-30-2012	–	–	–	6.49	4.73	4.30	0.72	0.29

Class R6 (WFLGX)	6-30-2004	–	–	–	6.64	4.89	4.41	0.57	0.14

Administrator Class (WFLGX)	11-8-1999	–	–	–	6.25	4.51	4.05	0.92	0.49

S&P Target Date 2010 Index[5]	–	–	–	–	9.16	6.34	6.55	–	–

Wells Fargo Target 2010 Blended Index[6]	–	–	–	–	6.88	–	–	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2020[7]

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	34.02

Wells Fargo Investment Grade Corporate Bond Portfolio	17.76

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	12.32

Wells Fargo Strategic Retirement Bond Portfolio	11.52

Wells Fargo Factor Enhanced International Equity Portfolio	6.36

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	4.81

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	3.06

Wells Fargo High Yield Corporate Bond Portfolio	2.90

Wells Fargo Emerging Markets Bond Portfolio	2.90

Wells Fargo U.S. REIT Portfolio	2.57

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	1.89

Portfolio allocation as of August 31, 2020[8]

Please see footnotes on page 10.

Wells Fargo Target Date Retirement Funds  |  9

Performance highlights (unaudited)

Target 2010 Fund (continued)

Volatility metrics as of August 31, 2020[9]

	Beta[10]	Standard deviation[11]	R-squared[12]

Class A	0.90	6.24%	0.94

Class C	0.89	6.24	0.94

Class R	0.90	6.26	0.95

Class R4	0.89	6.24	0.94

Class R6	0.89	6.24	0.94

Administrator Class	0.89	6.23	0.94

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.12% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has committed through June 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.85% for Class R, 0.29% for Class R4, 0.14% for Class R6, and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to the Class R shares.

[4]

Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class R4 shares.

[5]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[6]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. See Appendix I for additional information. You cannot invest directly in an index.

[7]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[9]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2010 Index over 36 months.

[10]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[11]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[12]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

10  |  Wells Fargo Target Date Retirement Funds

Performance highlights (unaudited)

Target 2015 Fund

Average annual total returns (%) as of August 31, 2020

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (WFACX)[3]	11-30-2012	0.11	3.63	4.04	6.23	4.86	4.65	0.95	0.60

Class R (WFBRX)[4]	6-28-2013	–	–	–	7.11	4.86	4.51	1.20	0.85

Class R4 (WFSRX)[5]	11-30-2012	–	–	–	6.55	5.19	5.01	0.67	0.29

Class R6 (WFSCX)	6-29-2007	–	–	–	6.65	5.35	5.11	0.52	0.14

Administrator Class (WFFFX)	6-29-2007	–	–	–	6.42	5.02	4.77	0.87	0.49

S&P Target Date 2015 Index[6]	–	–	–	–	9.38	6.84	7.34	–	–

Wells Fargo Target 2015 Blended Index[7]	–	–	–	–	6.98	–	–	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2020[8]

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	31.60

Wells Fargo Investment Grade Corporate Bond Portfolio	16.47

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	15.25

Wells Fargo Strategic Retirement Bond Portfolio	10.70

Wells Fargo Factor Enhanced International Equity Portfolio	7.88

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	3.81

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	3.78

Wells Fargo U.S. REIT Portfolio	2.98

Wells Fargo High Yield Corporate Bond Portfolio	2.69

Wells Fargo Emerging Markets Bond Portfolio	2.69

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	2.33

Portfolio allocation as of August 31, 2020[9]

Please see footnotes on page 12.

Wells Fargo Target Date Retirement Funds  |  11

Performance highlights (unaudited)

Target 2015 Fund (continued)

Volatility metrics as of August 31, 2020[10]

	Beta[11]	Standard deviation[12]	R-squared[13]

Class A	0.88	6.98%	0.95

Class R	0.88	6.98	0.95

Class R4	0.88	6.97	0.95

Class R6	0.87	6.93	0.95

Administrator Class	0.87	6.91	0.95

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.12% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has committed through June 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.60% for Class A, 0.85% for Class R, 0.29% for Class R4, 0.14% for Class R6, and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Class A shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class A shares.

[4]

Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to the Class R shares.

[5]

Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class R4 shares.

[6]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[7]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. See Appendix I for additional information. You cannot invest directly in an index.

[8]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[9]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[10]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2015 Index over 36 months.

[11]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[12]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[13]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

12  |  Wells Fargo Target Date Retirement Funds

Performance highlights (unaudited)

Target 2020 Fund

Average annual total returns (%) as of August 31, 2020

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (STTRX)	3-1-1994	0.24	4.16	4.88	6.38	5.41	5.50	0.76	0.60

Class C (WFLAX)	12-1-1998	4.56	4.61	4.71	5.56	4.61	4.71	1.51	1.35

Class R (WFURX)[3]	6-28-2013	–	–	–	6.35	5.22	5.33	1.01	0.85

Class R4 (WFLRX)[4]	11-30-2012	–	–	–	6.66	5.73	5.89	0.48	0.29

Class R6 (WFOBX)	6-30-2004	–	–	–	6.90	5.91	6.02	0.33	0.14

Administrator Class (WFLPX)	11-8-1999	–	–	–	6.49	5.52	5.65	0.68	0.49

S&P Target Date 2020 Index[5]	–	–	–	–	9.50	7.27	8.02	–	–

Wells Fargo Target 2020 Blended Index[6]	–	–	–	–	7.23	–	–	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2020[7]

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	29.25

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	18.80

Wells Fargo Investment Grade Corporate Bond Portfolio	15.24

Wells Fargo Factor Enhanced International Equity Portfolio	9.85

Wells Fargo Strategic Retirement Bond Portfolio	9.10

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	4.69

Wells Fargo U.S. REIT Portfolio	3.17

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	2.92

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	2.82

Wells Fargo High Yield Corporate Bond Portfolio	2.49

Wells Fargo Emerging Markets Bond Portfolio	2.49

Portfolio allocation as of August 31, 2020[8]

Please see footnotes on page 14.

Wells Fargo Target Date Retirement Funds  |  13

Performance highlights (unaudited)

Target 2020 Fund (continued)

Volatility metrics as of August 31, 2020[9]

	Beta[10]	Standard deviation[11]	R-squared[12]

Class A	0.90	7.85%	0.97

Class C	0.90	7.85	0.97

Class R	0.90	7.86	0.97

Class R4	0.90	7.88	0.97

Class R6	0.90	7.86	0.97

Administrator Class	0.90	7.88	0.97

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.13% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has committed through June 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.85% for Class R, 0.29% for Class R4, 0.14% for Class R6, and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to the Class R shares.

[4]

Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class R4 shares.

[5]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[6]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. See Appendix I for additional information. You cannot invest directly in an index.

[7]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[9]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2020 Index over 36 months.

[10]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[11]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[12]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

14  |  Wells Fargo Target Date Retirement Funds

Performance highlights (unaudited)

Target 2025 Fund

Average annual total returns (%) as of August 31, 2020

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (WFAYX)[3]	11-30-2012	0.76	4.82	5.94	6.98	6.06	6.57	0.77	0.60

Class R (WFJRX)[4]	6-28-2013	–	–	–	7.22	5.74	6.27	1.02	0.85

Class R4 (WFGRX)[5]	11-30-2012	–	–	–	7.41	6.36	6.92	0.49	0.29

Class R6 (WTHRX)	6-29-2007	–	–	–	7.41	6.53	7.04	0.34	0.14

Administrator Class (WFTRX)	6-29-2007	–	–	–	6.94	6.18	6.66	0.69	0.49

S&P Target Date 2025 Index[6]	–	–	–	–	10.28	7.83	8.66	–	–

Wells Fargo Target 2025 Blended Index[7]	–	–	–	–	7.77	–	–	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2020[8]

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	25.93

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	24.55

Wells Fargo Investment Grade Corporate Bond Portfolio	13.52

Wells Fargo Factor Enhanced International Equity Portfolio	13.38

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	6.12

Wells Fargo Strategic Retirement Bond Portfolio	4.28

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	3.97

Wells Fargo High Yield Corporate Bond Portfolio	2.19

Wells Fargo U.S. REIT Portfolio	2.19

Wells Fargo Emerging Markets Bond Portfolio	2.19

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	1.81

Portfolio allocation as of August 31, 2020[9]

Please see footnotes on page 16.

Wells Fargo Target Date Retirement Funds  |  15

Performance highlights (unaudited)

Target 2025 Fund (continued)

Volatility metrics as of August 31, 2020[10]

	Beta[11]	Standard deviation[12]	R-squared[13]

Class A	0.90	9.25%	0.98

Class R	0.92	9.43	0.98

Class R4	0.90	9.30	0.98

Class R6	0.92	9.42	0.98

Administrator Class	0.91	9.36	0.97

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.13% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has committed through June 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.60% for Class A, 0.85% for Class R, 0.29% for Class R4, 0.14% for Class R6, and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Class A shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class A shares.

[4]

Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to the Class R shares

[5]

Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class R4 shares.

[6]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[7]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. See Appendix I for additional information. You cannot invest directly in an index.

[8]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[9]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[10]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2025 Index over 36 months.

[11]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[12]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[13]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

16  |  Wells Fargo Target Date Retirement Funds

Performance highlights (unaudited)

Target 2030 Fund

Average annual total returns (%) as of August 31, 2020

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (STHRX)	3-1-1994	1.12	5.42	6.81	7.25	6.67	7.45	0.75	0.60

Class C (WFDMX)	12-1-1998	5.48	5.87	6.65	6.48	5.87	6.65	1.50	1.35

Class R (WFJRX)[3]	6-28-2013	–	–	–	7.75	6.52	7.29	1.00	0.85

Class R4 (WTHRX)[4]	11-30-2012	–	–	–	7.62	7.00	7.86	0.47	0.29

Class R6 (WFOOX)	6-30-2004	–	–	–	7.79	7.16	7.97	0.32	0.14

Administrator Class (WFLIX)	11-8-1999	–	–	–	7.33	6.78	7.59	0.67	0.49

S&P Target Date 2030 Index[5]	–	–	–	–	10.98	8.30	9.21	–	–

Wells Fargo Target 2030 Blended Index[6]	–	–	–	–	8.36	–	–	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2020[7]

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	30.45

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	21.98

Wells Fargo Factor Enhanced International Equity Portfolio	17.39

Wells Fargo Investment Grade Corporate Bond Portfolio	11.47

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	7.59

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	5.14

Wells Fargo High Yield Corporate Bond Portfolio	1.85

Wells Fargo Emerging Markets Bond Portfolio	1.84

Wells Fargo Strategic Retirement Bond Portfolio	1.07

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	0.81

Wells Fargo U.S. REIT Portfolio	0.80

Portfolio allocation as of August 31, 2020[8]

Please see footnotes on page 18.

Wells Fargo Target Date Retirement Funds  |  17

Performance highlights (unaudited)

Target 2030 Fund (continued)

Volatility metrics as of August 31, 2020[9]

	Beta[10]	Standard deviation[11]	R-squared[12]

Class A	0.91	10.85%	0.98

Class C	0.91	10.83	0.98

Class R	0.92	10.93	0.98

Class R4	0.91	10.86	0.98

Class R6	0.91	10.88	0.98

Administrator Class	0.91	10.88	0.98

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.14% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has committed through June 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.85% for Class R, 0.29% for Class R4, 0.14% for Class R6, and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to the Class R shares.

[4]

Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class R4 shares.

[5]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[6]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. See Appendix I for additional information. You cannot invest directly in an index.

[7]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[9]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2030 Index over 36 months.

[10]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[11]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[12]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

18  |  Wells Fargo Target Date Retirement Funds

Performance highlights (unaudited)

Target 2035 Fund

Average annual total returns (%) as of August 31, 2020

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (WFQBX)[3]	11-30-2012	1.27	5.90	7.60	7.50	7.16	8.24	0.80	0.60

Class R (WFKRX)[4]	6-28-2013	–	–	–	7.37	6.93	7.97	1.05	0.85

Class R4 (WTTRX)[5]	11-30-2012	–	–	–	7.93	7.50	8.60	0.52	0.29

Class R6 (WFQRX)	6-29-2007	–	–	–	8.10	7.67	8.72	0.37	0.14

Administrator Class (WFQWX)	6-29-2007	–	–	–	7.64	7.29	8.34	0.72	0.49

S&P Target Date 2035 Index[6]	–	–	–	–	11.69	8.76	9.70	–	–

Wells Fargo Target 2035 Blended Index[7]	–	–	–	–	8.72	–	–	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2020[8]

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	35.62

Wells Fargo Factor Enhanced International Equity Portfolio	21.21

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	16.59

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	8.86

Wells Fargo Investment Grade Corporate Bond Portfolio	8.68

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	6.24

Wells Fargo High Yield Corporate Bond Portfolio	1.40

Wells Fargo Emerging Markets Bond Portfolio	1.40

Portfolio allocation as of August 31, 2020[9]

Please see footnotes on page 20.

Wells Fargo Target Date Retirement Funds  |  19

Performance highlights (unaudited)

Target 2035 Fund (continued)

Volatility metrics as of August 31, 2020[10]

	Beta[11]	Standard deviation[12]	R-squared[13]

Class A	0.91	12.34%	0.98

Class R	0.92	12.36	0.99

Class R4	0.92	12.41	0.98

Class R6	0.91	12.31	0.99

Administrator Class	0.92	12.39	0.99

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.15% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has committed through June 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.60% for Class A, 0.85% for Class R, 0.29% for Class R4, 0.14% for Class R6, and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolio are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Class A shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class A shares.

[4]

Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to the Class R shares.

[5]

Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class R4 shares.

[6]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[7]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. See Appendix I for additional information. You cannot invest directly in an index.

[8]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[9]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[10]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2035 Index over 36 months.

[11]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[12]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[13]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

20  |  Wells Fargo Target Date Retirement Funds

Performance highlights (unaudited)

Target 2040 Fund

Average annual total returns (%) as of August 31, 2020

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (STFRX)	3-1-1994	1.31	6.22	8.04	7.47	7.48	8.69	0.76	0.60

Class C (WFOFX)	7-1-1998	5.56	6.67	7.87	6.56	6.67	7.87	1.51	1.35

Class R (WFMRX)[3]	6-28-2013	–	–	–	7.65	7.33	8.53	1.01	0.85

Class R4 (WTFRX)[4]	11-30-2012	–	–	–	7.77	7.82	9.09	0.48	0.29

Class R6 (WFOSX)	6-30-2004	–	–	–	7.93	7.97	9.21	0.33	0.14

Administrator Class (WFWX)	11-8-1999	–	–	–	7.51	7.60	8.83	0.68	0.49

S&P Target Date 2040 Index[5]	–	–	–	–	12.14	9.07	10.03	–	–

Wells Fargo Target 2040 Blended Index[6]	–	–	–	–	8.74	–	–	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2020[7]

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	39.55

Wells Fargo Factor Enhanced International Equity Portfolio	24.36

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	11.26

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	9.82

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	7.22

Wells Fargo Investment Grade Corporate Bond Portfolio	5.89

Wells Fargo High Yield Corporate Bond Portfolio	0.95

Wells Fargo Emerging Markets Bond Portfolio	0.95

Portfolio allocation as of August 31, 2020[8]

Please see footnotes on page 22.

Wells Fargo Target Date Retirement Funds  |  21

Performance highlights (unaudited)

Target 2040 Fund (continued)

Volatility metrics as of August 31, 2020[9]

	Beta[10]	Standard deviation[11]	R-squared[12]

Class A	0.94	13.59%	0.99

Class C	0.94	13.59	0.99

Class R	0.94	13.63	0.99

Class R4	0.94	13.58	0.99

Class R6	0.93	13.55	0.99

Administrator Class	0.94	13.56	0.99

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.15% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has committed through June 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.85% for Class R, 0.29% for Class R4, 0.14% for Class R6, and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to the Class R shares.

[4]

Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class R4 shares.

[5]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[6]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. See Appendix I for additional information. You cannot invest directly in an index.

[7]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[9]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2040 Index over 36 months.

[10]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[11]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[12]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

22  |  Wells Fargo Target Date Retirement Funds

Performance highlights (unaudited)

Target 2045 Fund

Average annual total returns (%) as of August 31, 2020

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (WFQVX)[3]	11-30-2012	1.27	6.47	8.38	7.46	7.74	9.02	0.88	0.60

Class R (WFNRX)[4]	6-28-2013	–	–	–	7.76	7.59	8.80	1.13	0.85

Class R4 (WFFRX)[5]	11-30-2012	–	–	–	7.76	8.06	9.39	0.60	0.29

Class R6 (WFQPX)	6-29-2007	–	–	–	7.85	8.21	9.48	0.45	0.14

Administrator Class (WFQYX)	6-29-2007	–	–	–	7.45	7.80	9.08	0.80	0.49

S&P Target Date 2045 Index[6]	–	–	–	–	12.39	9.26	10.25	–	–

Wells Fargo Target 2045 Blended Index[7]	–	–	–	–	8.77	–	–	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2020[8]

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	41.65

Wells Fargo Factor Enhanced International Equity Portfolio	26.21

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	10.34

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	8.30

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	7.75

Wells Fargo Investment Grade Corporate Bond Portfolio	4.34

Wells Fargo High Yield Corporate Bond Portfolio	0.70

Wells Fargo Emerging Markets Bond Portfolio	0.70

Portfolio allocation as of August 31, 2020[9]

Please see footnotes on page 24.

Wells Fargo Target Date Retirement Funds  |  23

Performance highlights (unaudited)

Target 2045 Fund (continued)

Volatility metrics as of August 31, 2020[10]

	Beta[11]	Standard deviation[12]	R-squared[13]

Class A	0.95	14.36%	0.99

Class R	0.96	14.43	0.99

Class R4	0.95	14.38	0.99

Class R6	0.95	14.39	0.99

Administrator Class	0.95	14.32	0.99

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.16% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has committed through June 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.60% for Class A, 0.85% for Class R, 0.29% for Class R4, 0.14% for Class R6, and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Class A shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class A shares.

[4]

Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to the Class R shares.

[5]

Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class R4 shares.

[6]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[7]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. See Appendix I for additional information. You cannot invest directly in an index.

[8]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[9]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[10]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2045 Index over 36 months.

[11]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[12]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[13]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

24  |  Wells Fargo Target Date Retirement Funds

Performance highlights (unaudited)

Target 2050 Fund

Average annual total returns (%) as of August 31, 2020

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (WFQAX)[3]	11-30-2012	1.01	6.49	8.39	7.24	7.75	9.04	0.83	0.60

Class C (WFQCX)[4]	11-30-2012	5.51	6.97	8.23	6.51	6.97	8.23	1.58	1.35

Class R (WFWRX)[5]	6-28-2013	–	–	–	7.99	7.68	8.87	1.08	0.85

Class R4 (WQFRX)[6]	11-30-2012	–	–	–	7.49	8.09	9.40	0.55	0.29

Class R6 (WFQFX)	6-29-2007	–	–	–	7.80	8.26	9.53	0.40	0.14

Administrator Class (WFQDX)	6-29-2007	–	–	–	7.46	7.89	9.15	0.75	0.49

S&P Target Date 2045 Index[7]	–	–	–	–	12.39	9.26	10.25	–	–

S&P Target Date 2050 Index[7]*	–	–	–	–	12.52	9.43	–	–	–

Wells Fargo Target 2050 Blended Index[8]	–	–	–	–	8.72	–	–	–	–

*	The inception date of the index is June 1, 2012.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2020[9]

Wells Fargo Factor Enhanced Large Cap Equity Portfolio	43.26

Wells Fargo Factor Enhanced International Equity Portfolio	27.69

Wells Fargo Factor Enhanced Small Cap Equity Portfolio	10.74

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	8.17

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	5.99

Wells Fargo Investment Grade Corporate Bond Portfolio	3.14

Wells Fargo High Yield Corporate Bond Portfolio	0.51

Wells Fargo Emerging Markets Bond Portfolio	0.50

Portfolio allocation as of August 31, 2020[10]

Please see footnotes on page 26.

Wells Fargo Target Date Retirement Funds  |  25

Performance highlights (unaudited)

Target 2050 Fund (continued)

Volatility metrics as of August 31, 2020[11]

	Beta[12]	Standard deviation[13]	R-squared[14]

Class A	0.96	14.83%	0.99

Class C	0.96	14.83	0.99

Class R	0.97	14.95	0.99

Class R4	0.96	14.86	0.99

Class R6	0.96	14.87	0.99

Administrator Class	0.96	14.79	0.99

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.16% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has committed through June 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.85% for Class R, 0.29% for Class R4, 0.14% for Class R6, and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Class A shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class A shares.

[4]

Historical performance shown for the Class C shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class C shares.

[5]

Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to the Class R shares.

[6]

Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class R4 shares.

[7]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[8]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. See Appendix I for additional information. You cannot invest directly in an index.

[9]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[10]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[11]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2050 Index over 36 months.

[12]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[13]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[14]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

26  |  Wells Fargo Target Date Retirement Funds

Performance highlights (unaudited)

Target 2055 Fund

Average annual total returns (%) as of August 31, 2020

		Including sales charge			Excluding sales charge				Expense ratios[1] (%)

	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[2]

Class A (WFQZX)[3]	11-30-2012	1.07	6.48	6.60	7.22	7.75	7.29		1.21	0.60

Class R (WFYRX)[4]	6-28-2013	–	–	–	7.74	7.61	7.03		1.46	0.85

Class R4 (WFVRX)[5]	11-30-2012	–	–	–	7.57	8.07	7.64		0.93	0.29

Class R6 (WFQUX)	6-30-2011	–	–	–	7.70	8.23	7.77		0.78	0.14

Administrator Class (WFLHX)	6-30-2011	–	–	–	7.37	7.87	7.89		1.13	0.49

S&P Target Date 2055 Index[6]	–	–	–	–	12.52	9.52	8.83	*	–	–

Wells Fargo Target 2055 Blended Index[7]	–	–	–	–	8.72	–	–		–	–

*	Based on the inception date of the oldest Fund class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2020[8]

Wells Fargo Factor Enhanced Large Cap Equity Portfolio	43.18

Wells Fargo Factor Enhanced International Equity Portfolio	27.72

Wells Fargo Factor Enhanced Small Cap Equity Portfolio	10.76

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	8.16

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	6.02

Wells Fargo Investment Grade Corporate Bond Portfolio	3.15

Wells Fargo High Yield Corporate Bond Portfolio	0.51

Wells Fargo Emerging Markets Bond Portfolio	0.50

Portfolio allocation as of August 31, 2020[9]

Please see footnotes on page 28.

Wells Fargo Target Date Retirement Funds  |  27

Performance highlights (unaudited)

Target 2055 Fund (continued)

Volatility metrics as of August 31, 2020[10]

	Beta[11]	Standard deviation[12]	R-squared[13]

Class A	0.96	14.88%	0.99

Class R	0.96	14.98	0.99

Class R4	0.96	14.93	0.99

Class R6	0.96	14.90	0.99

Administrator Class	0.96	14.90	0.99

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.16% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has committed through June 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.60% for Class A, 0.85% for Class R, 0.29% for Class R4, 0.14% for Class R6, and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Class A shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class A shares.

[4]

Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to the Class R shares.

[5]

Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class R4 shares.

[6]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[7]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. See Appendix I for additional information. You cannot invest directly in an index.

[8]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[9]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[10]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2055 Index over 36 months.

[11]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[12]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[13]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

28  |  Wells Fargo Target Date Retirement Funds

Performance highlights (unaudited)

Target 2060 Fund

Average annual total returns (%) as of August 31, 2020

		Including sales charge			Excluding sales charge				Expense ratios[1] (%)

	Inception date	1 year	Since Inception		1 year	Since Inception			Gross	Net[2]

Class A (WFAFX)	6-30-2015	1.26	6.48	5.18	7.40	7.76	6.39		1.61	0.60

Class C (WFCFX)	6-30-2015	6.43	7.14	5.76	7.43	7.14	5.76		2.36	1.35

Class R (WFRFX)	6-30-2015	–		–	8.23	7.70	6.31		1.86	0.85

Class R4 (WFSFX)	6-30-2015	–		–	7.65	8.10	6.72		1.33	0.29

Class R6 (WFUFX)	6-30-2015	–		–	7.81	8.25	6.86		1.18	0.14

Administrator Class (WFDFX)	6-30-2015	–		–	7.50	7.89	6.51		1.53	0.49

S&P Target Date 2055 Index[3]	–	–		–	12.52	9.52	8.16	*	–	–

S&P Target Date 2060+ Index[3]**	–	–		–	12.72	–	–		–	–

Wells Fargo Target 2060 Blended Index[4]	–	–		–	8.72	–	–		–	–

*	Based on the inception date of the oldest Fund class.

**	The inception date of the index is May 31, 2016.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2020[5]

Wells Fargo Factor Enhanced Large Cap Equity Portfolio	43.10

Wells Fargo Factor Enhanced International Equity Portfolio	27.82

Wells Fargo Factor Enhanced Small Cap Equity Portfolio	10.80

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	8.14

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	5.99

Wells Fargo Investment Grade Corporate Bond Portfolio	3.13

Wells Fargo High Yield Corporate Bond Portfolio	0.51

Wells Fargo Emerging Markets Bond Portfolio	0.51

Portfolio allocation as of August 31, 2020[6]

Please see footnotes on page 30.

Wells Fargo Target Date Retirement Funds  |  29

Performance highlights (unaudited)

Target 2060 Fund (continued)

Volatility metrics as of August 31, 2020[7]

	Beta[8]	Standard deviation[9]	R-squared[10]

Class A	0.96	14.95%	0.99

Class C	0.96	15.06	0.99

Class R	0.96	15.05	0.99

Class R4	0.95	14.93	0.99

Class R6	0.95	14.94	0.99

Administrator Class	0.95	14.95	0.99

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.16% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has committed through June 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.85% for Class R, 0.29% for Class R4, 0.14% for Class R6, and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[4]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. See Appendix I for additional information. You cannot invest directly in an index.

[5]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2060+ Index over 36 months.

[8]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[9]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[10]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

30  |  Wells Fargo Target Date Retirement Funds

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from March 1, 2020 to August 31, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Today Fund	Beginning account value 3-1-2020	Ending account value 8-31-2020	Expenses paid during the period[1]	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,041.91	$3.19	0.62%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.08	$3.16	0.62%

Class C

Actual	$1,000.00	$1,038.01	$7.04	1.37%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.97	1.37%

Class R

Actual	$1,000.00	$1,048.52	$4.49	0.87%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.82	$4.43	0.87%

Class R4

Actual	$1,000.00	$1,043.42	$1.60	0.31%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.64	$1.58	0.31%

Class R6

Actual	$1,000.00	$1,044.16	$0.82	0.16%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.82	0.16%

Administrator Class

Actual	$1,000.00	$1,042.36	$2.63	0.51%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.60	0.51%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Wells Fargo Target Date Retirement Funds  |  31

Fund expenses (unaudited)

Target 2010 Fund	Beginning account value 3-1-2020	Ending account value 8-31-2020	Expenses paid during the period[1]	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,043.76	$3.14	0.61%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.13	$3.11	0.61%

Class C

Actual	$1,000.00	$1,040.59	$7.05	1.37%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.97	1.37%

Class R

Actual	$1,000.00	$1,053.22	$4.50	0.87%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.82	$4.43	0.87%

Class R4

Actual	$1,000.00	$1,045.75	$1.60	0.31%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.64	$1.58	0.31%

Class R6

Actual	$1,000.00	$1,046.44	$0.83	0.16%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.82	0.16%

Administrator Class

Actual	$1,000.00	$1,044.58	$2.63	0.51%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.60	0.51%
Target 2015 Fund

Class A

Actual	$1,000.00	$1,046.42	$3.20	0.62%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.08	$3.16	0.62%

Class R

Actual	$1,000.00	$1,057.57	$4.51	0.87%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.82	$4.43	0.87%

Class R4

Actual	$1,000.00	$1,048.19	$1.60	0.31%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.64	$1.58	0.31%

Class R6

Actual	$1,000.00	$1,048.29	$0.83	0.16%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.82	0.16%

Administrator Class

Actual	$1,000.00	$1,048.36	$2.63	0.51%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.60	0.51%
Target 2020 Fund

Class A

Actual	$1,000.00	$1,050.08	$3.20	0.62%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.08	$3.16	0.62%

Class C

Actual	$1,000.00	$1,045.96	$7.07	1.37%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.97	1.37%

Class R

Actual	$1,000.00	$1,051.43	$4.50	0.87%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.82	$4.43	0.87%

Class R4

Actual	$1,000.00	$1,050.97	$1.60	0.31%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.64	$1.58	0.31%

Class R6

Actual	$1,000.00	$1,052.63	$0.83	0.16%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.82	0.16%

Administrator Class

Actual	$1,000.00	$1,050.53	$2.64	0.51%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.60	0.51%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

32  |  Wells Fargo Target Date Retirement Funds

Fund expenses (unaudited)

Target 2025 Fund	Beginning account value 3-1-2020	Ending account value 8-31-2020	Expenses paid during the period[1]	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,059.25	$3.22	0.62%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.08	$3.16	0.62%

Class R

Actual	$1,000.00	$1,063.75	$4.53	0.87%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.82	$4.43	0.87%

Class R4

Actual	$1,000.00	$1,060.50	$1.61	0.31%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.64	$1.58	0.31%

Class R6

Actual	$1,000.00	$1,060.61	$0.83	0.16%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.82	0.16%

Administrator Class

Actual	$1,000.00	$1,058.20	$2.65	0.51%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.60	0.51%
Target 2030 Fund

Class A

Actual	$1,000.00	$1,065.90	$3.23	0.62%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.08	$3.16	0.62%

Class C

Actual	$1,000.00	$1,062.07	$7.12	1.37%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.97	1.37%

Class R

Actual	$1,000.00	$1,071.55	$4.39	0.84%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.97	$4.28	0.84%

Class R4

Actual	$1,000.00	$1,067.47	$1.62	0.31%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.64	$1.58	0.31%

Class R6

Actual	$1,000.00	$1,068.44	$0.83	0.16%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.82	0.16%

Administrator Class

Actual	$1,000.00	$1,065.86	$2.66	0.51%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.60	0.51%
Target 2035 Fund

Class A

Actual	$1,000.00	$1,071.82	$3.24	0.62%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.08	$3.16	0.62%

Class R

Actual	$1,000.00	$1,072.58	$4.49	0.86%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.87	$4.38	0.86%

Class R4

Actual	$1,000.00	$1,074.32	$1.67	0.32%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	$1.63	0.32%

Class R6

Actual	$1,000.00	$1,075.78	$0.84	0.16%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.82	0.16%

Administrator Class

Actual	$1,000.00	$1,073.63	$2.67	0.51%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.60	0.51%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Wells Fargo Target Date Retirement Funds  |  33

Fund expenses (unaudited)

Target 2040 Fund	Beginning account value 3-1-2020	Ending account value 8-31-2020	Expenses paid during the period[1]	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,076.32	$3.24	0.62%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.08	$3.16	0.62%

Class C

Actual	$1,000.00	$1,072.45	$7.16	1.37%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.97	1.37%

Class R

Actual	$1,000.00	$1,079.94	$4.51	0.86%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.87	$4.38	0.86%

Class R4

Actual	$1,000.00	$1,078.40	$1.62	0.31%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.64	$1.58	0.31%

Class R6

Actual	$1,000.00	$1,079.20	$0.84	0.16%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.82	0.16%

Administrator Class

Actual	$1,000.00	$1,076.50	$2.67	0.51%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.60	0.51%
Target 2045 Fund

Class A

Actual	$1,000.00	$1,079.31	$3.25	0.62%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.08	$3.16	0.62%

Class R

Actual	$1,000.00	$1,083.94	$4.52	0.86%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.87	$4.38	0.86%

Class R4

Actual	$1,000.00	$1,081.28	$1.68	0.32%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	$1.63	0.32%

Class R6

Actual	$1,000.00	$1,080.35	$0.84	0.16%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.82	0.16%

Administrator Class

Actual	$1,000.00	$1,079.17	$2.67	0.51%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.60	0.51%
Target 2050 Fund

Class A

Actual	$1,000.00	$1,079.14	$3.25	0.62%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.08	$3.16	0.62%

Class C

Actual	$1,000.00	$1,076.70	$7.17	1.37%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.97	1.37%

Class R

Actual	$1,000.00	$1,089.08	$4.42	0.84%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.97	$4.28	0.84%

Class R4

Actual	$1,000.00	$1,081.43	$1.63	0.31%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.64	$1.58	0.31%

Class R6

Actual	$1,000.00	$1,082.98	$0.84	0.16%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.82	0.16%

Administrator Class

Actual	$1,000.00	$1,081.78	$2.68	0.51%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.60	0.51%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

34  |  Wells Fargo Target Date Retirement Funds

Fund expenses (unaudited)

Target 2055 Fund	Beginning account value 3-1-2020	Ending account value 8-31-2020	Expenses paid during the period[1]	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,079.72	$3.25	0.62%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.08	$3.16	0.62%

Class R

Actual	$1,000.00	$1,085.46	$4.52	0.86%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.87	$4.38	0.86%

Class R4

Actual	$1,000.00	$1,081.17	$1.68	0.32%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	$1.63	0.32%

Class R6

Actual	$1,000.00	$1,082.25	$0.84	0.16%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.82	0.16%

Administrator Class

Actual	$1,000.00	$1,079.97	$2.62	0.50%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
Target 2060 Fund

Class A

Actual	$1,000.00	$1,081.29	$3.25	0.62%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.08	$3.16	0.62%

Class C

Actual	$1,000.00	$1,085.74	$7.15	1.36%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.92	1.36%

Class R

Actual	$1,000.00	$1,090.99	$4.53	0.86%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.87	$4.38	0.86%

Class R4

Actual	$1,000.00	$1,082.26	$1.63	0.31%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.64	$1.58	0.31%

Class R6

Actual	$1,000.00	$1,083.48	$0.79	0.15%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.77	0.15%

Administrator Class

Actual	$1,000.00	$1,081.81	$2.68	0.51%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.60	0.51%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Wells Fargo Target Date Retirement Funds  |  35

Portfolio of investments—August 31, 2020 (unaudited)

TARGET TODAY FUND

Value
Investment Companies: 100.20%

Affiliated Master Portfolios: 100.20%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$21,416,477
Wells Fargo Emerging Markets Bond Portfolio	1,822,857
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	1,115,251
Wells Fargo Factor Enhanced International Equity Portfolio	3,758,370
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	7,280,622
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	3,109,146
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	1,803,333
Wells Fargo High Yield Corporate Bond Portfolio	1,825,463
Wells Fargo Investment Grade Corporate Bond Portfolio	11,168,847
Wells Fargo Strategic Retirement Bond Portfolio	7,254,041
Wells Fargo U.S. REIT Portfolio	1,540,826

Total Investment Companies (Cost $53,128,539)	62,095,233

Total investments in securities (Cost $53,128,539)	100.20%	62,095,233

Other assets and liabilities, net	(0.20)	(123,701)

Total net assets	100.00%	$61,971,532

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	3.44%	3.69%	$396,207	$(78,682)	$190,573	$0	$534	$21,416,477
Wells Fargo Emerging Markets Bond Portfolio	4.45	5.07	2,945	(34,422)	45,471	0	19	1,822,857
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.61	0.53	(117,524)	61,491	12	21,959	51	1,115,251
Wells Fargo Factor Enhanced International Equity Portfolio	0.76	0.59	(135,086)	401,340	0	71,745	205	3,758,370
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.87	0.82	304,761	421,309	58	90,522	423	7,280,622
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	0.00	12.68	1,890	288,287	0	8,082	41	3,109,146
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.90	0.81	(174,874)	244,300	19	17,913	128	1,803,333
Wells Fargo High Yield Corporate Bond Portfolio	3.46	1.00	(77,777)	46,453	54,462	0	57	1,825,463
Wells Fargo Investment Grade Corporate Bond Portfolio	4.53	5.03	88,051	25,069	188,378	0	82	11,168,847
Wells Fargo Strategic Retirement Bond Portfolio	10.17	11.19	85,280	127,577	47,699	0	33	7,254,041
Wells Fargo U.S. REIT Portfolio	5.66	6.36	(112,109)	66,160	0	29,562	19	1,540,826

			$261,764	$1,568,882	$526,672	$239,783	$1,592	$62,095,233	100.20%

The accompanying notes are an integral part of these financial statements.

36  |  Wells Fargo Target Date Retirement Funds

Portfolio of investments—August 31, 2020 (unaudited)

TARGET 2010 FUND

Value
Investment Companies: 100.10%

Affiliated Master Portfolios: 100.10%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$18,873,391
Wells Fargo Emerging Markets Bond Portfolio	1,606,495
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	1,046,405
Wells Fargo Factor Enhanced International Equity Portfolio	3,526,632
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	6,832,038
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	2,668,649
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	1,695,185
Wells Fargo High Yield Corporate Bond Portfolio	1,608,814
Wells Fargo Investment Grade Corporate Bond Portfolio	9,853,038
Wells Fargo Strategic Retirement Bond Portfolio	6,393,160
Wells Fargo U.S. REIT Portfolio	1,423,649

Total Investment Companies (Cost $34,039,381)	55,527,456

Total investments in securities (Cost $34,039,381)	100.10%	55,527,456

Other assets and liabilities, net	(0.10)	(52,880)

Total net assets	100.00%	$55,474,576

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	3.06%	3.25%	$350,149	$(32,624)	$168,482	$0	$469	$18,873,391
Wells Fargo Emerging Markets Bond Portfolio	3.95	4.47	2,519	(29,169)	40,108	0	17	1,606,495
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.59	0.50	(106,242)	138,608	11	20,143	47	1,046,405
Wells Fargo Factor Enhanced International Equity Portfolio	0.72	0.56	(122,736)	413,489	0	66,415	188	3,526,632
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.82	0.77	284,712	467,926	51	83,460	385	6,832,038
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	0.00	10.89	1,621	161,978	0	6,871	35	2,668,649
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.85	0.76	(159,411)	262,544	17	16,406	116	1,695,185
Wells Fargo High Yield Corporate Bond Portfolio	3.05	0.88	(68,468)	45,321	48,016	0	50	1,608,814
Wells Fargo Investment Grade Corporate Bond Portfolio	4.01	4.43	76,473	52,814	165,846	0	73	9,853,038
Wells Fargo Strategic Retirement Bond Portfolio	9.04	9.86	75,365	120,187	42,473	0	30	6,393,160
Wells Fargo U.S. REIT Portfolio	5.34	5.87	(103,939)	6,500	0	27,307	18	1,423,649

			$230,043	$1,607,574	$465,004	$220,602	$1,428	$55,527,456	100.10%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Target Date Retirement Funds  |  37

Portfolio of investments—August 31, 2020 (unaudited)

TARGET 2015 FUND

Value
Investment Companies: 100.19%

Affiliated Master Portfolios: 100.19%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$18,197,373
Wells Fargo Emerging Markets Bond Portfolio	1,549,057
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	1,344,101
Wells Fargo Factor Enhanced International Equity Portfolio	4,536,464
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	8,779,019
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	2,196,198
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	2,175,506
Wells Fargo High Yield Corporate Bond Portfolio	1,551,211
Wells Fargo Investment Grade Corporate Bond Portfolio	9,485,240
Wells Fargo Strategic Retirement Bond Portfolio	6,164,278
Wells Fargo U.S. REIT Portfolio	1,718,563

Total Investment Companies (Cost $43,761,063)	57,697,010

Total investments in securities (Cost $43,761,063)	100.19%	57,697,010

Other assets and liabilities, net	(0.19)	(111,556)

Total net assets	100.00%	$57,585,454

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	3.13%	3.13%	$349,758	$(63,894)	$165,348	$0	$460	$18,197,373
Wells Fargo Emerging Markets Bond Portfolio	4.04	4.31	2,265	(38,348)	39,053	0	17	1,549,057
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.74	0.64	(136,833)	161,402	14	25,212	59	1,344,101
Wells Fargo Factor Enhanced International Equity Portfolio	0.90	0.72	(158,430)	474,785	0	83,714	237	4,536,464
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	1.03	0.99	362,314	525,897	65	104,946	484	8,779,019
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	0.00	8.96	1,325	235,230	0	5,672	29	2,196,198
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	1.07	0.98	(206,898)	314,094	21	20,589	146	2,175,506
Wells Fargo High Yield Corporate Bond Portfolio	3.12	0.85	(66,890)	34,591	46,893	0	50	1,551,211
Wells Fargo Investment Grade Corporate Bond Portfolio	4.10	4.27	77,504	(9,479)	162,301	0	72	9,485,240
Wells Fargo Strategic Retirement Bond Portfolio	9.24	9.51	74,885	109,073	42,122	0	29	6,164,278
Wells Fargo U.S. REIT Portfolio	6.84	7.09	(131,111)	(5,208)	0	33,809	22	1,718,563

			$167,889	$1,738,143	$455,817	$273,942	$1,605	$57,697,010	100.19%

The accompanying notes are an integral part of these financial statements.

38  |  Wells Fargo Target Date Retirement Funds

Portfolio of investments—August 31, 2020 (unaudited)

TARGET 2020 FUND

Value
Investment Companies: 100.82%

Affiliated Master Portfolios: 100.82%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$94,596,492
Wells Fargo Emerging Markets Bond Portfolio	8,039,113
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	9,440,110
Wells Fargo Factor Enhanced International Equity Portfolio	31,859,076
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	60,818,002
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	9,129,937
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	15,165,323
Wells Fargo High Yield Corporate Bond Portfolio	8,050,698
Wells Fargo Investment Grade Corporate Bond Portfolio	49,300,933
Wells Fargo Strategic Retirement Bond Portfolio	29,423,436
Wells Fargo U.S. REIT Portfolio	10,262,426

Total Investment Companies (Cost $271,372,766)	326,085,546

Total investments in securities (Cost $271,372,766)	100.82%	326,085,546

Other assets and liabilities, net	(0.82)	(2,638,299)

Total net assets	100.00%	$323,447,247

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	16.98%	16.28%	$1,828,744	$(86,355)	$858,443	$0	$2,392	$94,596,492
Wells Fargo Emerging Markets Bond Portfolio	21.86	22.35	11,214	(197,731)	203,644	0	89	8,039,113
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	5.16	4.50	(888,336)	1,035,775	97	170,260	398	9,440,110
Wells Fargo Factor Enhanced International Equity Portfolio	6.30	5.04	(1,045,010)	3,224,908	0	563,521	1,608	31,859,076
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	7.17	6.83	2,499,028	3,414,838	446	699,729	3,006	60,818,002
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	0.00	37.24	5,566	566,641	0	23,592	120	9,129,937
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	7.54	6.81	(1,405,518)	2,046,035	148	137,654	982	15,165,323
Wells Fargo High Yield Corporate Bond Portfolio	16.95	4.42	(348,987)	182,507	245,037	0	262	8,050,698
Wells Fargo Investment Grade Corporate Bond Portfolio	22.25	22.18	405,156	112,584	847,607	0	376	49,300,933
Wells Fargo Strategic Retirement Bond Portfolio	46.07	45.37	361,031	582,872	200,418	0	141	29,423,436
Wells Fargo U.S. REIT Portfolio	42.17	42.33	(744,656)	(280,329)	0	196,902	133	10,262,426

			$678,232	$10,601,745	$2,355,840	$1,791,658	$9,507	$326,085,546	100.82%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Target Date Retirement Funds  |  39

Portfolio of investments—August 31, 2020 (unaudited)

TARGET 2025 FUND

Value
Investment Companies: 100.12%

Affiliated Master Portfolios: 100.12%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$50,721,580
Wells Fargo Emerging Markets Bond Portfolio	4,273,671
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	7,773,472
Wells Fargo Factor Enhanced International Equity Portfolio	26,177,006
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	48,008,212
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	3,532,083
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	11,965,685
Wells Fargo High Yield Corporate Bond Portfolio	4,279,205
Wells Fargo Investment Grade Corporate Bond Portfolio	26,450,152
Wells Fargo Strategic Retirement Bond Portfolio	8,371,563
Wells Fargo U.S. REIT Portfolio	4,278,730

Total Investment Companies (Cost $165,631,642)	195,831,359

Total investments in securities (Cost $165,631,642)	100.12%	195,831,359

Other assets and liabilities, net	(0.12)	(240,301)

Total net assets	100.00%	$195,591,058

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	10.24%	8.73%	$1,028,964	$(88,058)	$469,438	$0	$1,307	$50,721,580
Wells Fargo Emerging Markets Bond Portfolio	13.18	11.88	4,698	(160,906)	110,696	0	49	4,273,671
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	4.66	3.71	(744,218)	715,723	86	139,582	338	7,773,472
Wells Fargo Factor Enhanced International Equity Portfolio	5.67	4.14	(886,039)	2,263,273	0	464,665	1,366	26,177,006
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	6.15	5.39	1,916,241	2,329,654	378	551,847	2,451	48,008,212
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	0.00	14.41	2,141	219,553	0	9,127	47	3,532,083
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	6.44	5.37	(1,133,354)	1,409,446	125	109,550	803	11,965,685
Wells Fargo High Yield Corporate Bond Portfolio	10.21	2.35	(184,011)	24,805	132,277	0	145	4,279,205
Wells Fargo Investment Grade Corporate Bond Portfolio	13.49	11.90	241,322	(190,931)	462,700	0	207	26,450,152
Wells Fargo Strategic Retirement Bond Portfolio	14.75	12.91	108,797	146,362	59,113	0	42	8,371,563
Wells Fargo U.S. REIT Portfolio	20.24	17.65	(323,537)	(240,315)	0	85,251	59	4,278,730

			$31,004	$6,428,606	$1,234,813	$1,360,022	$6,814	$195,831,359	100.12%

The accompanying notes are an integral part of these financial statements.

40  |  Wells Fargo Target Date Retirement Funds

Portfolio of investments—August 31, 2020 (unaudited)

TARGET 2030 FUND

Value
Investment Companies: 100.40%

Affiliated Master Portfolios: 100.40%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$105,830,894
Wells Fargo Emerging Markets Bond Portfolio	8,877,784
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	24,754,306
Wells Fargo Factor Enhanced International Equity Portfolio	83,729,832
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	146,613,204
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	3,879,605
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	36,556,227
Wells Fargo High Yield Corporate Bond Portfolio	8,890,399
Wells Fargo Investment Grade Corporate Bond Portfolio	55,198,955
Wells Fargo Strategic Retirement Bond Portfolio	5,172,300
Wells Fargo U.S. REIT Portfolio	3,845,381

Total Investment Companies (Cost $416,582,629)	483,348,887

Total investments in securities (Cost $416,582,629)	100.40%	483,348,887

Other assets and liabilities, net	(0.40)	(1,920,392)

Total net assets	100.00%	$481,428,495

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	18.76%	21.90%	$1,963,823	$(284,316)	$933,673	$0	$2,616	$105,830,894
Wells Fargo Emerging Markets Bond Portfolio	23.91	1.84	13,814	(209,183)	218,674	0	96	8,877,784
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	12.59	5.12	(2,092,111)	2,510,982	233	422,011	948	24,754,306
Wells Fargo Factor Enhanced International Equity Portfolio	15.39	17.32	(2,447,429)	8,137,210	0	1,370,875	3,875	83,729,832
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	16.00	30.33	6,039,950	8,216,113	990	1,574,283	7,155	146,613,204
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	0.00	0.80	2,356	236,871	0	9,911	50	3,879,605
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	16.72	7.56	(3,234,785)	4,834,167	331	307,490	2,159	36,556,227
Wells Fargo High Yield Corporate Bond Portfolio	18.60	1.84	(369,915)	182,315	262,449	0	280	8,890,399
Wells Fargo Investment Grade Corporate Bond Portfolio	24.69	11.42	443,482	39,841	921,513	0	407	55,198,955
Wells Fargo Strategic Retirement Bond Portfolio	8.00	1.07	61,309	90,232	34,080	0	24	5,172,300
Wells Fargo U.S. REIT Portfolio	15.61	0.80	(265,584)	(133,909)	0	71,803	48	3,845,381

			$114,910	$23,620,323	$2,371,943	$3,756,373	$17,658	$483,348,887	100.40%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Target Date Retirement Funds  |  41

Portfolio of investments—August 31, 2020 (unaudited)

TARGET 2035 FUND

Value
Investment Companies: 100.09%

Affiliated Master Portfolios: 100.09%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$31,536,955
Wells Fargo Emerging Markets Bond Portfolio	2,662,297
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	11,851,954
Wells Fargo Factor Enhanced International Equity Portfolio	40,305,015
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	67,696,324
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	16,834,623
Wells Fargo High Yield Corporate Bond Portfolio	2,663,711
Wells Fargo Investment Grade Corporate Bond Portfolio	16,497,185

Total Investment Companies (Cost $165,139,486)	190,048,064

Total investments in securities (Cost $165,139,486)	100.09%	190,048,064

Other assets and liabilities, net	(0.09)	(177,403)

Total net assets	100.00%	$189,870,661

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	5.92%	5.43%	$588,644	$(71,765)	$270,248	$0	$781	$31,536,955
Wells Fargo Emerging Markets Bond Portfolio	7.62	7.40	3,834	(74,871)	65,774	0	29	2,662,297
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	6.31	5.66	(1,012,417)	1,105,427	7	200,182	568	11,851,954
Wells Fargo Factor Enhanced International Equity Portfolio	7.78	6.37	(1,188,172)	3,456,235	0	654,762	2,139	40,305,015
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	7.75	7.61	2,723,181	3,392,231	477	722,319	2,347	67,696,324
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	8.11	7.56	(1,499,534)	2,002,142	159	141,940	1,011	16,834,623
Wells Fargo High Yield Corporate Bond Portfolio	5.90	1.46	(108,740)	35,540	78,834	0	85	2,663,711
Wells Fargo Investment Grade Corporate Bond Portfolio	7.79	7.42	139,526	(71,441)	282,684	0	121	16,497,185

			$(353,678)	$9,773,498	$698,183	$1,719,203	$7,081	$190,048,064	100.09%

The accompanying notes are an integral part of these financial statements.

42  |  Wells Fargo Target Date Retirement Funds

Portfolio of investments—August 31, 2020 (unaudited)

TARGET 2040 FUND

Value
Investment Companies: 100.53%

Affiliated Master Portfolios: 100.53%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$50,486,180
Wells Fargo Emerging Markets Bond Portfolio	4,259,023
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	32,367,344
Wells Fargo Factor Enhanced International Equity Portfolio	109,253,809
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	177,328,824
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	44,041,097
Wells Fargo High Yield Corporate Bond Portfolio	4,264,211
Wells Fargo Investment Grade Corporate Bond Portfolio	26,404,700

Total Investment Companies (Cost $393,598,019)	448,405,188

Total investments in securities (Cost $393,598,019)	100.53%	448,405,188

Other assets and liabilities, net	(0.53)	(2,368,658)

Total net assets	100.00%	$446,036,530

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	8.68%	8.69%	$894,011	$(130,117)	$433,349	$0	$1,217	$50,486,180
Wells Fargo Emerging Markets Bond Portfolio	11.16	11.84	7,294	(95,882)	101,707	0	44	4,259,023
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	15.84	15.44	(2,546,523)	3,063,535	12	535,824	1,448	32,367,344
Wells Fargo Factor Enhanced International Equity Portfolio	19.34	17.28	(2,968,736)	9,884,161	0	1,708,164	5,450	109,253,809
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	18.63	19.93	7,199,390	9,081,335	1,149	1,823,133	5,767	177,328,824
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	19.43	19.77	(3,755,122)	5,530,927	384	355,992	2,462	44,041,097
Wells Fargo High Yield Corporate Bond Portfolio	8.66	2.34	(170,633)	84,616	122,039	0	130	4,264,211
Wells Fargo Investment Grade Corporate Bond Portfolio	11.42	11.88	205,018	29,879	425,870	0	187	26,404,700

			$(1,135,301)	$27,448,454	$1,084,510	$4,423,113	$16,705	$448,405,188	100.53%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Target Date Retirement Funds  |  43

Portfolio of investments—August 31, 2020 (unaudited)

TARGET 2045 FUND

Value
Investment Companies: 100.14%

Affiliated Master Portfolios: 100.14%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$7,551,892
Wells Fargo Emerging Markets Bond Portfolio	637,462
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	7,050,701
Wells Fargo Factor Enhanced International Equity Portfolio	23,851,660
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	37,900,209
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	9,410,986
Wells Fargo High Yield Corporate Bond Portfolio	637,857
Wells Fargo Investment Grade Corporate Bond Portfolio	3,953,007

Total Investment Companies (Cost $79,482,766)	90,993,774

Total investments in securities (Cost $79,482,766)	100.14%	90,993,774

Other assets and liabilities, net	(0.14)	(123,590)

Total net assets	100.00%	$90,870,184

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated Income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	1.53%	1.30%	$144,634	$(9,711)	$67,766	$0	$189	$7,551,892
Wells Fargo Emerging Markets Bond Portfolio	1.96	1.77	864	(19,274)	15,857	0	7	637,462
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	4.02	3.36	(607,404)	637,909	4	119,939	348	7,050,701
Wells Fargo Factor Enhanced International Equity Portfolio	4.92	3.77	(708,842)	1,891,042	0	390,989	1,301	23,851,660
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	4.65	4.26	1,509,526	1,772,967	284	406,717	1,308	37,900,209
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	4.90	4.22	(845,411)	1,097,560	95	80,097	577	9,410,986
Wells Fargo High Yield Corporate Bond Portfolio	1.52	0.35	(26,045)	6,270	18,941	0	21	637,857
Wells Fargo Investment Grade Corporate Bond Portfolio	2.01	1.78	34,375	(19,706)	66,003	0	29	3,953,007

			$(498,303)	$5,357,057	$168,950	$997,742	$3,780	$90,993,774	100.14%

The accompanying notes are an integral part of these financial statements.

44  |  Wells Fargo Target Date Retirement Funds

Portfolio of investments—August 31, 2020 (unaudited)

TARGET 2050 FUND

Value
Investment Companies: 100.29%

Affiliated Master Portfolios: 100.29%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$12,453,448
Wells Fargo Emerging Markets Bond Portfolio	1,050,403
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	16,990,310
Wells Fargo Factor Enhanced International Equity Portfolio	57,572,159
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	89,936,452
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	22,335,389
Wells Fargo High Yield Corporate Bond Portfolio	1,051,853
Wells Fargo Investment Grade Corporate Bond Portfolio	6,525,735

Total Investment Companies (Cost $180,896,340)	207,915,749

Total investments in securities (Cost $180,896,340)	100.29%	207,915,749

Other assets and liabilities, net	(0.29)	(607,838)

Total net assets	100.00%	$207,307,911

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated Income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	2.08%	2.14%	$210,585	$(42,743)	$103,433	$0	$293	$12,453,448
Wells Fargo Emerging Markets Bond Portfolio	2.67	2.92	1,845	(21,985)	24,431	0	10	1,050,403
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	8.24	8.11	(1,318,973)	1,623,643	142	277,057	605	16,990,310
Wells Fargo Factor Enhanced International Equity Portfolio	10.11	9.10	(1,481,746)	4,902,871	0	872,185	2,463	57,572,159
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	9.36	10.11	3,615,453	4,584,674	475	901,734	4,058	89,936,452
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	9.79	10.03	(1,865,573)	2,793,069	176	176,760	1,223	22,335,389
Wells Fargo High Yield Corporate Bond Portfolio	2.08	0.58	(40,110)	21,262	29,175	0	31	1,051,853
Wells Fargo Investment Grade Corporate Bond Portfolio	2.74	2.94	49,826	4,800	101,876	0	44	6,525,735

			$(828,693)	$13,865,591	$259,708	$2,227,736	$8,727	$207,915,749	100.29%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Target Date Retirement Funds  |  45

Portfolio of investments—August 31, 2020 (unaudited)

TARGET 2055 FUND

Value
Investment Companies: 100.42%

Affiliated Master Portfolios: 100.42%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$1,675,152
Wells Fargo Emerging Markets Bond Portfolio	141,419
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	2,269,199
Wells Fargo Factor Enhanced International Equity Portfolio	7,713,498
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	12,012,851
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	2,993,248
Wells Fargo High Yield Corporate Bond Portfolio	141,487
Wells Fargo Investment Grade Corporate Bond Portfolio	876,648

Total Investment Companies (Cost $26,558,109)	27,823,502

Total investments in securities (Cost $26,558,109)	100.42%	27,823,502

Other assets and liabilities, net	(0.42)	(116,109)

Total net assets	100.00%	$27,707,393

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated Income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.34%	0.29%	$30,896	$(491)	$14,865	$0	$42	$1,675,152
Wells Fargo Emerging Markets Bond Portfolio	0.44	0.39	172	(3,842)	3,518	0	2	141,419
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	1.36	1.08	(205,022)	197,181	32	38,574	92	2,269,199
Wells Fargo Factor Enhanced International Equity Portfolio	1.67	1.22	(240,330)	586,875	0	127,716	377	7,713,498
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	1.53	1.35	466,632	533,180	130	130,204	620	12,012,851
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	1.60	1.34	(272,327)	290,576	41	25,701	189	2,993,248
Wells Fargo High Yield Corporate Bond Portfolio	0.34	0.08	(5,654)	1,567	4,184	0	5	141,487
Wells Fargo Investment Grade Corporate Bond Portfolio	0.45	0.39	7,476	(317)	14,597	0	7	876,648

			$(218,157)	$1,604,729	$37,367	$322,195	$1,334	$27,823,502	100.42%

The accompanying notes are an integral part of these financial statements.

46  |  Wells Fargo Target Date Retirement Funds

Portfolio of investments—August 31, 2020 (unaudited)

TARGET 2060 FUND

Value
Investment Companies: 101.24%

Affiliated Master Portfolios: 101.24%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$1,531,954
Wells Fargo Emerging Markets Bond Portfolio	129,214
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	2,083,154
Wells Fargo Factor Enhanced International Equity Portfolio	7,117,436
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	11,026,075
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	2,762,291
Wells Fargo High Yield Corporate Bond Portfolio	129,292
Wells Fargo Investment Grade Corporate Bond Portfolio	800,849

Total Investment Companies (Cost $23,407,319)	25,580,265

Total investments in securities (Cost $23,407,319)	101.24%	25,580,265

Other assets and liabilities, net	(1.24)	(313,736)

Total net assets	100.00%	$25,266,529

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated Income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.22%	0.26%	$23,199	$3,764	$12,162	$0	$35	$1,531,954
Wells Fargo Emerging Markets Bond Portfolio	0.28	0.36	272	(325)	2,879	0	1	129,214
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.88	0.99	(150,243)	247,837	14	32,680	67	2,083,154
Wells Fargo Factor Enhanced International Equity Portfolio	1.09	1.13	(160,031)	678,966	0	100,369	272	7,117,436
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	1.00	1.24	458,045	676,772	40	104,904	447	11,026,075
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	1.05	1.24	(214,361)	390,665	16	20,569	135	2,762,291
Wells Fargo High Yield Corporate Bond Portfolio	0.22	0.07	(4,817)	4,716	3,444	0	4	129,292
Wells Fargo Investment Grade Corporate Bond Portfolio	0.28	0.36	5,202	12,627	11,994	0	5	800,849

			$(42,734)	$2,015,022	$30,549	$258,522	$966	$25,580,265	101.24%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Target Date Retirement Funds  |  47

Statements of assets and liabilities—August 31, 2020 (unaudited)

	Target Today Fund	Target 2010 Fund

Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$62,095,233	$55,527,456
Receivable for Fund shares sold	6,798	7,166
Receivable from manager	16,261	16,455
Prepaid expenses and other assets	40,201	56,242

Total assets	62,158,493	55,607,319

Liabilities
Payable for Fund shares redeemed	64,280	40,173
Administration fees payable	7,736	7,100
Distribution fees payable	327	238
Shareholder report expenses payable	33,116	22,789
Custody and accounting fees payable	33,639	17,296
Shareholder servicing fees payable	9,243	8,622
Professional fees payable	20,954	18,752
Trustees’ fees and expenses payable	4,821	4,813
Accrued expenses and other liabilities	12,845	12,960

Total liabilities	186,961	132,743

Total net assets	$61,971,532	$55,474,576

Net assets consist of
Paid-in capital	$52,255,408	$33,306,392
Total distributable earnings	9,716,124	22,168,184

Total net assets	$61,971,532	$55,474,576

Computation of net asset value and offering price per share
Net assets – Class A	$35,476,175	$32,318,435
Shares outstanding – Class A1	3,798,830	2,958,319
Net asset value per share – Class A	$9.34	$10.92
Maximum offering price per share – Class A2	$9.91	$11.59
Net assets – Class C	$514,622	$393,122
Shares outstanding – Class C1	53,527	35,551
Net asset value per share – Class C	$9.61	$11.06
Net assets – Class R	$32,731	$24,074
Shares outstanding – Class R1	3,493	2,201
Net asset value per share – Class R	$9.37	$10.94
Net assets – Class R4	$957,850	$855,192
Share outstanding – Class R4[1]	99,775	77,178
Net asset value per share – Class R4	$9.60	$11.08
Net assets – Class R6	$17,904,277	$14,413,846
Shares outstanding – Class R6[1]	1,866,987	1,303,194
Net asset value per share – Class R6	$9.59	$11.06
Net assets – Administrator Class	$7,085,877	$7,469,907
Shares outstanding – Administrator Class[1]	737,378	673,796
Net asset value per share – Administrator Class	$9.61	$11.09

Investments in affiliated Master Portfolios, at cost	$53,128,539	$34,039,381

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investment of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

48  |  Wells Fargo Target Date Retirement Funds

Statements of assets and liabilities—August 31, 2020 (unaudited)

Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund

$57,697,010	$326,085,546	$195,831,359	$483,348,887	$190,048,064	$448,405,188	$90,993,774
7,280	55,946	113,640	171,178	89,008	224,348	62,720
15,500	15,076	16,449	19,546	17,279	22,688	18,431
1,904	2,573	98,975	25,640	0	46,061	0

57,721,694	326,159,141	196,060,423	483,565,251	190,154,351	448,698,285	91,074,925

8,727	2,358,262	203,497	1,715,846	30,081	2,309,002	62,483
6,951	32,976	19,952	44,758	20,363	44,183	9,101
1	1,702	12	1,101	76	1,099	8
46,769	110,161	103,564	143,772	102,477	107,897	44,142
24,978	112,758	68,079	118,846	51,719	98,010	36,045
8,170	39,441	22,118	52,999	22,422	51,941	9,950
23,414	24,652	13,236	24,791	22,392	21,927	22,670
4,822	4,926	4,926	4,911	4,920	4,998	5,168
12,408	27,016	33,981	29,732	29,240	22,698	15,174

136,240	2,711,894	469,365	2,136,756	283,690	2,661,755	204,741

$57,585,454	$323,447,247	$195,591,058	$481,428,495	$189,870,661	$446,036,530	$90,870,184

$43,192,522	$261,851,259	$161,636,777	$403,663,408	$160,728,120	$381,940,453	$77,770,005
14,392,932	61,595,988	33,954,281	77,765,087	29,142,541	64,096,077	13,100,179

$57,585,454	$323,447,247	$195,591,058	$481,428,495	$189,870,661	$446,036,530	$90,870,184

$32,211,575	$125,632,502	$88,599,841	$160,075,536	$95,394,496	$174,295,226	$40,943,595
4,327,055	9,985,598	15,027,565	12,369,783	12,054,350	11,553,575	4,703,317
$7.44	$12.58	$5.90	$12.94	$7.91	$15.09	$8.71
$7.90	$13.35	$6.26	$13.73	$8.39	$16.01	$9.24
N/A	$2,660,167	N/A	$1,753,449	N/A	$1,745,540	N/A
N/A	216,426	N/A	142,328	N/A	129,561	N/A
N/A	$12.29	N/A	$12.32	N/A	$13.47	N/A
$20,919	$123,948	$69,241	$50,466	$379,364	$73,849	$59,060
2,716	9,936	11,859	3,875	47,569	4,882	6,629
$7.70	$12.47	$5.84	$13.02	$7.98	$15.13	$8.91
$2,449,864	$16,234,060	$12,341,001	$27,633,277	$7,962,564	$22,850,618	$4,284,543
326,321	1,249,287	2,071,085	2,079,987	1,001,088	1,457,626	488,122
$7.51	$12.99	$5.96	$13.29	$7.95	$15.68	$8.78
$17,738,478	$130,779,292	$83,982,790	$216,957,356	$79,367,404	$188,236,127	$41,425,989
2,360,966	10,062,554	14,125,338	16,350,418	9,989,236	12,013,131	4,739,688
$7.51	$13.00	$5.95	$13.27	$7.95	$15.67	$8.74
$5,164,618	$48,017,275	$10,598,185	$74,958,411	$6,766,833	$58,835,170	$4,156,997
673,759	3,725,051	1,766,802	5,647,096	844,106	3,765,934	469,055
$7.67	$12.89	$6.00	$13.27	$8.02	$15.62	$8.86

$46,761,063	$271,372,766	$165,631,642	$416,582,629	$165,139,486	$393,598,019	$79,482,766

The accompanying notes are an integral part of these financial statements.

Wells Fargo Target Date Retirement Funds  |  49

Statements of assets and liabilities—August 31, 2020 (unaudited)

	Target 2050 Fund	Target 2055 Fund	Target 2060 Fund

Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$207,915,749	$27,823,502	$25,580,265
Receivable for Fund shares sold	143,478	71,842	32,418
Receivable from manager	20,977	17,343	17,274
Prepaid expenses and other assets	21,304	30	708

Total assets	208,101,508	27,912,717	25,630,665

Liabilities
Payable for Fund shares redeemed	598,481	6,429	180,876
Administration fees payable	15,786	1,899	1,174
Distribution fees payable	312	5	98
Shareholder report expenses payable	69,188	103,825	116,282
Custody and accounting fees payable	51,610	20,325	3,881
Shareholder servicing fees payable	18,414	1,808	1,090
Professional fees payable	26,249	29,219	38,736
Trustees’ fees and expenses payable	4,423	3,494	3,907
Accrued expenses and other liabilities	9,134	38,320	18,092

Total liabilities	793,597	205,324	364,136

Total net assets	$207,307,911	$27,707,393	$25,266,529

Net assets consist of
Paid-in capital	$176,318,585	$26,697,927	$22,828,303
Total distributable earnings	30,989,326	1,009,466	2,438,226

Total net assets	$207,307,911	$27,707,393	$25,266,529

Computation of net asset value and offering price per share
Net assets – Class A	$45,145,976	$6,875,151	$1,052,550
Shares outstanding – Class A1	6,016,948	551,796	85,113
Net asset value per share – Class A	$7.50	$12.46	$12.37
Maximum offering price per share – Class A2	$7.96	$13.22	$13.12
Net assets – Class C	$521,596	N/A	$156,710
Shares outstanding – Class C1	70,107	N/A	12,626
Net asset value per share – Class C	$7.44	N/A	$12.41
Net assets – Class R	$48,061	$45,798	$84,435
Shares outstanding – Class R1	6,343	3,718	6,902
Net asset value per share – Class R	$7.58	$12.32	$12.23
Net assets – Class R4	$11,680,767	$1,954,155	$2,158,490
Share outstanding – Class R4[1]	1,542,210	156,055	170,853
Net asset value per share – Class R4	$7.57	$12.52	$12.63
Net assets – Class R6	$113,404,154	$17,915,255	$18,953,739
Shares outstanding – Class R6[1]	14,989,067	1,433,061	1,505,237
Net asset value per share – Class R6	$7.57	$12.50	$12.59
Net assets – Administrator Class	$36,507,357	$917,034	$2,860,605
Shares outstanding – Administrator Class[1]	4,844,160	73,014	230,230
Net asset value per share – Administrator Class	$7.54	$12.56	$12.42

Investments in affiliated Master Portfolios, at cost	$180,896,340	$26,558,109	$23,407,319

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investment of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

50  |  Wells Fargo Target Date Retirement Funds

This page is intentionally left blank.

Statements of operations—six months ended August 31, 2020 (unaudited)

	Target Today Fund	Target 2010 Fund

Investment income
Interest allocated from affiliated Master Portfolios*	$526,672	$465,004
Dividends allocated from affiliated Master Portfolios**	239,783	220,602
Affiliated income allocated from affiliated Master Portfolios	1,592	1,428
Expenses allocated from affiliated Master Portfolios	(50,645)	(45,283)
Waivers allocated from affiliated Master Portfolios	20,316	18,064

Total investment income	737,718	659,815

Expenses
Management fee	30,598	27,233
Administration fees
Class A	36,499	33,166
Class C	540	414
Class R	32	24
Class R4	814	385
Class R6	2,550	2,076
Administrator Class	4,455	4,981
Shareholder servicing fees
Class A	43,386	39,459
Class C	636	490
Class R	39	28
Class R4	1,016	481
Administrator Class	8,540	9,553
Distribution fees
Class C	1,910	1,433
Class R	11	1
Custody and accounting fees	2,452	2,864
Professional fees	19,888	19,888
Registration fees	43,470	43,325
Shareholder report expenses	20,875	21,014
Trustees’ fees and expenses	11,053	11,053
Other fees and expenses	7,736	7,551

Total expenses	236,500	225,419
Less: Fee waivers and/or expense reimbursements
Fund-level	(56,453)	(50,974)
Class A	(49,954)	(52,545)
Class C	(710)	(601)
Class R	(10)	(4)
Class R4	(1,830)	(866)
Class R6	(2,550)	(2,076)
Administrator Class	(10,880)	(13,760)

Net expenses	114,113	104,593

Net investment income	623,605	555,222

Payment from affiliate	232	230

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	261,764	230,043
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	1,568,882	1,607,574

Net realized and unrealized gains (losses) on investments	1,830,646	1,837,617

Net increase in net assets resulting from operations	$2,454,483	$2,393,069

* Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	$ 12,539	$ 11,622
**Net of foreign dividends withholding taxes allocated from affiliated Master Portfolios in the amount of	$ 72	$ 64

The accompanying notes are an integral part of these financial statements.

52  |  Wells Fargo Target Date Retirement Funds

Statements of operations—six months ended August 31, 2020 (unaudited)

Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund

$455,817	$2,355,840	$1,234,813	$2,371,943	$698,183	$1,084,510	$168,950
273,942	1,791,658	1,360,022	3,756,373	1,719,203	4,423,113	997,742
1,605	9,507	6,814	17,658	7,081	16,705	3,780
(48,890)	(279,625)	(172,994)	(409,335)	(166,088)	(397,254)	(86,117)
19,074	105,470	59,060	126,694	48,199	115,317	24,804

701,548	3,982,850	2,487,715	5,863,333	2,306,578	5,242,391	1,109,159

28,907	163,392	100,528	237,099	93,518	213,936	45,168

33,141	129,584	91,384	161,717	95,000	172,226	41,316
N/A	2,778	N/A	1,872	N/A	1,749	N/A
21	120	63	47	348	69	53
1,543	8,830	9,268	14,627	6,115	11,993	3,417
2,580	19,237	12,140	31,160	11,140	26,123	5,724
3,366	32,687	6,407	48,136	4,338	37,688	2,751

39,429	154,035	108,664	192,345	112,862	204,741	49,042
N/A	3,301	N/A	2,223	N/A	2,078	N/A
25	143	75	56	414	82	63
1,923	11,022	11,550	18,274	7,625	14,964	4,230
6,471	62,755	12,278	92,402	8,322	72,321	5,277

N/A	9,904	N/A	6,666	N/A	6,233	N/A
1	116	56	29	390	53	35
3,285	14,951	8,310	17,205	7,723	14,898	5,133
19,888	19,888	19,888	19,887	19,887	19,887	19,887
36,953	45,604	39,423	46,387	39,715	45,439	40,016
20,767	25,230	24,257	26,630	23,980	28,259	23,481
11,053	11,053	11,053	11,053	11,053	11,053	11,053
7,560	14,496	10,895	15,320	10,279	13,960	8,608

216,913	729,126	466,239	943,135	452,709	897,752	265,254

(56,549)	(182,931)	(128,735)	(82,331)	(127,054)	(193,305)	(89,679)
(45,934)	(18,616)	(30,434)	(117,713)	(40,710)	(66,104)	(42,989)
N/A	0	N/A	(1,334)	N/A	(650)	N/A
0	(379)	0	(4)	(120)	0	(22)
(3,466)	(6,256)	(11,003)	(32,901)	(8,817)	(16,385)	(7,647)
(2,580)	(19,237)	(12,140)	(31,160)	(11,140)	(26,123)	(5,724)
(8,309)	(15,086)	(4,899)	(67,577)	(3,985)	(31,978)	(5,261)

100,075	486,621	279,028	610,115	260,883	563,207	113,932

601,473	3,496,229	2,208,687	5,253,218	2,045,695	4,679,184	995,227

235	1,288	944	3,159	0	2,629	1,213

167,889	678,232	31,004	114,910	(353,678)	(1,135,301)	(498,303)
1,738,143	10,601,745	6,428,606	23,620,323	9,773,498	27,448,454	5,357,057

1,906,032	11,279,977	6,459,610	23,735,233	9,419,820	26,313,153	4,858,754

$2,507,740	$14,777,494	$8,669,241	$28,991,610	$11,465,515	$30,994,966	$5,855,194

$ 14,613	$ 97,788	$ 80,233	$ 235,416	$ 111,800	$ 291,462	$ 66,520
$ 62	$ 317	$ 162	$ 337	$ 99	$ 159	$ 24

The accompanying notes are an integral part of these financial statements.

Wells Fargo Target Date Retirement Funds  |  53

Statements of operations—six months ended August 31, 2020 (unaudited)

	Target 2050 Fund	Target 2055 Fund	Target 2060 Fund

Investment income
Interest allocated from affiliated Master Portfolios*	$259,708	$37,367	$30,549
Dividends allocated from affiliated Master Portfolios**	2,227,736	322,195	258,522
Affiliated income allocated from affiliated Master Portfolios	8,727	1,334	966
Expenses allocated from affiliated Master Portfolios	(188,375)	(27,039)	(22,015)
Waivers allocated from affiliated Master Portfolios	54,641	7,759	6,423

Total investment income	2,362,437	341,616	274,445

Expenses
Management fee	96,915	13,814	11,245
Administration fees
Class A	44,369	6,675	979
Class C	502	N/A	146
Class R	41	43	73
Class R4	5,461	1,621	923
Class R6	15,264	2,459	2,414
Administrator Class	23,168	508	1,915
Shareholder servicing fees
Class A	52,761	7,927	1,166
Class C	568	N/A	172
Class R	43	51	87
Class R4	6,816	2,017	1,150
Administrator Class	44,510	974	3,680
Distribution fees
Class C	1,686	N/A	457
Class R	24	17	58
Custody and accounting fees	8,237	1,852	820
Professional fees	19,887	19,887	19,887
Registration fees	45,657	38,221	42,756
Shareholder report expenses	24,107	23,049	18,840
Trustees’ fees and expenses	11,053	11,053	11,053
Other fees and expenses	10,454	6,866	6,607

Total expenses	411,523	137,034	124,428
Less: Fee waivers and/or expense reimbursements
Fund-level	(150,354)	(93,173)	(99,789)
Class A	(22,329)	(14,602)	(2,145)
Class C	(113)	N/A	(318)
Class R	0	(94)	(161)
Class R4	(9,246)	(3,638)	(2,072)
Class R6	(15,264)	(2,459)	(2,414)
Administrator Class	(24,168)	(1,481)	(5,595)

Net expenses	190,049	21,587	11,934

Net investment income	2,172,388	320,029	262,511

Payment from affiliate	1,129	293	2,213

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	(828,693)	(218,157)	(42,734)
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	13,865,591	1,604,729	2,015,022

Net realized and unrealized gains (losses) on investments	13,036,898	1,386,572	1,972,288

Net increase in net assets resulting from operations	$15,210,415	$1,706,894	$2,237,012

* Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	$ 148,392	$ 21,678	$ 17,074
**Net of foreign dividends withholding taxes allocated from affiliated Master Portfolios in the amount of	$ 37	$ 6	$ 5

The accompanying notes are an integral part of these financial statements.

54  |  Wells Fargo Target Date Retirement Funds

Statements of changes in net assets

	Target Today Fund
	Six months ended August 31, 2020 (unaudited)		Year ended February 29, 2020

Operations
Net investment income		$623,605		$1,575,244
Payment from affiliate		232		0
Net realized gains on investments		261,764		1,296,199
Net change in unrealized gains (losses) on investments		1,568,882		2,338,654

Net increase in net assets resulting from operations		2,454,483		5,210,097

Distributions to shareholders from net investment income and net realized gains
Class A		(283,552)		(1,169,652)
Class C		(2,242)		(14,676)
Class R		(209)		(830)
Class R4		(20,966)		(87,043)
Class R6		(169,874)		(609,311)
Administrator Class		(58,318)		(276,829)

Total distributions to shareholders		(535,161)		(2,158,341)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	54,772	493,644	149,359	1,345,551
Class C	1,712	14,811	2,571	24,041
Class R	183	1,627	200	1,806
Class R4	13,942	128,890	40,010	368,117
Class R6	450,051	4,112,502	399,954	3,688,490
Administrator Class	82,720	758,679	209,192	1,938,421

		5,510,153		7,366,426

Reinvestment of distributions
Class A	32,480	281,416	129,020	1,161,402
Class C	244	2,184	1,560	14,465
Class R	6	52	21	191
Class R4	2,359	20,966	9,416	87,032
Class R6	19,119	169,874	66,048	609,311
Administrator Class	6,542	58,318	29,930	276,829

		532,810		2,149,230

Payment for shares redeemed
Class A	(368,868)	(3,253,645)	(571,838)	(5,149,559)
Class C	(5,257)	(49,063)	(51,100)	(475,980)
Class R	(99)	(899)	(32)	(291)
Class R4	(178,704)	(1,680,952)	(104,841)	(966,970)
Class R6	(463,104)	(4,196,453)	(521,023)	(4,824,708)
Administrator Class	(107,928)	(976,454)	(561,652)	(5,233,763)

		(10,157,466)		(16,651,271)

Net decrease in net assets resulting from capital share transactions		(4,114,503)		(7,135,615)

Total decrease in net assets		(2,195,181)		(4,083,859)

Net assets
Beginning of period		64,166,713		68,250,572

End of period		$61,971,532		$64,166,713

The accompanying notes are an integral part of these financial statements.

Wells Fargo Target Date Retirement Funds  |  55

Statements of changes in net assets

	Target 2010 Fund
	Six months ended August 31, 2020 (unaudited)		Year ended February 29, 2020

Operations
Net investment income		$555,222		$1,455,582
Payment from affiliate		230		0
Net realized gains on investments		230,043		1,269,677
Net change in unrealized gains (losses) on investments		1,607,574		2,145,231

Net increase in net assets resulting from operations		2,393,069		4,870,490

Distributions to shareholders from net investment income and net realized gains
Class A		(259,036)		(1,123,354)
Class C		(1,471)		(14,364)
Class R		(155)		(679)
Class R4		(9,165)		(49,133)
Class R6		(141,107)		(566,122)
Administrator Class		(66,206)		(336,532)

Total distributions to shareholders		(477,140)		(2,090,184)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	14,226	147,961	119,861	1,269,307
Class C	0	0	1,188	12,639
Class R4	7,956	84,072	32,005	346,187
Class R6	286,354	2,913,517	342,017	3,639,221
Administrator Class	56,758	601,675	161,826	1,741,823

		3,747,225		7,009,177

Reinvestment of distributions
Class A	25,417	257,530	106,000	1,116,451
Class C	141	1,471	1,345	14,364
Class R4	898	9,165	4,613	49,133
Class R6	13,763	141,023	53,171	565,811
Administrator Class	6,449	66,206	31,544	336,532

		475,395		2,082,291

Payment for shares redeemed
Class A	(256,931)	(2,643,682)	(581,970)	(6,128,210)
Class C	(18,562)	(185,001)	(20,313)	(213,841)
Class R4	(39,639)	(412,106)	(106,342)	(1,137,025)
Class R6	(319,814)	(3,370,065)	(710,084)	(7,580,672)
Administrator Class	(167,709)	(1,772,916)	(620,178)	(6,621,402)

		(8,383,770)		(21,681,150)

Net decrease in net assets resulting from capital share transactions		(4,161,150)		(12,589,682)

Total decrease in net assets		(2,245,221)		(9,809,376)

Net assets
Beginning of period		57,719,797		67,529,173

End of period		$55,474,576		$57,719,797

The accompanying notes are an integral part of these financial statements.

56  |  Wells Fargo Target Date Retirement Funds

Statements of changes in net assets

	Target 2015 Fund
	Six months ended August 31, 2020 (unaudited)		Year ended February 29, 2020

Operations
Net investment income		$601,473		$1,720,520
Payment from affiliate		235		0
Net realized gains on investments		167,889		2,051,769
Net change in unrealized gains (losses) on investments		1,738,143		1,756,842

Net increase in net assets resulting from operations		2,507,740		5,529,131

Distributions to shareholders from net investment income and net realized gains
Class A		(259,056)		(1,744,646)
Class R		(129)		(947)
Class R4		(37,269)		(361,340)
Class R6		(177,890)		(1,303,361)
Administrator Class		(44,183)		(301,496)

Total distributions to shareholders		(518,527)		(3,711,790)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	49,536	348,745	147,058	1,081,348
Class R4	20,751	145,934	72,085	529,173
Class R6	193,582	1,305,398	629,700	4,615,080
Administrator Class	15,264	112,451	59,225	443,896

		1,912,528		6,669,497

Reinvestment of distributions
Class A	37,544	258,119	239,738	1,740,335
Class R4	5,480	37,269	49,330	361,340
Class R6	25,737	177,890	178,070	1,303,361
Administrator Class	6,247	44,183	40,639	301,484

		517,461		3,706,520

Payment for shares redeemed
Class A	(313,121)	(2,222,852)	(979,311)	(7,123,522)
Class R4	(508,610)	(3,563,990)	(347,613)	(2,542,630)
Class R6	(446,044)	(3,105,234)	(2,609,415)	(19,141,227)
Administrator Class	(71,796)	(534,106)	(317,780)	(2,395,510)

		(9,426,182)		(31,202,889)

Net decrease in net assets resulting from capital share transactions		(6,996,193)		(20,826,872)

Total decrease in net assets		(5,006,980)		(19,009,531)

Net assets
Beginning of period		62,592,434		81,601,965

End of period		$57,585,454		$62,592,434

The accompanying notes are an integral part of these financial statements.

Wells Fargo Target Date Retirement Funds  |  57

Statements of changes in net assets

	Target 2020 Fund
	Six months ended August 31, 2020 (unaudited)		Year ended February 29, 2020

Operations
Net investment income		$3,496,229		$9,229,546
Payment from affiliate		1,288		0
Net realized gains on investments		678,232		9,409,883
Net change in unrealized gains (losses) on investments		10,601,745		8,805,358

Net increase in net assets resulting from operations		14,777,494		27,444,787

Distributions to shareholders from net investment income and realized gains
Class A		0		(4,792,200)
Class C		0		(80,283)
Class R		0		(3,847)
Class R4		0		(1,208,604)
Class R6		0		(5,927,221)
Administrator Class		0		(1,999,953)

Total distributions to shareholders		0		(14,012,108)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	155,839	1,837,018	321,410	3,909,959
Class C	8,935	102,706	36,987	437,245
Class R	1,114	12,940	2,393	28,833
Class R4	127,056	1,512,806	386,925	4,825,572
Class R6	1,118,781	13,270,110	2,376,361	29,697,307
Administrator Class	315,584	3,823,846	748,329	9,345,037

		20,559,426		48,243,953

Reinvestment of distributions
Class A	0	0	384,564	4,723,271
Class C	0	0	6,244	75,187
Class R	0	0	252	3,058
Class R4	0	0	95,454	1,208,604
Class R6	0	0	468,154	5,924,470
Administrator Class	0	0	159,038	1,999,004

		0		13,933,594

Payment for shares redeemed
Class A	(1,247,928)	(14,455,584)	(2,279,102)	(27,764,232)
Class C	(29,465)	(338,024)	(102,178)	(1,214,362)
Class R	(1,234)	(14,300)	(71)	(852)
Class R4	(1,397,626)	(16,716,577)	(1,178,150)	(14,819,303)
Class R6	(3,005,388)	(36,693,005)	(3,758,077)	(47,286,332)
Administrator Class	(1,026,444)	(12,494,519)	(1,821,031)	(22,673,905)

		(80,712,009)		(113,758,986)

Net decrease in net assets resulting from capital share transactions		(60,152,583)		(51,581,439)

Total decrease in net assets		(45,375,089)		(38,148,760)

Net assets
Beginning of period		368,822,336		406,971,096

End of period		$323,447,247		$368,822,336

The accompanying notes are an integral part of these financial statements.

58  |  Wells Fargo Target Date Retirement Funds

Statements of changes in net assets

	Target 2025 Fund
	Six months ended August 31, 2020 (unaudited)		Year ended February 29, 2020

Operations
Net investment income		$2,208,687		$6,534,712
Payment from affiliate		944		0
Net realized gains on investments		31,004		9,543,081
Net change in unrealized gains (losses) on investments		6,428,606		2,021,557

Net increase in net assets resulting from operations		8,669,241		18,099,350

Distributions to shareholders from net investment income and net realized gains
Class A		0		(5,548,280)
Class R		0		(2,895)
Class R4		0		(2,288,579)
Class R6		0		(7,333,390)
Administrator Class		0		(717,546)

Total distributions to shareholders		0		(15,890,690)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	428,269	2,347,696	1,087,121	6,287,403
Class R	1,566	8,446	2,498	14,335
Class R4	317,319	1,733,487	989,423	5,756,100
Class R6	1,156,724	6,334,581	4,761,176	27,698,312
Administrator Class	130,095	731,353	217,491	1,275,211

		11,155,563		41,031,361

Reinvestment of distributions
Class A	0	0	950,220	5,515,105
Class R	0	0	349	2,001
Class R4	0	0	390,756	2,288,579
Class R6	0	0	1,255,125	7,330,906
Administrator Class	0	0	121,550	717,546

		0		15,854,137

Payment for shares redeemed
Class A	(2,357,880)	(12,706,937)	(4,190,988)	(24,369,316)
Class R	(16)	(85)	(526)	(3,085)
Class R4	(4,658,847)	(25,310,646)	(2,457,717)	(14,208,062)
Class R6	(6,069,464)	(32,895,510)	(10,404,250)	(60,864,548)
Administrator Class	(242,532)	(1,310,822)	(1,173,695)	(6,909,384)

		(72,224,000)		(106,354,395)

Net decrease in net assets resulting from capital share transactions		(61,068,437)		(49,468,897)

Total decrease in net assets		(52,399,196)		(47,260,237)

Net assets
Beginning of period		247,990,254		295,250,491

End of period		$195,591,058		$247,990,254

The accompanying notes are an integral part of these financial statements.

Wells Fargo Target Date Retirement Funds  |  59

Statements of changes in net assets

	Target 2030 Fund
	Six months ended August 31, 2020 (unaudited)		Year ended February 28, 2020

Operations
Net investment income		$5,253,218		$12,576,081
Payment from affiliate		3,159		0
Net realized gains on investments		114,910		15,982,387
Net change in unrealized gains (losses) on investments		23,620,323		397,507

Net increase in net assets resulting from operations		28,991,610		28,955,975

Distributions to shareholders from net investment income and net realized gains
Class A		0		(6,430,044)
Class C		0		(67,659)
Class R		0		(1,549)
Class R4		0		(2,104,186)
Class R6		0		(10,088,137)
Administrator Class		0		(3,230,154)

Total distributions to shareholders		0		(21,921,729)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	320,559	3,683,919	486,798	6,107,933
Class C	854	8,963	18,025	217,663
Class R	256	3,033	487	6,135
Class R4	264,311	3,112,784	677,292	8,716,604
Class R6	1,579,313	18,833,154	4,054,583	51,911,578
Administrator Class	455,993	5,531,837	1,226,067	15,794,715

		31,173,690		82,754,628

Reinvestment of distributions
Class A	0	0	494,750	6,317,784
Class C	0	0	5,313	64,760
Class R	0	0	56	715
Class R4	0	0	160,801	2,104,186
Class R6	0	0	771,741	10,079,787
Administrator Class	0	0	246,692	3,228,681

		0		21,795,913

Payment for shares redeemed
Class A	(1,437,053)	(16,949,081)	(2,256,546)	(28,367,579)
Class C	(35,998)	(399,808)	(93,773)	(1,117,920)
Class R	(9)	(102)	(238)	(2,947)
Class R4	(2,329,444)	(27,676,125)	(1,349,153)	(17,323,715)
Class R6	(3,874,651)	(47,651,104)	(4,960,799)	(64,120,631)
Administrator Class	(1,198,864)	(14,729,861)	(2,306,946)	(29,822,957)

		(107,406,081)		(140,755,749)

Net decrease in net assets resulting from capital share transactions		(76,232,391)		(36,205,208)

Total decrease in net assets		(47,240,781)		(29,170,962)

Net assets
Beginning of period		528,669,276		557,840,238

End of period		$481,428,495		$528,669,276

The accompanying notes are an integral part of these financial statements.

60  |  Wells Fargo Target Date Retirement Funds

Statements of changes in net assets

	Target 2035 Fund
	Six months ended August 31, 2020 (unaudited)		Year ended February 29, 2020

Operations
Net investment income		$2,045,695		$5,447,000
Net realized gains (losses) on investments		(353,678)		7,459,035
Net change in unrealized gains (losses) on investments		9,773,498		(1,227,747)

Net increase in net assets resulting from operations		11,465,515		11,678,288

Distributions to shareholders from net investment income and net realized gains
Class A		0		(3,717,098)
Class R		0		(10,348)
Class R4		0		(1,141,365)
Class R6		0		(4,226,161)
Administrator Class		0		(329,081)

Total distributions to shareholders		0		(9,424,053)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	273,306	1,918,792	1,003,096	7,678,231
Class R	4,802	34,237	8,162	63,766
Class R4	192,672	1,330,334	733,952	5,655,205
Class R6	864,166	6,144,318	2,932,915	22,487,188
Administrator Class	135,365	950,098	218,809	1,711,018

		10,377,779		37,595,408

Reinvestment of distributions
Class A	0	0	471,566	3,705,773
Class R	0	0	1,209	9,577
Class R4	0	0	144,784	1,141,365
Class R6	0	0	536,623	4,226,161
Administrator Class	0	0	41,355	329,081

		0		9,411,957

Payment for shares redeemed
Class A	(1,132,307)	(8,229,216)	(3,249,331)	(25,183,350)
Class R	(1)	(8)	(124)	(966)
Class R4	(2,807,175)	(19,593,120)	(1,910,906)	(14,506,476)
Class R6	(2,930,989)	(20,934,525)	(6,568,616)	(51,007,636)
Administrator Class	(213,226)	(1,562,164)	(624,558)	(4,872,916)

		(50,319,033)		(95,571,344)

Net decrease in net assets resulting from capital share transactions		(39,941,254)		(48,563,979)

Total decrease in net assets		(28,475,739)		(46,309,744)

Net assets
Beginning of period		218,346,400		264,656,144

End of period		$189,870,661		$218,346,400

The accompanying notes are an integral part of these financial statements.

Wells Fargo Target Date Retirement Funds  |  61

Statements of changes in net assets

	Target 2040 Fund
	Six months ended August 31, 2020 (unaudited)		Year ended February 29, 2020

Operations
Net investment income		$4,679,184		$10,388,342
Payment from affiliate		2,629		0
Net realized gains (losses) on investments		(1,135,301)		14,719,390
Net change in unrealized gains (losses) on investments		27,448,454		(9,362,255)

Net increase in net assets resulting from operations		30,994,966		15,745,477

Distributions to shareholders from net investment income and net realized gains
Class A		0		(5,969,824)
Class C		0		(54,085)
Class R		0		(2,012)
Class R4		0		(1,494,907)
Class R6		0		(6,885,470)
Administrator Class		0		(2,236,336)

Total distributions to shareholders		0		(16,642,634)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	155,959	2,090,472	435,086	6,386,306
Class C	3,883	44,027	5,156	66,943
Class R	180	2,501	361	5,289
Class R4	198,008	2,737,851	539,927	8,201,151
Class R6	1,391,268	18,941,894	2,897,179	43,953,952
Administrator Class	311,784	4,303,103	801,012	12,206,638

		28,119,848		70,820,279

Reinvestment of distributions
Class A	0	0	392,281	5,915,396
Class C	0	0	3,965	53,572
Class R	0	0	84	1,267
Class R4	0	0	95,568	1,494,907
Class R6	0	0	438,966	6,859,433
Administrator Class	0	0	143,305	2,236,336

		0		16,560,911

Payment for shares redeemed
Class A	(1,155,588)	(15,640,165)	(1,759,927)	(25,918,147)
Class C	(26,009)	(319,163)	(74,926)	(968,759)
Class R	(7)	(93)	(146)	(2,122)
Class R4	(1,619,526)	(22,289,520)	(851,440)	(12,910,537)
Class R6	(2,135,409)	(30,284,350)	(3,239,228)	(49,632,121)
Administrator Class	(904,612)	(12,845,338)	(1,488,491)	(22,741,073)

		(81,378,629)		(112,172,759)

Net decrease in net assets resulting from capital share transactions		(53,258,781)		(24,791,569)

Total decrease in net assets		(22,263,815)		(25,688,726)

Net assets
Beginning of period		468,300,345		493,989,071

End of period		$446,036,530		$468,300,345

The accompanying notes are an integral part of these financial statements.

62  |  Wells Fargo Target Date Retirement Funds

Statements of changes in net assets

	Target 2045 Fund
	Six months ended August 31, 2020 (unaudited)		Year ended February 29, 2020

Operations
Net investment income		$995,227		$2,913,035
Payment from affiliate		1,213		0
Net realized gains (losses) on investments		(498,303)		3,980,983
Net change in unrealized gains (losses) on investments		5,357,057		(1,715,162)

Net increase in net assets resulting from operations		5,855,194		5,178,856

Distributions to shareholders from net investment income and net realized gains
Class A		0		(1,321,523)
Class R		0		(1,378)
Class R4		0		(576,633)
Class R6		0		(1,865,727)
Administrator Class		0		(168,990)

Total distributions to shareholders		0		(3,934,251)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	224,966	1,726,974	789,569	6,621,798
Class R	696	5,600	1,634	14,129
Class R4	103,020	773,774	473,522	4,020,747
Class R6	448,733	3,471,915	1,565,972	13,262,234
Administrator Class	50,776	395,319	149,633	1,286,485

		6,373,582		25,205,393

Reinvestment of distributions
Class A	0	0	151,196	1,320,351
Class R	0	0	81	724
Class R4	0	0	65,625	576,633
Class R6	0	0	213,282	1,865,727
Administrator Class	0	0	19,022	168,990

		0		3,932,425

Payment for shares redeemed
Class A	(822,978)	(6,677,152)	(2,587,303)	(22,123,618)
Class R	(38)	(290)	(151)	(1,260)
Class R4	(1,517,815)	(11,522,674)	(1,333,356)	(11,263,976)
Class R6	(1,604,334)	(12,576,439)	(4,403,251)	(37,539,591)
Administrator Class	(134,996)	(1,099,171)	(487,259)	(4,188,921)

		(31,875,726)		(75,117,366)

Net decrease in net assets resulting from capital share transactions		(25,502,144)		(45,979,548)

Total decrease in net assets		(19,646,950)		(44,734,943)

Net assets
Beginning of period		110,517,134		155,252,077

End of period		$90,870,184		$110,517,134

The accompanying notes are an integral part of these financial statements.

Wells Fargo Target Date Retirement Funds  |  63

Statements of changes in net assets

	Target 2050 Fund
	Six months ended August 31, 2020 (unaudited)		Year ended February 29, 2020

Operations
Net investment income		$2,172,388		$4,729,460
Payment from affiliate		1,129		0
Net realized gains (losses) on investments		(828,693)		8,522,429
Net change in unrealized gains (losses) on investments		13,865,591		(8,234,532)

Net increase in net assets resulting from operations		15,210,415		5,017,357

Distributions to shareholders from net investment income and net realized gains
Class A		0		(2,142,046)
Class C		0		(22,272)
Class R		0		(1,574)
Class R4		0		(891,969)
Class R6		0		(5,471,850)
Administrator Class		0		(1,843,022)

Total distributions to shareholders		0		(10,372,733)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	306,660	1,977,688	777,411	5,706,122
Class C	2,245	14,965	5,495	40,328
Class R	1,004	6,858	832	6,201
Class R4	277,447	1,850,789	674,678	5,020,086
Class R6	2,112,086	13,782,393	4,116,817	30,609,669
Administrator Class	648,385	4,231,148	1,300,441	9,682,291

		21,863,841		51,064,697

Reinvestment of distributions
Class A	0	0	282,055	2,134,628
Class C	0	0	2,734	20,489
Class R	0	0	88	665
Class R4	0	0	116,874	891,969
Class R6	0	0	717,883	5,470,712
Administrator Class	0	0	242,411	1,843,022

		0		10,361,485

Payment for shares redeemed
Class A	(1,064,327)	(6,957,101)	(1,721,275)	(12,792,520)
Class C	(7,267)	(44,194)	(76,091)	(558,912)
Class R	(15)	(101)	(26)	(191)
Class R4	(1,303,771)	(8,553,118)	(942,718)	(7,031,823)
Class R6	(2,557,959)	(17,375,470)	(4,423,086)	(33,198,589)
Administrator Class	(1,467,976)	(9,807,525)	(1,498,842)	(11,155,991)

		(42,737,509)		(64,738,026)

Net decrease in net assets resulting from capital share transactions		(20,873,668)		(3,311,844)

Total decrease in net assets		(5,663,253)		(8,667,220)

Net assets
Beginning of period		212,971,164		221,638,384

End of period		$207,307,911		$212,971,164

The accompanying notes are an integral part of these financial statements.

64  |  Wells Fargo Target Date Retirement Funds

Statements of changes in net assets

	Target 2055 Fund
	Six months ended August 31, 2020 (unaudited)		Year ended February 29, 2020

Operations
Net investment income		$320,029		$815,393
Payment from affiliate		293		0
Net realized gains (losses) on investments		(218,157)		764,463
Net change in unrealized gains (losses) on investments		1,604,729		(573,421)

Net increase in net assets resulting from operations		1,706,894		1,006,435

Distributions to shareholders from net investment income and net realized gains
Class A		0		(142,934)
Class R		0		(779)
Class R4		0		(177,218)
Class R6		0		(505,416)
Administrator Class		0		(12,907)

Total distributions to shareholders		0		(839,254)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	47,526	522,624	249,844	2,989,458
Class R	279	3,105	498	5,843
Class R4	84,905	892,346	329,687	3,988,255
Class R6	226,484	2,490,921	638,993	7,729,212
Administrator Class	12,967	147,039	29,947	360,117

		4,056,035		15,072,885

Reinvestment of distributions
Class A	0	0	11,368	142,357
Class R	0	0	20	245
Class R4	0	0	14,106	177,218
Class R6	0	0	40,325	505,416
Administrator Class	0	0	1,023	12,907

		0		838,143

Payment for shares redeemed
Class A	(134,860)	(1,529,964)	(537,744)	(6,501,930)
Class R	(189)	(2,283)	(657)	(7,725)
Class R4	(553,702)	(5,930,028)	(372,361)	(4,499,286)
Class R6	(467,149)	(5,279,561)	(603,431)	(7,381,450)
Administrator Class	(5,220)	(59,570)	(68,444)	(823,710)

		(12,801,406)		(19,214,101)

Net decrease in net assets resulting from capital share transactions		(8,745,371)		(3,303,073)

Total decrease in net assets		(7,038,477)		(3,135,892)

Net assets
Beginning of period		34,745,870		37,881,762

End of period		$27,707,393		$34,745,870

The accompanying notes are an integral part of these financial statements.

Wells Fargo Target Date Retirement Funds  |  65

Statements of changes in net assets

	Target 2060 Fund
	Six months ended August 31, 2020 (unaudited)		Year ended February 29, 2020

Operations
Net investment income		$262,511		$446,705
Payment from affiliate		2,213		0
Net realized gains (losses) on investments		(42,734)		420,384
Net change in unrealized gains (losses) on investments		2,015,022		(603,197)

Net increase in net assets resulting from operations		2,237,012		263,892

Distributions to shareholders from net investment income and net realized gains
Class A		0		(15,694)
Class C		0		(1,689)
Class R		0		(1,057)
Class R4		0		(53,088)
Class R6		0		(310,399)
Administrator Class		0		(63,995)

Total distributions to shareholders		0		(445,922)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	37,073	384,577	59,651	719,273
Class C	231	2,534	1,122	13,049
Class R	1,035	11,337	1,141	13,327
Class R4	36,411	403,072	108,478	1,308,060
Class R6	444,247	4,816,264	748,398	9,084,784
Administrator Class	81,774	900,142	141,839	1,711,085

		6,517,926		12,849,578

Reinvestment of distributions
Class A	0	0	1,250	15,523
Class C	0	0	118	1,471
Class R	0	0	55	674
Class R4	0	0	4,178	52,899
Class R6	0	0	24,598	310,197
Administrator Class	0	0	5,118	63,822

		0		444,586

Payment for shares redeemed
Class A	(37,084)	(398,335)	(33,471)	(403,008)
Class C	0	0	(8,193)	(99,186)
Class R	(115)	(1,291)	(27)	(314)
Class R4	(62,413)	(741,843)	(90,634)	(1,118,012)
Class R6	(276,459)	(3,187,809)	(339,934)	(4,197,518)
Administrator Class	(166,993)	(1,801,840)	(98,703)	(1,189,286)

		(6,131,118)		(7,007,324)

Net increase in net assets resulting from capital share transactions		386,808		6,286,840

Total increase in net assets		2,623,820		6,104,810

Net assets
Beginning of period		22,642,709		16,537,899

End of period		$25,266,529		$22,642,709

The accompanying notes are an integral part of these financial statements.

66  |  Wells Fargo Target Date Retirement Funds

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Financial highlights

	Beginning net asset value per share	Net investment income		Payment from affiliate	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Target Today Fund

Class A
Six months ended August 31, 2020 (unaudited)	$9.04	0.08		0.00	0.29	(0.07)	0.00	$9.34
Year ended February 29, 2020	$8.66	0.19		0.00	0.47	(0.20)	(0.08)	$9.04
Year ended February 28, 2019	$8.97	0.19		0.00	0.07	(0.21)	(0.36)	$8.66
Year ended February 28, 2018	$10.56	0.17		0.00	0.13	(0.08)	(1.81)	$8.97
Year ended February 28, 2017	$10.41	0.12		0.00	0.23	(0.11)	(0.09)	$10.56
Year ended February 29, 2016	$10.81	0.10	[4]	0.00	(0.29)	(0.03)	(0.18)	$10.41

Class C
Six months ended August 31, 2020 (unaudited)	$9.30	0.05	[4]	0.00	0.30	(0.04)	0.00	$9.61
Year ended February 29, 2020	$8.89	0.14	[4]	0.00	0.47	(0.12)	(0.08)	$9.30
Year ended February 28, 2019	$9.18	0.14	[4]	0.00	0.06	(0.13)	(0.36)	$8.89
Year ended February 28, 2018	$10.77	0.10		0.00	0.13	(0.01)	(1.81)	$9.18
Year ended February 28, 2017	$10.63	0.03		0.00	0.24	(0.04)	(0.09)	$10.77
Year ended February 29, 2016	$11.08	0.02	[4]	0.00	(0.29)	0.00	(0.18)	$10.63

Class R
Six months ended August 31, 2020 (unaudited)	$9.00	0.07	[4]	0.07	0.29	(0.06)	0.00	$9.37
Year ended February 29, 2020	$8.62	0.17		0.00	0.46	(0.17)	(0.08)	$9.00
Year ended February 28, 2019	$8.94	0.17		0.00	0.06	(0.19)	(0.36)	$8.62
Year ended February 28, 2018	$10.53	0.14		0.00	0.14	(0.06)	(1.81)	$8.94
Year ended February 28, 2017	$10.39	0.09		0.00	0.23	(0.09)	(0.09)	$10.53
Year ended February 29, 2016	$10.80	0.07		0.00	(0.29)	(0.01)	(0.18)	$10.39

Class R4
Six months ended August 31, 2020 (unaudited)	$9.29	0.10	[4]	0.00	0.30	(0.09)	0.00	$9.60
Year ended February 29, 2020	$8.89	0.23	[4]	0.00	0.48	(0.23)	(0.08)	$9.29
Year ended February 28, 2019	$9.20	0.24	[4]	0.00	0.05	(0.24)	(0.36)	$8.89
Year ended February 28, 2018	$10.81	0.17	[4]	0.00	0.13	(0.10)	(1.81)	$9.20
Year ended February 28, 2017	$10.65	0.14		0.00	0.25	(0.14)	(0.09)	$10.81
Year ended February 29, 2016	$11.06	0.14		0.00	(0.30)	(0.07)	(0.18)	$10.65

Class R6
Six months ended August 31, 2020 (unaudited)	$9.28	0.11	[4]	0.00	0.29	(0.09)	0.00	$9.59
Year ended February 29, 2020	$8.88	0.24	[4]	0.00	0.48	(0.24)	(0.08)	$9.28
Year ended February 28, 2019	$9.19	0.25	[4]	0.00	0.06	(0.26)	(0.36)	$8.88
Year ended February 28, 2018	$10.78	0.21	[4]	0.00	0.15	(0.14)	(1.81)	$9.19
Year ended February 28, 2017	$10.64	0.17	[4]	0.00	0.23	(0.17)	(0.09)	$10.78
Year ended February 29, 2016	$11.05	0.15		0.00	(0.29)	(0.09)	(0.18)	$10.64

Administrator Class
Six months ended August 31, 2020 (unaudited)	$9.30	0.09		0.00	0.30	(0.08)	0.00	$9.61
Year ended February 29, 2020	$8.90	0.21	[4]	0.00	0.48	(0.21)	(0.08)	$9.30
Year ended February 28, 2019	$9.21	0.22	[4]	0.00	0.05	(0.22)	(0.36)	$8.90
Year ended February 28, 2018	$10.78	0.18		0.00	0.15	(0.09)	(1.81)	$9.21
Year ended February 28, 2017	$10.63	0.13	[4]	0.00	0.23	(0.12)	(0.09)	$10.78
Year ended February 29, 2016	$11.03	0.12	[4]	0.00	(0.29)	(0.05)	(0.18)	$10.63

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020	Year ended February 28			Year ended February 29, 2016
			2019	2018	2017
Class A	0.10%	0.12%	0.13%	0.15%	0.15%	0.15%
Class C	0.10	0.12	0.13	0.15	0.15	0.15
Class R	0.06	0.17	0.11	0.16	0.16	0.14
Class R4	0.10	0.12	0.13	0.16	0.15	0.15
Class R6	0.10	0.12	0.13	0.15	0.15	0.15
Administrator Class	0.10	0.12	0.13	0.15	0.15	0.15

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

[4]	Calculated based upon average shares outstanding

[5]

During the six months ended August 31, 2020, the Fund received a payment from an affiliate which had an impact of 0.78% on the total return. See Note 4 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

68  |  Wells Fargo Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.90%	1.00%	0.62%	4.19%	34%	$35,476
2.16%	0.98%	0.63%	7.64%	37%	$36,878
2.21%	0.93%	0.65%	3.09%	45%	$37,865
1.59%	0.87%	0.69%	2.54%	80%	$47,030
1.06%	0.85%	0.76%	3.39%	41%	$55,965
0.98%	0.86%	0.77%	(1.74)%	36%	$66,656

1.15%	1.74%	1.37%	3.80%	34%	$515
1.46%	1.73%	1.39%	6.80%	37%	$529
1.50%	1.68%	1.40%	2.31%	45%	$923
0.83%	1.62%	1.44%	1.76%	80%	$2,250
0.31%	1.61%	1.51%	2.57%	41%	$2,822
0.19%	1.63%	1.53%	(2.44)%	36%	$2,763

1.64%	1.04%	0.87%	4.85%[5]	34%	$33
1.88%	1.23%	0.90%	7.35%	37%	$31
1.96%	1.16%	0.89%	2.72%	45%	$28
1.36%	1.13%	0.94%	2.31%	80%	$29
0.79%	1.12%	1.01%	3.13%	41%	$32
0.69%	1.12%	1.02%	(2.00)%	36%	$29

2.21%	0.73%	0.31%	4.34%	34%	$958
2.46%	0.70%	0.34%	7.98%	37%	$2,437
2.62%	0.67%	0.34%	3.35%	45%	$2,825
1.54%	0.60%	0.44%	2.46%	80%	$12,858
1.37%	0.58%	0.45%	3.71%	41%	$248,734
1.27%	0.59%	0.45%	(1.40)%	36%	$271,674

2.35%	0.57%	0.16%	4.42%	34%	$17,904
2.60%	0.55%	0.19%	8.16%	37%	$17,264
2.72%	0.51%	0.19%	3.52%	45%	$17,013
1.99%	0.44%	0.24%	2.99%	80%	$40,511
1.53%	0.42%	0.30%	3.81%	41%	$72,643
1.42%	0.43%	0.30%	(1.25)%	36%	$243,820

2.01%	0.92%	0.51%	4.24%	34%	$7,086
2.29%	0.90%	0.53%	7.76%	37%	$7,029
2.38%	0.86%	0.54%	3.11%	45%	$9,597
1.66%	0.79%	0.59%	2.77%	80%	$24,351
1.17%	0.77%	0.65%	3.41%	41%	$39,234
1.07%	0.78%	0.65%	(1.56)%	36%	$61,887

The accompanying notes are an integral part of these financial statements.

Wells Fargo Target Date Retirement Funds  |  69

Financial highlights

	Beginning net asset value per share	Net investment income		Payment from affiliate	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Target 2010 Fund

Class A
Six months ended August 31, 2020 (unaudited)	$10.55	0.10	[4]	0.00	0.35	(0.08)	0.00	$10.92
Year ended February 29, 2020	$10.13	0.23	[4]	0.00	0.53	(0.23)	(0.11)	$10.55
Year ended February 28, 2019	$10.72	0.23	[4]	0.00	0.07	(0.27)	(0.62)	$10.13
Year ended February 28, 2018	$12.41	0.19		0.00	0.22	(0.04)	(2.06)	$10.72
Year ended February 28, 2017	$12.26	0.15		0.00	0.30	(0.09)	(0.21)	$12.41
Year ended February 29, 2016	$13.16	0.14	[4]	0.00	(0.40)	(0.06)	(0.58)	$12.26

Class C
Six months ended August 31, 2020 (unaudited)	$10.67	0.06	[4]	0.00	0.37	(0.04)	0.00	$11.06
Year ended February 29, 2020	$10.24	0.15	[4]	0.00	0.54	(0.15)	(0.11)	$10.67
Year ended February 28, 2019	$10.82	0.16	[4]	0.00	0.06	(0.18)	(0.62)	$10.24
Year ended February 28, 2018	$12.56	0.13		0.00	0.19	0.00	(2.06)	$10.82
Year ended February 28, 2017	$12.42	0.07		0.00	0.30	(0.02)	(0.21)	$12.56
Year ended February 29, 2016	$13.36	0.04	[4]	0.00	(0.40)	0.00	(0.58)	$12.42

Class R
Six months ended August 31, 2020 (unaudited)	$10.46	0.08		0.10	0.37	(0.07)	0.00	$10.94
Year ended February 29, 2020	$10.04	0.20		0.00	0.53	(0.20)	(0.11)	$10.46
Year ended February 28, 2019	$10.63	0.20		0.00	0.07	(0.24)	(0.62)	$10.04
Year ended February 28, 2018	$12.33	0.16		0.00	0.22	(0.02)	(2.06)	$10.63
Year ended February 28, 2017	$12.19	0.11		0.00	0.31	(0.07)	(0.21)	$12.33
Year ended February 29, 2016	$13.11	0.11	[4]	0.00	(0.41)	(0.04)	(0.58)	$12.19

Class R4
Six months ended August 31, 2020 (unaudited)	$10.70	0.12	[4]	0.00	0.36	(0.10)	0.00	$11.08
Year ended February 29, 2020	$10.27	0.27	[4]	0.00	0.54	(0.27)	(0.11)	$10.70
Year ended February 28, 2019	$10.86	0.29	[4]	0.00	0.04	(0.30)	(0.62)	$10.27
Year ended February 28, 2018	$12.55	0.23	[4]	0.00	0.22	(0.08)	(2.06)	$10.86
Year ended February 28, 2017	$12.38	0.19	[4]	0.00	0.32	(0.13)	(0.21)	$12.55
Year ended February 29, 2016	$13.30	0.18	[4]	0.00	(0.41)	(0.11)	(0.58)	$12.38

Class R6
Six months ended August 31, 2020 (unaudited)	$10.68	0.13		0.00	0.36	(0.11)	0.00	$11.06
Year ended February 29, 2020	$10.25	0.28	[4]	0.00	0.54	(0.28)	(0.11)	$10.68
Year ended February 28, 2019	$10.84	0.29	[4]	0.00	0.06	(0.32)	(0.62)	$10.25
Year ended February 28, 2018	$12.54	0.25	[4]	0.00	0.22	(0.11)	(2.06)	$10.84
Year ended February 28, 2017	$12.37	0.21	[4]	0.00	0.32	(0.15)	(0.21)	$12.54
Year ended February 29, 2016	$13.29	0.19		0.00	(0.40)	(0.13)	(0.58)	$12.37

Administrator Class
Six months ended August 31, 2020 (unaudited)	$10.71	0.11	[4]	0.00	0.36	(0.09)	0.00	$11.09
Year ended February 29, 2020	$10.27	0.24	[4]	0.00	0.55	(0.24)	(0.11)	$10.71
Year ended February 28, 2019	$10.86	0.26	[4]	0.00	0.05	(0.28)	(0.62)	$10.27
Year ended February 28, 2018	$12.55	0.21	[4]	0.00	0.21	(0.05)	(2.06)	$10.86
Year ended February 28, 2017	$12.39	0.16		0.00	0.31	(0.10)	(0.21)	$12.55
Year ended February 29, 2016	$13.29	0.16	[4]	0.00	(0.41)	(0.07)	(0.58)	$12.39

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020	Year ended February 28			Year ended February 29, 2016
			2019	2018	2017
Class A	0.10%	0.12%	0.13%	0.15%	0.16%	0.15%
Class C	0.10	0.12	0.13	0.15	0.16	0.15
Class R	0.04	0.20	0.13	0.16	0.16	0.15
Class R4	0.10	0.12	0.13	0.15	0.16	0.15
Class R6	0.10	0.12	0.13	0.15	0.16	0.15
Administrator Class	0.10	0.12	0.13	0.15	0.16	0.15

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

[4]	Calculated based upon average shares outstanding

[5]

During the six months ended August 31, 2020, the Fund received a payment from an affiliate which had an impact of 0.96% on the total return. See Note 4 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

70  |  Wells Fargo Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.90%	1.04%	0.61%	4.38%	35%	$32,318
2.15%	1.00%	0.63%	7.57%	37%	$33,505
2.20%	0.91%	0.65%	3.03%	45%	$35,777
1.58%	0.87%	0.70%	3.04%	79%	$51,677
1.14%	0.87%	0.78%	3.71%	41%	$60,237
1.11%	0.88%	0.79%	(1.99)%	36%	$67,826

1.16%	1.77%	1.37%	4.06%	35%	$393
1.40%	1.75%	1.39%	6.70%	37%	$576
1.47%	1.65%	1.40%	2.25%	45%	$735
0.83%	1.62%	1.45%	2.25%	79%	$1,323
0.39%	1.62%	1.53%	2.96%	41%	$1,761
0.34%	1.65%	1.55%	(2.69)%	36%	$1,984

1.64%	1.01%	0.87%	5.32%[5]	35%	$24
1.87%	1.24%	0.90%	7.29%	37%	$23
1.94%	1.14%	0.90%	2.82%	45%	$22
1.32%	1.13%	0.96%	2.75%	79%	$23
0.88%	1.14%	1.03%	3.45%	41%	$53
0.84%	1.16%	1.05%	(2.27)%	36%	$52

2.25%	0.77%	0.31%	4.58%	35%	$855
2.50%	0.72%	0.34%	7.90%	37%	$1,155
2.65%	0.66%	0.34%	3.35%	45%	$1,825
1.83%	0.59%	0.41%	3.30%	79%	$17,218
1.45%	0.59%	0.47%	4.11%	41%	$48,885
1.42%	0.61%	0.47%	(1.73)%	36%	$70,528

2.35%	0.62%	0.16%	4.64%	35%	$14,414
2.61%	0.57%	0.19%	8.07%	37%	$14,128
2.71%	0.48%	0.19%	3.53%	45%	$16,789
2.00%	0.44%	0.25%	3.42%	79%	$40,332
1.61%	0.44%	0.32%	4.27%	41%	$82,474
1.57%	0.45%	0.32%	(1.59)%	36%	$200,168

2.02%	0.97%	0.51%	4.46%	35%	$7,470
2.29%	0.92%	0.54%	7.77%	37%	$8,332
2.37%	0.83%	0.54%	3.08%	45%	$12,382
1.68%	0.79%	0.59%	3.09%	79%	$32,634
1.26%	0.79%	0.67%	3.84%	41%	$49,565
1.22%	0.80%	0.67%	(1.83)%	36%	$91,381

The accompanying notes are an integral part of these financial statements.

Wells Fargo Target Date Retirement Funds  |  71

Financial highlights

	Beginning net asset value per share	Net investment income		Payment from affiliate	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Target 2015 Fund

Class A
Six months ended August 31, 2020 (unaudited)	$7.17	0.06		0.00	0.27	(0.06)	0.00	$7.44
Year ended February 29, 2020	$7.04	0.16	[4]	0.00	0.34	(0.16)	(0.21)	$7.17
Year ended February 28, 2019	$7.88	0.16		0.00	0.06	(0.17)	(0.89)	$7.04
Year ended February 28, 2018	$10.12	0.15		0.00	0.27	(0.02)	(2.64)	$7.88
Year ended February 28, 2017	$9.87	0.15	[4]	0.00	0.37	(0.10)	(0.17)	$10.12
Year ended February 29, 2016	$10.40	0.15		0.00	(0.41)	(0.09)	(0.18)	$9.87

Class R
Six months ended August 31, 2020 (unaudited)	$7.33	0.06		0.09	0.27	(0.05)	0.00	$7.70
Year ended February 29, 2020	$7.19	0.14		0.00	0.35	(0.14)	(0.21)	$7.33
Year ended February 28, 2019	$8.02	0.15		0.00	0.05	(0.14)	(0.89)	$7.19
Year ended February 28, 2018	$10.26	0.13		0.00	0.27	(0.00)[6]	(2.64)	$8.02
Year ended February 28, 2017	$10.01	0.13		0.00	0.37	(0.08)	(0.17)	$10.26
Year ended February 29, 2016	$10.55	0.13		0.00	(0.42)	(0.07)	(0.18)	$10.01

Class R4
Six months ended August 31, 2020 (unaudited)	$7.24	0.08	[4]	0.00	0.26	(0.07)	0.00	$7.51
Year ended February 29, 2020	$7.10	0.18	[4]	0.00	0.35	(0.18)	(0.21)	$7.24
Year ended February 28, 2019	$7.94	0.21	[4]	0.00	0.03	(0.19)	(0.89)	$7.10
Year ended February 28, 2018	$10.16	0.19	[4]	0.00	0.26	(0.03)	(2.64)	$7.94
Year ended February 28, 2017	$9.91	0.18	[4]	0.00	0.37	(0.13)	(0.17)	$10.16
Year ended February 29, 2016	$10.43	0.18		0.00	(0.41)	(0.11)	(0.18)	$9.91

Class R6
Six months ended August 31, 2020 (unaudited)	$7.24	0.08	[4]	0.00	0.26	(0.07)	0.00	$7.51
Year ended February 29, 2020	$7.10	0.19	[4]	0.00	0.35	(0.19)	(0.21)	$7.24
Year ended February 28, 2019	$7.94	0.21	[4]	0.00	0.04	(0.20)	(0.89)	$7.10
Year ended February 28, 2018	$10.15	0.25		0.00	0.22	(0.04)	(2.64)	$7.94
Year ended February 28, 2017	$9.90	0.20	[4]	0.00	0.37	(0.15)	(0.17)	$10.15
Year ended February 29, 2016	$10.42	0.20		0.00	(0.42)	(0.12)	(0.18)	$9.90

Administrator Class
Six months ended August 31, 2020 (unaudited)	$7.38	0.07	[4]	0.00	0.28	(0.06)	0.00	$7.67
Year ended February 29, 2020	$7.24	0.17	[4]	0.00	0.35	(0.17)	(0.21)	$7.38
Year ended February 28, 2019	$8.07	0.19	[4]	0.00	0.04	(0.17)	(0.89)	$7.24
Year ended February 28, 2018	$10.29	0.18	[4]	0.00	0.26	(0.02)	(2.64)	$8.07
Year ended February 28, 2017	$10.02	0.17	[4]	0.00	0.38	(0.11)	(0.17)	$10.29
Year ended February 29, 2016	$10.55	0.17		0.00	(0.43)	(0.09)	(0.18)	$10.02

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020	Year ended February 28			Year ended February 29, 2016
			2019	2018	2017
Class A	0.10%	0.12%	0.14%	0.16%	0.16%	0.16%
Class R	0.05	0.19	0.12	0.17	0.16	0.16
Class R4	0.11	0.12	0.14	0.16	0.16	0.16
Class R6	0.10	0.12	0.14	0.16	0.16	0.16
Administrator Class	0.10	0.12	0.14	0.16	0.16	0.16

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

[4]	Calculated based upon average shares outstanding

[5]

During the six months ended August 31, 2020, the Fund received a payment from an affiliate which had an impact of 1.24% on the total return. See Note 4 in the Notes to Financial Statements for additional information.

[6]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

72  |  Wells Fargo Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.90%	1.01%	0.62%	4.64%	37%	$32,212
2.13%	0.96%	0.62%	7.18%	36%	$32,650
2.16%	0.90%	0.65%	3.17%	44%	$36,236
1.65%	0.86%	0.71%	3.72%	76%	$42,542
1.43%	0.87%	0.79%	5.30%	41%	$54,770
1.55%	0.85%	0.79%	(2.54)%	36%	$74,807

1.65%	0.97%	0.87%	5.76%[5]	37%	$21
1.83%	1.19%	0.90%	6.80%	36%	$20
1.91%	1.14%	0.90%	2.98%	44%	$20
1.41%	1.12%	0.96%	3.52%	76%	$22
1.18%	1.12%	1.04%	4.99%	41%	$37
1.25%	1.14%	1.06%	(2.78)%	36%	$42

2.34%	0.73%	0.31%	4.82%	37%	$2,450
2.42%	0.67%	0.34%	7.57%	36%	$5,853
2.62%	0.60%	0.34%	3.50%	44%	$7,352
1.91%	0.59%	0.41%	4.05%	76%	$43,346
1.73%	0.59%	0.48%	5.57%	41%	$105,773
1.83%	0.59%	0.48%	(2.22)%	36%	$127,503

2.37%	0.58%	0.16%	4.83%	37%	$17,738
2.62%	0.52%	0.19%	7.74%	36%	$18,725
2.67%	0.46%	0.19%	3.65%	44%	$31,174
2.08%	0.44%	0.26%	4.27%	76%	$61,265
1.92%	0.43%	0.33%	5.74%	41%	$125,438
1.97%	0.44%	0.33%	(2.12)%	36%	$367,041

2.01%	0.93%	0.51%	4.84%	37%	$5,165
2.24%	0.87%	0.54%	7.20%	36%	$5,345
2.33%	0.81%	0.54%	3.33%	44%	$6,821
1.76%	0.77%	0.60%	3.89%	76%	$15,886
1.59%	0.78%	0.68%	5.52%	41%	$21,910
1.62%	0.78%	0.68%	(2.45)%	36%	$122,329

The accompanying notes are an integral part of these financial statements.

Wells Fargo Target Date Retirement Funds  |  73

Financial highlights

	Beginning net asset value per share	Net investment income		Payment from affiliate		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Target 2020 Fund

Class A
Six months ended August 31, 2020 (unaudited)	$11.98	0.11	[4]	0.00	[5]	0.49	0.00	0.00	$12.58
Year ended February 29, 2020	$11.64	0.25	[4]	0.00		0.51	(0.27)	(0.15)	$11.98
Year ended February 28, 2019	$12.55	0.26		0.00		0.06	(0.41)	(0.82)	$11.64
Year ended February 28, 2018	$14.87	0.24		0.00		0.61	0.00	(3.17)	$12.55
Year ended February 28, 2017	$14.19	0.21		0.00		0.85	(0.17)	(0.21)	$14.87
Year ended February 29, 2016	$15.24	0.22	[4]	0.00		(0.81)	(0.10)	(0.36)	$14.19

Class C
Six months ended August 31, 2020 (unaudited)	$11.75	0.07	[4]	0.00		0.47	0.00	0.00	$12.29
Year ended February 29, 2020	$11.41	0.16	[4]	0.00		0.50	(0.17)	(0.15)	$11.75
Year ended February 28, 2019	$12.31	0.17	[4]	0.00		0.06	(0.31)	(0.82)	$11.41
Year ended February 28, 2018	$14.75	0.13		0.00		0.60	0.00	(3.17)	$12.31
Year ended February 28, 2017	$14.10	0.10		0.00		0.84	(0.08)	(0.21)	$14.75
Year ended February 29, 2016	$15.16	0.11	[4]	0.00		(0.79)	(0.02)	(0.36)	$14.10

Class R
Six months ended August 31, 2020 (unaudited)	$11.86	0.10	[4]	0.04		0.47	0.00	0.00	$12.47
Year ended February 29, 2020	$11.53	0.21	[4]	0.00		0.52	(0.25)	(0.15)	$11.86
Year ended February 28, 2019	$12.46	0.22	[4]	0.00		0.08	(0.41)	(0.82)	$11.53
Year ended February 28, 2018	$14.81	0.22	[4]	0.00		0.60	0.00	(3.17)	$12.46
Year ended February 28, 2017	$14.14	0.18		0.00		0.84	(0.14)	(0.21)	$14.81
Year ended February 29, 2016	$15.18	0.17	[4]	0.00		(0.79)	(0.06)	(0.36)	$14.14

Class R4
Six months ended August 31, 2020 (unaudited)	$12.36	0.14	[4]	0.00		0.49	0.00	0.00	$12.99
Year ended February 29, 2020	$11.98	0.30	[4]	0.00		0.54	(0.31)	(0.15)	$12.36
Year ended February 28, 2019	$12.89	0.33	[4]	0.00		0.04	(0.46)	(0.82)	$11.98
Year ended February 28, 2018	$15.15	0.31	[4]	0.00		0.60	0.00	(3.17)	$12.89
Year ended February 28, 2017	$14.44	0.27	[4]	0.00		0.86	(0.21)	(0.21)	$15.15
Year ended February 29, 2016	$15.50	0.26		0.00		(0.81)	(0.15)	(0.36)	$14.44

Class R6
Six months ended August 31, 2020 (unaudited)	$12.35	0.15	[4]	0.00		0.50	0.00	0.00	$13.00
Year ended February 29, 2020	$11.98	0.32	[4]	0.00		0.53	(0.33)	(0.15)	$12.35
Year ended February 28, 2019	$12.90	0.34	[4]	0.00		0.06	(0.50)	(0.82)	$11.98
Year ended February 28, 2018	$15.14	0.33	[4]	0.00		0.61	(0.01)	(3.17)	$12.90
Year ended February 28, 2017	$14.43	0.29	[4]	0.00		0.86	(0.23)	(0.21)	$15.14
Year ended February 29, 2016	$15.50	0.27		0.00		(0.80)	(0.18)	(0.36)	$14.43

Administrator Class
Six months ended August 31, 2020 (unaudited)	$12.27	0.12	[4]	0.00		0.50	0.00	0.00	$12.89
Year ended February 29, 2020	$11.90	0.27	[4]	0.00		0.53	(0.28)	(0.15)	$12.27
Year ended February 28, 2019	$12.80	0.31		0.00		0.04	(0.43)	(0.82)	$11.90
Year ended February 28, 2018	$15.09	0.29		0.00		0.59	0.00	(3.17)	$12.80
Year ended February 28, 2017	$14.40	0.24	[4]	0.00		0.84	(0.18)	(0.21)	$15.09
Year ended February 29, 2016	$15.46	0.23		0.00		(0.81)	(0.12)	(0.36)	$14.40

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020	Year ended February 28			Year ended February 29, 2016
			2019	2018	2017
Class A	0.11%	0.13%	0.14%	0.16%	0.17%	0.16%
Class C	0.11	0.13	0.14	0.16	0.17	0.16
Class R	0.09	0.14	0.13	0.17	0.17	0.16
Class R4	0.11	0.13	0.14	0.17	0.17	0.16
Class R6	0.11	0.13	0.14	0.17	0.17	0.16
Administrator Class	0.11	0.13	0.14	0.17	0.17	0.16

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

[4]	Calculated based upon average shares outstanding

[5]	Amount is less than $0.005

[6]

During the six months ended August 31, 2020, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return. See Note 4 in the Notes to Financial Statements for additional information.

[7]

During the six months ended August 31, 2020, the Fund received a payment from an affiliate which had an impact of 0.33% on the total return. See Note 4 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

74  |  Wells Fargo Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.92%	0.75%	0.62%	5.01%[6]	39%	$125,633
2.08%	0.75%	0.63%	6.53%	36%	$132,755
2.14%	0.75%	0.65%	3.12%	43%	$147,196
1.74%	0.79%	0.71%	5.40%	73%	$199,069
1.44%	0.85%	0.81%	7.53%	39%	$218,652
1.49%	0.86%	0.82%	(3.86)%	34%	$230,667

1.17%	1.49%	1.37%	4.60%	39%	$2,660
1.33%	1.50%	1.39%	5.79%	36%	$2,785
1.41%	1.50%	1.40%	2.28%	43%	$3,377
0.99%	1.54%	1.46%	4.60%	73%	$6,219
0.69%	1.60%	1.56%	6.71%	39%	$6,713
0.74%	1.62%	1.58%	(4.50)%	34%	$6,355

1.66%	0.93%	0.87%	5.14%[7]	39%	$124
1.76%	0.99%	0.90%	6.32%	36%	$119
1.84%	1.00%	0.90%	2.84%	43%	$86
1.51%	1.06%	0.98%	5.20%	73%	$66
1.21%	1.10%	1.06%	7.27%	39%	$321
1.25%	1.14%	1.08%	(4.08)%	34%	$409

2.32%	0.47%	0.31%	5.10%	39%	$16,234
2.39%	0.47%	0.34%	6.99%	36%	$31,139
2.54%	0.47%	0.34%	3.36%	43%	$38,539
2.05%	0.53%	0.42%	5.70%	73%	$130,172
1.76%	0.56%	0.50%	7.89%	39%	$357,823
1.82%	0.58%	0.50%	(3.52)%	34%	$408,501

2.38%	0.32%	0.16%	5.26%	39%	$130,779
2.52%	0.32%	0.19%	7.06%	36%	$147,590
2.66%	0.32%	0.19%	3.58%	43%	$154,089
2.20%	0.37%	0.26%	5.89%	73%	$400,206
1.92%	0.41%	0.35%	8.04%	39%	$645,237
1.97%	0.43%	0.35%	(3.42)%	34%	$1,116,419

2.03%	0.67%	0.51%	5.05%	39%	$48,017
2.18%	0.67%	0.54%	6.73%	36%	$54,435
2.28%	0.67%	0.54%	3.18%	43%	$63,684
1.85%	0.72%	0.61%	5.51%	73%	$111,716
1.60%	0.76%	0.70%	7.58%	39%	$197,835
1.62%	0.77%	0.70%	(3.72)%	34%	$526,327

The accompanying notes are an integral part of these financial statements.

Wells Fargo Target Date Retirement Funds  |  75

Financial highlights

	Beginning net asset value per share	Net investment income		Payment from affiliate		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Target 2025 Fund

Class A
Six months ended August 31, 2020 (unaudited)	$5.57	0.05		0.00	[4]	0.28	0.00	0.00	$5.90
Year ended February 29, 2020	$5.57	0.12		0.00		0.21	(0.13)	(0.20)	$5.57
Year ended February 28, 2019	$6.41	0.13	[6]	0.00		(0.00)[7]	(0.14)	(0.83)	$5.57
Year ended February 28, 2018	$10.48	0.17	[6]	0.00		0.63	(0.03)	(4.84)	$6.41
Year ended February 28, 2017	$9.77	0.13		0.00		0.90	(0.15)	(0.17)	$10.48
Year ended February 29, 2016	$10.69	0.14	[6]	0.00		(0.73)	(0.08)	(0.25)	$9.77

Class R
Six months ended August 31, 2020 (unaudited)	$5.49	0.05	[6]	0.03		0.27	0.00	0.00	$5.84
Year ended February 29, 2020	$5.50	0.10	[6]	0.00		0.20	(0.11)	(0.20)	$5.49
Year ended February 28, 2019	$6.34	0.11	[6]	0.00		0.02	(0.14)	(0.83)	$5.50
Year ended February 28, 2018	$10.49	0.16	[6]	0.00		0.53	0.00	(4.84)	$6.34
Year ended February 28, 2017	$9.79	0.12		0.00		0.88	(0.13)	(0.17)	$10.49
Year ended February 29, 2016	$10.71	0.13		0.00		(0.73)	(0.07)	(0.25)	$9.79

Class R4
Six months ended August 31, 2020 (unaudited)	$5.62	0.06	[6]	0.00		0.28	0.00	0.00	$5.96
Year ended February 29, 2020	$5.61	0.14	[6]	0.00		0.21	(0.14)	(0.20)	$5.62
Year ended February 28, 2019	$6.45	0.16	[6]	0.00		(0.01)	(0.16)	(0.83)	$5.61
Year ended February 28, 2018	$10.52	0.20		0.00		0.63	(0.06)	(4.84)	$6.45
Year ended February 28, 2017	$9.80	0.17		0.00		0.90	(0.18)	(0.17)	$10.52
Year ended February 29, 2016	$10.72	0.18		0.00		(0.73)	(0.12)	(0.25)	$9.80

Class R6
Six months ended August 31, 2020 (unaudited)	$5.61	0.07	[6]	0.00		0.27	0.00	0.00	$5.95
Year ended February 29, 2020	$5.61	0.15	[6]	0.00		0.20	(0.15)	(0.20)	$5.61
Year ended February 28, 2019	$6.44	0.16	[6]	0.00		0.01	(0.17)	(0.83)	$5.61
Year ended February 28, 2018	$10.51	0.25		0.00		0.60	(0.08)	(4.84)	$6.44
Year ended February 28, 2017	$9.80	0.20	[6]	0.00		0.87	(0.19)	(0.17)	$10.51
Year ended February 29, 2016	$10.71	0.20		0.00		(0.73)	(0.13)	(0.25)	$9.80

Administrator Class
Six months ended August 31, 2020 (unaudited)	$5.67	0.06	[6]	0.00		0.27	0.00	0.00	$6.00
Year ended February 29, 2020	$5.66	0.13	[6]	0.00		0.21	(0.13)	(0.20)	$5.67
Year ended February 28, 2019	$6.48	0.15	[6]	0.00		(0.00)[7]	(0.14)	(0.83)	$5.66
Year ended February 28, 2018	$10.55	0.19		0.00		0.62	(0.04)	(4.84)	$6.48
Year ended February 28, 2017	$9.82	0.17	[6]	0.00		0.89	(0.16)	(0.17)	$10.55
Year ended February 29, 2016	$10.74	0.16		0.00		(0.74)	(0.09)	(0.25)	$9.82

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended February 29, 2020 (unaudited)	Year ended February 29, 2020	Year ended February 28			Year ended February 29, 2016
			2019	2018	2017
Class A	0.11%	0.13%	0.15%	0.17%	0.17%	0.16%
Class R	0.07	0.15	0.13	0.18	0.17	0.16
Class R4	0.12	0.13	0.15	0.17	0.17	0.16
Class R6	0.11	0.13	0.15	0.17	0.16	0.16
Administrator Class	0.11	0.13	0.15	0.17	0.16	0.16

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

[4]	Amount is less than $0.005

[5]

During the six months ended August 31, 2020, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return. See Note 4 in the Notes to Financial Statements for additional information.

[6]	Calculated based upon average shares outstanding

[7]	Amount is more than $(0.005).

[8]

During the six months ended August 31, 2020, the Fund received a payment from an affiliate which had an impact of 0.55% on the total return. See Note 4 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

76  |  Wells Fargo Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.95%	0.79%	0.62%	5.92%[5]	43%	$88,600
2.04%	0.77%	0.62%	5.71%	36%	$94,505
2.08%	0.78%	0.65%	2.78%	43%	$106,485
1.70%	0.81%	0.71%	7.09%	67%	$117,382
1.37%	0.84%	0.81%	10.61%	36%	$140,428
1.40%	0.84%	0.81%	(5.56)%	32%	$175,373

1.69%	0.93%	0.87%	6.38%[8]	43%	$69
1.73%	1.01%	0.89%	5.37%	36%	$57
1.78%	1.02%	0.90%	2.67%	43%	$44
1.53%	1.10%	1.02%	5.94%	67%	$29
1.12%	1.10%	1.06%	10.22%	36%	$610
1.20%	1.13%	1.08%	(5.72)%	32%	$830

2.37%	0.51%	0.31%	6.05%	43%	$12,341
2.31%	0.49%	0.34%	6.16%	36%	$36,023
2.45%	0.50%	0.34%	3.05%	43%	$42,046
2.01%	0.55%	0.43%	7.33%	67%	$87,607
1.65%	0.57%	0.50%	10.98%	36%	$274,639
1.78%	0.58%	0.50%	(5.26)%	32%	$279,663

2.43%	0.36%	0.16%	6.06%	43%	$83,983
2.49%	0.34%	0.19%	6.15%	36%	$106,756
2.57%	0.35%	0.19%	3.41%	43%	$131,314
2.16%	0.39%	0.26%	7.54%	67%	$201,812
1.92%	0.41%	0.35%	11.04%	36%	$372,101
1.92%	0.43%	0.35%	(5.02)%	32%	$1,416,984

2.06%	0.71%	0.51%	5.82%	43%	$10,598
2.16%	0.69%	0.54%	5.88%	36%	$10,650
2.27%	0.70%	0.54%	2.94%	43%	$15,362
1.81%	0.73%	0.61%	7.12%	67%	$43,559
1.59%	0.76%	0.70%	10.87%	36%	$65,620
1.58%	0.77%	0.70%	(5.45)%	32%	$298,492

The accompanying notes are an integral part of these financial statements.

Wells Fargo Target Date Retirement Funds  |  77

Financial highlights

	Beginning net asset value per share	Net investment income		Payment from affiliate		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Target 2030 Fund

Class A
Six months ended August 31, 2020 (unaudited)	$12.14	0.12	[4]	0.00	[5]	0.68	0.00	0.00	$12.94
Year ended February 29, 2020	$12.03	0.25		0.00		0.34	(0.27)	(0.21)	$12.14
Year ended February 28, 2019	$13.53	0.26		0.00		(0.00)[7]	(0.33)	(1.43)	$12.03
Year ended February 28, 2018	$16.70	0.27		0.00		1.25	(0.15)	(4.54)	$13.53
Year ended February 28, 2017	$15.17	0.23		0.00		1.90	(0.31)	(0.29)	$16.70
Year ended February 29, 2016	$16.97	0.21	[4]	0.00		(1.44)	(0.14)	(0.43)	$15.17

Class C
Six months ended August 31, 2020 (unaudited)	$11.60	0.07	[4]	0.00		0.65	0.00	0.00	$12.32
Year ended February 29, 2020	$11.50	0.15	[4]	0.00		0.32	(0.16)	(0.21)	$11.60
Year ended February 28, 2019	$13.01	0.16	[4]	0.00		(0.00)[7]	(0.24)	(1.43)	$11.50
Year ended February 28, 2018	$16.24	0.18		0.00		1.17	(0.04)	(4.54)	$13.01
Year ended February 28, 2017	$14.79	0.07		0.00		1.88	(0.21)	(0.29)	$16.24
Year ended February 29, 2016	$16.58	0.10		0.00		(1.41)	(0.05)	(0.43)	$14.79

Class R
Six months ended August 31, 2020 (unaudited)	$12.16	0.10	[4]	0.08		0.68	0.00	0.00	$13.02
Year ended February 29, 2020	$12.05	0.22	[4]	0.00		0.34	(0.24)	(0.21)	$12.16
Year ended February 28, 2019	$13.55	0.23	[4]	0.00		(0.00)[7]	(0.30)	(1.43)	$12.05
Year ended February 28, 2018	$16.66	0.26	[4]	0.00		1.17	0.00	(4.54)	$13.55
Year ended February 28, 2017	$15.14	0.18		0.00		1.90	(0.27)	(0.29)	$16.66
Year ended February 29, 2016	$16.95	0.18		0.00		(1.44)	(0.12)	(0.43)	$15.14

Class R4
Six months ended August 31, 2020 (unaudited)	$12.45	0.14	[4]	0.00		0.70	0.00	0.00	$13.29
Year ended February 29, 2020	$12.32	0.29	[4]	0.00		0.36	(0.31)	(0.21)	$12.45
Year ended February 28, 2019	$13.81	0.34	[4]	0.00		(0.03)	(0.37)	(1.43)	$12.32
Year ended February 28, 2018	$16.95	0.34	[4]	0.00		1.25	(0.19)	(4.54)	$13.81
Year ended February 28, 2017	$15.38	0.27		0.00		1.94	(0.35)	(0.29)	$16.95
Year ended February 29, 2016	$17.20	0.28		0.00		(1.47)	(0.20)	(0.43)	$15.38

Class R6
Six months ended August 31, 2020 (unaudited)	$12.42	0.15	[4]	0.00		0.70	0.00	0.00	$13.27
Year ended February 29, 2020	$12.30	0.32		0.00		0.33	(0.32)	(0.21)	$12.42
Year ended February 28, 2019	$13.79	0.34	[4]	0.00		(0.01)	(0.39)	(1.43)	$12.30
Year ended February 28, 2018	$16.93	0.36	[4]	0.00		1.26	(0.22)	(4.54)	$13.79
Year ended February 28, 2017	$15.37	0.31	[4]	0.00		1.92	(0.38)	(0.29)	$16.93
Year ended February 29, 2016	$17.19	0.30		0.00		(1.46)	(0.23)	(0.43)	$15.37

Administrator Class
Six months ended August 31, 2020 (unaudited)	$12.45	0.13	[4]	0.00		0.69	0.00	0.00	$13.27
Year ended February 29, 2020	$12.32	0.27	[4]	0.00		0.35	(0.28)	(0.21)	$12.45
Year ended February 28, 2019	$13.80	0.30	[4]	0.00		(0.02)	(0.33)	(1.43)	$12.32
Year ended February 28, 2018	$16.94	0.28		0.00		1.27	(0.15)	(4.54)	$13.80
Year ended February 28, 2017	$15.37	0.25	[4]	0.00		1.93	(0.32)	(0.29)	$16.94
Year ended February 29, 2016	$17.19	0.25		0.00		(1.47)	(0.17)	(0.43)	$15.37

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020	Year ended February 28			Year ended February 29, 2016
			2019	2018	2017
Class A	0.12%	0.14%	0.15%	0.17%	0.17%	0.16%
Class C	0.12	0.14	0.15	0.17	0.17	0.16
Class R	0.08	0.16	0.15	0.19	0.17	0.16
Class R4	0.12	0.14	0.15	0.17	0.17	0.16
Class R6	0.12	0.14	0.15	0.17	0.16	0.16
Administrator Class	0.12	0.14	0.15	0.17	0.17	0.16

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

[4]	Calculated based upon average shares outstanding

[5]	Amount is less than $0.005

[6]

During the six months ended August 31, 2020, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return. See Note 4 in the Notes to Financial Statements for additional information.

[7]	Amount is more than $(0.005).

[8]

During the six months ended August 31, 2020, the Fund received a payment from an affiliate which had an impact of 0.65% on the total return. See Note 4 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

78  |  Wells Fargo Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.97%	0.74%	0.62%	6.59%[6]	46%	$160.076
1.98%	0.75%	0.63%	4.72%	36%	$163,774
2.04%	0.76%	0.65%	2.55%	43%	$177,608
1.63%	0.80%	0.71%	8.79%	61%	$228,015
1.32%	0.84%	0.82%	14.15%	31%	$230,044
1.32%	0.86%	0.83%	(7.37)%	30%	$227,928

1.23%	1.48%	1.37%	6.21%	46%	$1,753
1.24%	1.50%	1.39%	3.92%	36%	$2,060
1.30%	1.51%	1.40%	1.82%	43%	$2,851
0.88%	1.55%	1.46%	7.95%	61%	$4,748
0.57%	1.59%	1.57%	13.28%	31%	$4,630
0.63%	1.63%	1.59%	(8.05)%	30%	$4,662

1.73%	0.83%	0.84%	7.15%[8]	46%	$50
1.72%	0.97%	0.87%	4.48%	36%	$44
1.76%	1.01%	0.89%	2.37%	43%	$40
1.54%	1.10%	1.04%	8.28%	61%	$34
1.06%	1.10%	1.07%	13.88%	31%	$904
1.11%	1.12%	1.08%	(7.57)%	30%	$853

2.36%	0.46%	0.31%	6.75%	46%	$27,633
2.28%	0.47%	0.34%	5.07%	36%	$51,595
2.45%	0.48%	0.34%	2.88%	43%	$57,366
1.95%	0.53%	0.42%	9.09%	61%	$219,799
1.64%	0.56%	0.51%	14.52%	31%	$507,587
1.73%	0.58%	0.51%	(7.07)%	30%	$513,864

2.43%	0.31%	0.16%	6.84%	46%	$216,957
2.41%	0.32%	0.19%	5.15%	36%	$231,645
2.51%	0.33%	0.19%	3.08%	43%	$230,953
2.10%	0.38%	0.26%	9.28%	61%	$353,891
1.87%	0.41%	0.36%	14.63%	31%	$618,551
1.85%	0.43%	0.36%	(6.93)%	30%	$1,284,324

2.08%	0.66%	0.51%	6.59%	46%	$74,958
2.08%	0.67%	0.54%	4.86%	36%	$79,552
2.18%	0.68%	0.54%	2.69%	43%	$89,022
1.75%	0.72%	0.61%	8.86%	61%	$161,583
1.51%	0.76%	0.71%	14.32%	31%	$262,336
1.52%	0.77%	0.71%	(7.27)%	30%	$498,554

The accompanying notes are an integral part of these financial statements.

Wells Fargo Target Date Retirement Funds  |  79

Financial highlights

	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Target 2035 Fund

Class A
Six months ended August 31, 2020 (unaudited)	$7.38	0.07		0.46	0.00	0.00	$7.91
Year ended February 29, 2020	$7.38	0.15		0.14	(0.16)	(0.13)	$7.38
Year ended February 28, 2019	$8.35	0.15		(0.00)[4]	(0.18)	(0.94)	$7.38
Year ended February 28, 2018	$11.25	0.18		1.01	(0.12)	(3.97)	$8.35
Year ended February 28, 2017	$9.89	0.13		1.56	(0.15)	(0.18)	$11.25
Year ended February 29, 2016	$11.32	0.15		(1.18)	(0.11)	(0.29)	$9.89

Class R
Six months ended August 31, 2020 (unaudited)	$7.44	0.06	[5]	0.48	0.00	0.00	$7.98
Year ended February 29, 2020	$7.44	0.13		0.15	(0.15)	(0.13)	$7.44
Year ended February 28, 2019	$8.42	0.12		0.01	(0.17)	(0.94)	$7.44
Year ended February 28, 2018	$11.32	0.15		1.01	(0.09)	(3.97)	$8.42
Year ended February 28, 2017	$9.95	0.11		1.57	(0.13)	(0.18)	$11.32
Year ended February 29, 2016	$11.39	0.11		(1.17)	(0.09)	(0.29)	$9.95

Class R4
Six months ended August 31, 2020 (unaudited)	$7.40	0.08	[5]	0.47	0.00	0.00	$7.95
Year ended February 29, 2020	$7.40	0.17	[5]	0.15	(0.19)	(0.13)	$7.40
Year ended February 28, 2019	$8.37	0.20	[5]	(0.03)	(0.20)	(0.94)	$7.40
Year ended February 28, 2018	$11.27	0.21	[5]	1.02	(0.16)	(3.97)	$8.37
Year ended February 28, 2017	$9.91	0.17	[5]	1.56	(0.19)	(0.18)	$11.27
Year ended February 29, 2016	$11.33	0.18		(1.17)	(0.14)	(0.29)	$9.91

Class R6
Six months ended August 31, 2020 (unaudited)	$7.39	0.13		0.43	0.00	0.00	$7.95
Year ended February 29, 2020	$7.39	0.18	[5]	0.15	(0.20)	(0.13)	$7.39
Year ended February 28, 2019	$8.37	0.25		(0.07)	(0.22)	(0.94)	$7.39
Year ended February 28, 2018	$11.27	0.27		0.98	(0.18)	(3.97)	$8.37
Year ended February 28, 2017	$9.91	0.20	[5]	1.55	(0.21)	(0.18)	$11.27
Year ended February 29, 2016	$11.33	0.19		(1.16)	(0.16)	(0.29)	$9.91

Administrator Class
Six months ended August 31, 2020 (unaudited)	$7.47	0.07		0.48	0.00	0.00	$8.02
Year ended February 29, 2020	$7.47	0.16	[5]	0.14	(0.17)	(0.13)	$7.47
Year ended February 28, 2019	$8.41	0.18		(0.01)	(0.17)	(0.94)	$7.47
Year ended February 28, 2018	$11.30	0.19		1.02	(0.13)	(3.97)	$8.41
Year ended February 28, 2017	$9.94	0.16	[5]	1.55	(0.17)	(0.18)	$11.30
Year ended February 29, 2016	$11.37	0.16		(1.18)	(0.12)	(0.29)	$9.94

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020	Year ended February 28			Year ended February 29, 2016
			2019	2018	2017
Class A	0.13%	0.15%	0.16%	0.18%	0.17%	0.17%
Class R	0.12	0.15	0.16	0.18	0.17	0.17
Class R4	0.13	0.15	0.16	0.18	0.17	0.16
Class R6	0.13	0.15	0.16	0.18	0.16	0.16
Administrator Class	0.13	0.15	0.16	0.18	0.16	0.16

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

[4]	Amount is more than $(0.005).

[5]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

80  |  Wells Fargo Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.96%	0.81%	0.62%	7.18%	49%	$95,394
1.92%	0.80%	0.63%	3.70%	36%	$95,284
1.97%	0.81%	0.65%	2.48%	41%	$108,389
1.56%	0.83%	0.72%	10.21%	55%	$118,000
1.28%	0.85%	0.83%	17.33%	27%	$127,294
1.19%	0.84%	0.83%	(9.28)%	28%	$142,817

1.70%	1.04%	0.86%	7.26%	49%	$379
1.60%	1.04%	0.90%	3.46%	36%	$318
1.68%	1.06%	0.90%	2.16%	41%	$250
1.32%	1.08%	0.97%	9.87%	55%	$192
0.89%	1.11%	1.08%	17.09%	27%	$171
1.02%	1.13%	1.09%	(9.48)%	28%	$73

2.42%	0.53%	0.32%	7.43%	49%	$7,963
2.20%	0.52%	0.34%	3.99%	36%	$26,748
2.37%	0.53%	0.34%	2.80%	41%	$34,388
1.90%	0.56%	0.43%	10.53%	55%	$82,617
1.54%	0.57%	0.52%	17.68%	27%	$240,025
1.66%	0.59%	0.52%	(8.92)%	28%	$228,810

2.43%	0.38%	0.16%	7.58%	49%	$79,367
2.38%	0.37%	0.19%	4.16%	36%	$89,108
2.48%	0.38%	0.19%	2.86%	41%	$112,021
2.04%	0.41%	0.27%	10.76%	55%	$185,889
1.83%	0.42%	0.37%	17.86%	27%	$317,594
1.80%	0.44%	0.37%	(8.78)%	28%	$714,884

2.07%	0.72%	0.51%	7.36%	49%	$6,767
2.04%	0.72%	0.54%	3.75%	36%	$6,888
2.20%	0.72%	0.54%	2.64%	41%	$9,608
1.67%	0.74%	0.61%	10.33%	55%	$35,678
1.52%	0.77%	0.72%	17.38%	27%	$50,898
1.46%	0.78%	0.72%	(9.17)%	28%	$182,599

The accompanying notes are an integral part of these financial statements.

Wells Fargo Target Date Retirement Funds  |  81

Financial highlights

	Beginning net asset value per share	Net investment income		Payment from affiliate		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Target 2040 Fund

Class A
Six months ended August 31, 2020 (unaudited)	$14.02	0.14		0.00	[4]	0.93	0.00	0.00	$15.09
Year ended February 29, 2020	$14.09	0.28		0.00		0.12	(0.29)	(0.18)	$14.02
Year ended February 28, 2019	$16.02	0.29		0.00		(0.05)	(0.36)	(1.81)	$14.09
Year ended February 28, 2018	$19.43	0.31		0.00		1.93	(0.31)	(5.34)	$16.02
Year ended February 28, 2017	$16.74	0.23		0.00		3.08	(0.27)	(0.35)	$19.43
Year ended February 29, 2016	$19.53	0.22	[6]	0.00		(2.27)	(0.20)	(0.54)	$16.74

Class C
Six months ended August 31, 2020 (unaudited)	$12.56	0.07	[6]	0.00		0.84	0.00	0.00	$13.47
Year ended February 29, 2020	$12.66	0.15	[6]	0.00		0.11	(0.18)	(0.18)	$12.56
Year ended February 28, 2019	$14.61	0.17	[6]	0.00		(0.06)	(0.25)	(1.81)	$12.66
Year ended February 28, 2018	$18.19	0.14	[6]	0.00		1.81	(0.19)	(5.34)	$14.61
Year ended February 28, 2017	$15.71	0.04	[6]	0.00		2.94	(0.15)	(0.35)	$18.19
Year ended February 29, 2016	$18.38	0.09	[6]	0.00		(2.15)	(0.07)	(0.54)	$15.71

Class R
Six months ended August 31, 2020 (unaudited)	$14.01	0.13		0.07		0.92	0.00	0.00	$15.13
Year ended February 29, 2020	$14.08	0.25		0.00		0.12	(0.26)	(0.18)	$14.01
Year ended February 28, 2019	$16.02	0.25	[6]	0.00		(0.05)	(0.33)	(1.81)	$14.08
Year ended February 28, 2018	$19.36	0.27	[6]	0.00		1.93	(0.20)	(5.34)	$16.02
Year ended February 28, 2017	$16.69	0.18		0.00		3.07	(0.23)	(0.35)	$19.36
Year ended February 29, 2016	$19.51	0.18		0.00		(2.28)	(0.18)	(0.54)	$16.69

Class R4
Six months ended August 31, 2020 (unaudited)	$14.54	0.16	[6]	0.00		0.98	0.00	0.00	$15.68
Year ended February 29, 2020	$14.60	0.33	[6]	0.00		0.13	(0.34)	(0.18)	$14.54
Year ended February 28, 2019	$16.51	0.39	[6]	0.00		(0.08)	(0.41)	(1.81)	$14.60
Year ended February 28, 2018	$19.86	0.36		0.00		1.99	(0.36)	(5.34)	$16.51
Year ended February 28, 2017	$17.09	0.27		0.00		3.18	(0.33)	(0.35)	$19.86
Year ended February 29, 2016	$19.93	0.28		0.00		(2.32)	(0.26)	(0.54)	$17.09

Class R6
Six months ended August 31, 2020 (unaudited)	$14.52	0.19		0.00		0.96	0.00	0.00	$15.67
Year ended February 29, 2020	$14.58	0.35		0.00		0.13	(0.36)	(0.18)	$14.52
Year ended February 28, 2019	$16.50	0.39	[6]	0.00		(0.06)	(0.44)	(1.81)	$14.58
Year ended February 28, 2018	$19.85	0.40	[6]	0.00		1.98	(0.39)	(5.34)	$16.50
Year ended February 28, 2017	$17.09	0.41		0.00		3.06	(0.36)	(0.35)	$19.85
Year ended February 29, 2016	$19.93	0.32		0.00		(2.33)	(0.29)	(0.54)	$17.09

Administrator Class
Six months ended August 31, 2020 (unaudited)	$14.51	0.15	[6]	0.00		0.96	0.00	0.00	$15.62
Year ended February 29, 2020	$14.56	0.32		0.00		0.12	(0.31)	(0.18)	$14.51
Year ended February 28, 2019	$16.47	0.34	[6]	0.00		(0.07)	(0.37)	(1.81)	$14.56
Year ended February 28, 2018	$19.82	0.33	[6]	0.00		1.98	(0.32)	(5.34)	$16.47
Year ended February 28, 2017	$17.07	0.25		0.00		3.14	(0.29)	(0.35)	$19.82
Year ended February 29, 2016	$19.89	0.27		0.00		(2.33)	(0.22)	(0.54)	$17.07

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31 2020 (unaudited)	Year ended February 29, 2020	Year ended February 28			Year ended February 29, 2016
			2019	2018	2017
Class A	0.13%	0.15%	0.17%	0.18%	0.17%	0.16%
Class C	0.13	0.15	0.17	0.18	0.17	0.16
Class R	0.11	0.18	0.16	0.18	0.17	0.17
Class R4	0.13	0.15	0.17	0.18	0.17	0.16
Class R6	0.13	0.15	0.17	0.18	0.16	0.16
Administrator Class	0.13	0.15	0.17	0.18	0.17	0.16

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

[4]	Amount is less than $0.005.

[5]

During the six months ended August 31, 2020, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return. See Note 4 in the Notes to Financial Statements for additional information.

[6]	Calculated based upon average shares outstanding

[7]

During the six months ended August 31, 2020, the Fund received a payment from an affiliate which had an impact of 0.50% on the total return. See Note 4 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

82  |  Wells Fargo Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.96%	0.75%	0.62%	7.63%[5]	52%	$174,295
1.85%	0.77%	0.64%	2.68%	36%	$175,942
1.91%	0.78%	0.65%	2.32%	40%	$189,990
1.51%	0.81%	0.72%	11.24%	51%	$223,769
1.21%	0.85%	0.83%	20.01%	24%	$218,689
1.23%	0.87%	0.84%	(10.72)%	27%	$202,038

1.22%	1.50%	1.37%	7.25%	52%	$1,746
1.12%	1.52%	1.39%	1.87%	36%	$1,906
1.21%	1.53%	1.40%	1.55%	40%	$2,754
0.76%	1.56%	1.46%	10.41%	51%	$5,292
0.47%	1.60%	1.58%	19.11%	24%	$4,782
0.54%	1.63%	1.60%	(11.39)%	27%	$4,621

1.70%	0.89%	0.86%	7.99%[7]	52%	$74
1.57%	1.02%	0.89%	2.44%	36%	$66
1.63%	1.02%	0.90%	2.04%	40%	$62
1.40%	1.08%	1.01%	11.07%	51%	$56
0.94%	1.10%	1.08%	19.68%	24%	$394
0.97%	1.12%	1.09%	(10.96)%	27%	$289

2.34%	0.48%	0.31%	7.84%	52%	$22,851
2.14%	0.49%	0.34%	2.94%	36%	$41,864
2.38%	0.50%	0.34%	2.69%	40%	$45,177
1.85%	0.54%	0.42%	11.56%	51%	$189,896
1.54%	0.57%	0.52%	20.43%	24%	$388,622
1.64%	0.59%	0.52%	(10.45)%	27%	$385,259

2.42%	0.32%	0.16%	7.92%	52%	$188,236
2.29%	0.34%	0.19%	3.09%	36%	$185,291
2.40%	0.35%	0.19%	2.81%	40%	$184,594
2.00%	0.39%	0.27%	11.74%	51%	$283,562
1.80%	0.41%	0.37%	20.56%	24%	$489,693
1.75%	0.43%	0.37%	(10.32)%	27%	$929,672

2.08%	0.67%	0.51%	7.65%	52%	$58,835
1.95%	0.69%	0.54%	2.82%	36%	$63,232
2.09%	0.70%	0.54%	2.40%	40%	$71,411
1.63%	0.73%	0.61%	11.38%	51%	$132,365
1.43%	0.76%	0.72%	20.09%	24%	$197,272
1.42%	0.78%	0.72%	(10.56)%	27%	$320,415

The accompanying notes are an integral part of these financial statements.

Wells Fargo Target Date Retirement Funds  |  83

Financial highlights

	Beginning net asset value per share	Net investment income		Payment from affiliate		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Target 2045 Fund

Class A
Six months ended August 31, 2020 (unaudited)	$8.07	0.07		0.00	[4]	0.57	0.00	0.00	$8.71
Year ended February 29, 2020	$8.13	0.16	[6]	0.00		0.03	(0.19)	(0.06)	$8.07
Year ended February 28, 2019	$9.18	0.16		0.00		(0.03)	(0.19)	(0.99)	$8.13
Year ended February 28, 2018	$11.91	0.18	[6]	0.00		1.28	(0.20)	(3.99)	$9.18
Year ended February 28, 2017	$10.07	0.13		0.00		2.05	(0.17)	(0.17)	$11.91
Year ended February 29, 2016	$11.85	0.16		0.00		(1.52)	(0.13)	(0.29)	$10.07

Class R
Six months ended August 31, 2020 (unaudited)	$8.22	0.07		0.05		0.57	0.00	0.00	$8.91
Year ended February 29, 2020	$8.29	0.13		0.00		0.03	(0.17)	(0.06)	$8.22
Year ended February 28, 2019	$9.33	0.14		0.00		(0.02)	(0.17)	(0.99)	$8.29
Year ended February 28, 2018	$12.04	0.16		0.00		1.29	(0.17)	(3.99)	$9.33
Year ended February 28, 2017	$10.19	0.11		0.00		2.05	(0.14)	(0.17)	$12.04
Year ended February 29, 2016	$11.97	0.11		0.00		(1.51)	(0.09)	(0.29)	$10.19

Class R4
Six months ended August 31, 2020 (unaudited)	$8.12	0.09	[6]	0.00		0.57	0.00	0.00	$8.78
Year ended February 29, 2020	$8.19	0.18	[6]	0.00		0.03	(0.22)	(0.06)	$8.12
Year ended February 28, 2019	$9.24	0.20	[6]	0.00		(0.04)	(0.22)	(0.99)	$8.19
Year ended February 28, 2018	$11.96	0.22	[6]	0.00		1.28	(0.23)	(3.99)	$9.24
Year ended February 28, 2017	$10.11	0.16		0.00		2.06	(0.20)	(0.17)	$11.96
Year ended February 29, 2016	$11.89	0.18		0.00		(1.51)	(0.16)	(0.29)	$10.11

Class R6
Six months ended August 31, 2020 (unaudited)	$8.09	0.14		0.00		0.51	0.00	0.00	$8.74
Year ended February 29, 2020	$8.15	0.20	[6]	0.00		0.03	(0.23)	(0.06)	$8.09
Year ended February 28, 2019	$9.21	0.22	[6]	0.00		(0.05)	(0.24)	(0.99)	$8.15
Year ended February 28, 2018	$11.93	0.29		0.00		1.24	(0.26)	(3.99)	$9.21
Year ended February 28, 2017	$10.10	0.23		0.00		1.99	(0.22)	(0.17)	$11.93
Year ended February 29, 2016	$11.87	0.19		0.00		(1.49)	(0.18)	(0.29)	$10.10

Administrator Class
Six months ended August 31, 2020 (unaudited)	$8.21	0.08	[6]	0.00		0.57	0.00	0.00	$8.86
Year ended February 29, 2020	$8.27	0.17	[6]	0.00		0.03	(0.20)	(0.06)	$8.21
Year ended February 28, 2019	$9.29	0.20	[6]	0.00		(0.05)	(0.18)	(0.99)	$8.27
Year ended February 28, 2018	$12.01	0.19	[6]	0.00		1.28	(0.20)	(3.99)	$9.29
Year ended February 28, 2017	$10.16	0.16	[6]	0.00		2.04	(0.18)	(0.17)	$12.01
Year ended February 29, 2016	$11.94	0.16		0.00		(1.51)	(0.14)	(0.29)	$10.16

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020	Year ended February 28			Year ended February 29, 2016
			2019	2018	2017
Class A	0.14%	0.16%	0.17%	0.19%	0.17%	0.17%
Class R	0.11	0.20	0.16	0.18	0.16	0.16
Class R4	0.14	0.16	0.17	0.19	0.17	0.16
Class R6	0.14	0.16	0.17	0.19	0.16	0.16
Administrator Class	0.14	0.16	0.17	0.19	0.17	0.16

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

[4]	Amount is less than $0.005

[5]

During the six months ended August 31, 2020, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return. See Note 4 in the Notes to Financial Statements for additional information.

[6]	Calculated based upon average shares outstanding

[7]

During the six months ended August 31, 2020, the Fund received a payment from an affiliate which had an impact of 0.60% on the total return. See Note 4 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

84  |  Wells Fargo Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.95%	0.93%	0.62%	7.93%[5]	53%	$40,944
1.85%	0.88%	0.63%	2.14%	36%	$42,792
1.88%	0.85%	0.65%	2.21%	39%	$56,491
1.48%	0.86%	0.72%	11.98%	48%	$61,914
1.22%	0.86%	0.83%	21.85%	22%	$70,570
1.09%	0.86%	0.83%	(11.70)%	26%	$77,062

1.69%	1.05%	0.86%	8.39%[7]	53%	$59
1.47%	1.13%	0.90%	1.81%	36%	$49
1.62%	1.09%	0.90%	2.03%	39%	$37
1.25%	1.10%	0.97%	11.77%	48%	$36
0.88%	1.11%	1.08%	21.41%	22%	$42
1.01%	1.14%	1.09%	(11.84)%	26%	$30

2.43%	0.66%	0.32%	8.13%	53%	$4,285
2.12%	0.60%	0.34%	2.34%	36%	$15,460
2.26%	0.57%	0.34%	2.53%	39%	$22,076
1.84%	0.59%	0.44%	12.39%	48%	$46,811
1.46%	0.59%	0.52%	22.25%	22%	$151,999
1.61%	0.60%	0.52%	(11.41)%	26%	$131,789

2.43%	0.50%	0.16%	8.03%	53%	$41,426
2.32%	0.45%	0.19%	2.64%	36%	$47,672
2.41%	0.42%	0.19%	2.61%	39%	$69,435
1.97%	0.43%	0.27%	12.61%	48%	$133,524
1.77%	0.43%	0.37%	22.26%	22%	$219,922
1.73%	0.45%	0.37%	(11.21)%	26%	$407,094

2.09%	0.85%	0.51%	7.92%	53%	$4,157
1.98%	0.80%	0.54%	2.21%	36%	$4,545
2.14%	0.76%	0.54%	2.32%	39%	$7,213
1.60%	0.77%	0.61%	12.05%	48%	$30,255
1.46%	0.78%	0.72%	21.89%	22%	$41,504
1.39%	0.79%	0.72%	(11.55)%	26%	$108,091

The accompanying notes are an integral part of these financial statements.

Wells Fargo Target Date Retirement Funds  |  85

Financial highlights

	Beginning net asset value per share	Net investment income		Payment from affiliate		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Target 2050 Fund

Class A
Six months ended August 31, 2020 (unaudited)	$6.95	0.07	[4]	0.00	[5]	0.48	0.00	0.00	$7.50
Year ended February 29, 2020	$7.13	0.13	[4]	0.00		0.02	(0.14)	(0.19)	$6.95
Year ended February 28, 2019	$8.61	0.14		0.00		(0.05)	(0.20)	(1.37)	$7.13
Year ended February 28, 2018	$11.40	0.20		0.00		1.23	(0.19)	(4.03)	$8.61
Year ended February 28, 2017	$9.61	0.12		0.00		2.02	(0.18)	(0.17)	$11.40
Year ended February 29, 2016	$11.34	0.11	[4]	0.00		(1.44)	(0.12)	(0.28)	$9.61

Class C
Six months ended August 31, 2020 (unaudited)	$6.91	0.03		0.00	[5]	0.50	0.00	0.00	$7.44
Year ended February 29, 2020	$7.08	0.08	[4]	0.00		0.00 [5]	(0.06)	(0.19)	$6.91
Year ended February 28, 2019	$8.56	0.06		0.00		(0.03)	(0.14)	(1.37)	$7.08
Year ended February 28, 2018	$11.36	0.11		0.00		1.22	(0.10)	(4.03)	$8.56
Year ended February 28, 2017	$9.58	0.04		0.00		2.02	(0.11)	(0.17)	$11.36
Year ended February 29, 2016	$11.30	0.06		0.00		(1.46)	(0.04)	(0.28)	$9.58

Class R
Six months ended August 31, 2020 (unaudited)	$6.96	0.06	[4]	0.06		0.50	0.00	0.00	$7.58
Year ended February 29, 2020	$7.15	0.12		0.00		0.00 [5]	(0.12)	(0.19)	$6.96
Year ended February 28, 2019	$8.63	0.13		0.00		(0.05)	(0.19)	(1.37)	$7.15
Year ended February 28, 2018	$11.43	0.15		0.00		1.24	(0.16)	(4.03)	$8.63
Year ended February 28, 2017	$9.63	0.09		0.00		2.04	(0.16)	(0.17)	$11.43
Year ended February 29, 2016	$11.37	0.11		0.00		(1.47)	(0.10)	(0.28)	$9.63

Class R4
Six months ended August 31, 2020 (unaudited)	$7.00	0.08	[4]	0.00		0.49	0.00	0.00	$7.57
Year ended February 29, 2020	$7.19	0.16	[4]	0.00		0.00 [5]	(0.16)	(0.19)	$7.00
Year ended February 28, 2019	$8.66	0.20	[4]	0.00		(0.07)	(0.23)	(1.37)	$7.19
Year ended February 28, 2018	$11.45	0.21	[4]	0.00		1.25	(0.22)	(4.03)	$8.66
Year ended February 28, 2017	$9.64	0.16	[4]	0.00		2.03	(0.21)	(0.17)	$11.45
Year ended February 29, 2016	$11.38	0.17		0.00		(1.48)	(0.15)	(0.28)	$9.64

Class R6
Six months ended August 31, 2020 (unaudited)	$6.99	0.09		0.00		0.49	0.00	0.00	$7.57
Year ended February 29, 2020	$7.17	0.17		0.00		0.02	(0.18)	(0.19)	$6.99
Year ended February 28, 2019	$8.65	0.25		0.00		(0.12)	(0.24)	(1.37)	$7.17
Year ended February 28, 2018	$11.44	0.26		0.00		1.22	(0.24)	(4.03)	$8.65
Year ended February 28, 2017	$9.64	0.19	[4]	0.00		2.01	(0.23)	(0.17)	$11.44
Year ended February 29, 2016	$11.37	0.18		0.00		(1.46)	(0.17)	(0.28)	$9.64

Administrator Class
Six months ended August 31, 2020 (unaudited)	$6.97	0.07	[4]	0.00		0.50	0.00	0.00	$7.54
Year ended February 29, 2020	$7.16	0.14		0.00		0.01	(0.15)	(0.19)	$6.97
Year ended February 28, 2019	$8.62	0.18		0.00		(0.07)	(0.20)	(1.37)	$7.16
Year ended February 28, 2018	$11.41	0.20		0.00		1.24	(0.20)	(4.03)	$8.62
Year ended February 28, 2017	$9.61	0.15	[4]	0.00		2.01	(0.19)	(0.17)	$11.41
Year ended February 29, 2016	$11.34	0.15		0.00		(1.47)	(0.13)	(0.28)	$9.61

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020	Year ended February 28			Year ended February 29, 2016
			2019	2018	2017
Class A	0.14%	0.16%	0.17%	0.19%	0.17%	0.17%
Class C	0.14	0.16	0.17	0.18	0.17	0.16
Class R	0.12	0.21	0.18	0.23	0.19	0.19
Class R4	0.14	0.16	0.18	0.19	0.17	0.16
Class R6	0.14	0.16	0.17	0.19	0.16	0.16
Administrator Class	0.14	0.16	0.17	0.19	0.17	0.16

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchase and sales.

[4]	Calculated based upon average shares outstanding

[5]	Amount is less than $0.005.

[6]

During the six months ended August 31, 2020, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return. See Note 4 in the Notes to Financial Statements for additional information.

[7]

During the six months ended August 31, 2020, the Fund received a payment from an affiliate which had an impact of 0.86% on the total return. See Note 4 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

86  |  Wells Fargo Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.96%	0.82%	0.62%	7.91%[6]	54%	$45,146
1.81%	0.83%	0.63%	1.74%	36%	$47,060
1.88%	0.82%	0.65%	2.10%	39%	$53,038
1.47%	0.83%	0.72%	12.26%	46%	$67,360
1.13%	0.85%	0.83%	22.48%	21%	$64,356
1.05%	0.86%	0.83%	(11.93)%	26%	$58,749

1.21%	1.51%	1.37%	7.67%[6]	54%	$522
1.12%	1.57%	1.39%	0.88%	36%	$519
1.13%	1.57%	1.40%	1.38%	39%	$1,013
0.72%	1.58%	1.46%	11.38%	46%	$1,376
0.33%	1.61%	1.58%	21.58%	21%	$1,218
0.49%	1.64%	1.60%	(12.56)%	26%	$894

1.71%	0.89%	0.84%	8.91%[7]	54%	$48
1.50%	1.07%	0.89%	1.38%	36%	$37
1.58%	1.08%	0.90%	1.93%	39%	$32
1.24%	1.12%	0.97%	11.88%	46%	$28
0.94%	1.13%	1.08%	22.29%	21%	$34
1.00%	1.17%	1.10%	(12.21)%	26%	$32

2.32%	0.54%	0.31%	8.14%	54%	$11,681
2.08%	0.55%	0.34%	1.89%	36%	$17,989
2.40%	0.53%	0.34%	2.57%	39%	$19,551
1.82%	0.56%	0.42%	12.54%	46%	$122,118
1.45%	0.57%	0.52%	23.00%	21%	$243,339
1.61%	0.59%	0.52%	(11.72)%	26%	$219,157

2.41%	0.39%	0.16%	8.30%	54%	$113,404
2.23%	0.40%	0.19%	2.18%	36%	$107,869
2.37%	0.39%	0.19%	2.61%	39%	$107,769
1.95%	0.41%	0.27%	12.73%	46%	$180,036
1.81%	0.42%	0.37%	23.09%	21%	$287,423
1.72%	0.44%	0.37%	(11.51)%	26%	$806,152

2.08%	0.74%	0.51%	8.18%	54%	$36,507
1.88%	0.75%	0.54%	1.70%	36%	$39,498
2.07%	0.74%	0.54%	2.37%	39%	$40,236
1.59%	0.75%	0.61%	12.29%	46%	$82,574
1.37%	0.76%	0.72%	22.72%	21%	$121,028
1.39%	0.78%	0.72%	(11.86)%	26%	$185,008

The accompanying notes are an integral part of these financial statements.

Wells Fargo Target Date Retirement Funds  |  87

Financial highlights

	Beginning net asset value per share	Net investment income		Payment from affiliate	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Target 2055 Fund

Class A
Six months ended August 31, 2020 (unaudited)	$11.54	0.11	[4]	0.00	0.81	0.00	0.00	$12.46
Year ended February 29, 2020	$11.56	0.22	[4]	0.00	(0.01)	(0.22)	(0.01)	$11.54
Year ended February 28, 2019	$12.72	0.22		0.00	(0.02)	(0.30)	(1.06)	$11.56
Year ended February 28, 2018	$13.91	0.21	[4]	0.00	1.50	(0.23)	(2.67)	$12.72
Year ended February 28, 2017	$11.56	0.14		0.00	2.44	(0.23)	0.00	$13.91
Year ended February 29, 2016	$13.28	0.14	[4]	0.00	(1.71)	(0.12)	(0.03)	$11.56

Class R
Six months ended August 31, 2020 (unaudited)	$11.35	0.10		0.08	0.79	0.00	0.00	$12.32
Year ended February 29, 2020	$11.39	0.18		0.00	0.00 [6]	(0.21)	(0.01)	$11.35
Year ended February 28, 2019	$12.56	0.19		0.00	(0.03)	(0.27)	(1.06)	$11.39
Year ended February 28, 2018	$13.76	0.18		0.00	1.49	(0.20)	(2.67)	$12.56
Year ended February 28, 2017	$11.45	0.10		0.00	2.41	(0.20)	0.00	$13.76
Year ended February 29, 2016	$13.16	0.12		0.00	(1.71)	(0.09)	(0.03)	$11.45

Class R4
Six months ended August 31, 2020 (unaudited)	$11.58	0.13	[4]	0.00	0.81	0.00	0.00	$12.52
Year ended February 29, 2020	$11.60	0.25	[4]	0.00	0.00 [6]	(0.26)	(0.01)	$11.58
Year ended February 28, 2019	$12.76	0.28	[4]	0.00	(0.05)	(0.33)	(1.06)	$11.60
Year ended February 28, 2018	$13.94	0.27	[4]	0.00	1.50	(0.28)	(2.67)	$12.76
Year ended February 28, 2017	$11.59	0.18		0.00	2.44	(0.27)	0.00	$13.94
Year ended February 29, 2016	$13.32	0.20		0.00	(1.74)	(0.16)	(0.03)	$11.59

Class R6
Six months ended August 31, 2020 (unaudited)	$11.55	0.14	[4]	0.00	0.81	0.00	0.00	$12.50
Year ended February 29, 2020	$11.57	0.27	[4]	0.00	0.00 [6]	(0.28)	(0.01)	$11.55
Year ended February 28, 2019	$12.73	0.31	[4]	0.00	(0.06)	(0.35)	(1.06)	$11.57
Year ended February 28, 2018	$13.91	0.31		0.00	1.48	(0.30)	(2.67)	$12.73
Year ended February 28, 2017	$11.57	0.23	[4]	0.00	2.40	(0.29)	0.00	$13.91
Year ended February 29, 2016[5]	$13.29	0.21		0.00	(1.72)	(0.18)	(0.03)	$11.57

Administrator Class
Six months ended August 31, 2020 (unaudited)	$11.63	0.12	[4]	0.00	0.81	0.00	0.00	$12.56
Year ended February 29, 2020	$11.57	0.24	[4]	0.00	(0.03)	(0.14)	(0.01)	$11.63
Year ended February 28, 2019	$12.73	0.28	[4]	0.00	(0.07)	(0.31)	(1.06)	$11.57
Year ended February 28, 2018	$13.91	0.23	[4]	0.00	1.50	(0.24)	(2.67)	$12.73
Year ended February 28, 2017	$11.57	0.17	[4]	0.00	2.41	(0.24)	0.00	$13.91
Year ended February 29, 2016	$13.28	0.17		0.00	(1.71)	(0.14)	(0.03)	$11.57

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020	Year ended February 28			Year ended February 29, 2016
			2019	2018	2017
Class A	0.14%	0.16%	0.17%	0.19%	0.17%	0.17%
Class R	0.12	0.21	0.17	0.19	0.17	0.20
Class R4	0.15	0.16	0.18	0.19	0.17	0.16
Class R6	0.14	0.16	0.18	0.19	0.16	0.16
Administrator Class	0.14	0.16	0.18	0.19	0.17	0.16

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchase and sales.

[4]	Calculated based upon average shares outstanding

[5]

During the six months ended August 31, 2020, the Fund received a payment from an affiliate which had an impact of 0.71% on the total return. See Note 4 in the Notes to Financial Statements for additional information.

[6]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

88  |  Wells Fargo Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.97%	1.43%	0.62%	7.97%	54%	$6,875
1.87%	1.21%	0.63%	1.62%	36%	$7,374
1.86%	1.17%	0.65%	2.29%	39%	$10,582
1.47%	1.04%	0.71%	12.15%	46%	$10,352
1.13%	0.91%	0.83%	22.45%	21%	$9,270
1.15%	0.94%	0.84%	(11.93)%	26%	$8,940

1.71%	1.49%	0.86%	8.55%[5]	54%	$46
1.52%	1.45%	0.89%	1.43%	36%	$41
1.60%	1.39%	0.89%	1.96%	39%	$43
1.22%	1.29%	0.96%	11.99%	46%	$42
0.98%	1.16%	1.08%	22.04%	21%	$40
0.98%	1.24%	1.09%	(12.16)%	26%	$42

2.45%	1.14%	0.32%	8.12%	54%	$1,954
2.08%	0.93%	0.34%	1.98%	36%	$7,233
2.24%	0.93%	0.34%	2.57%	39%	$7,578
1.85%	0.73%	0.44%	12.56%	46%	$15,764
1.32%	0.64%	0.52%	22.78%	21%	$43,147
1.61%	0.66%	0.52%	(11.70)%	26%	$27,193

2.43%	1.00%	0.16%	8.23%	54%	$17,915
2.23%	0.78%	0.19%	2.10%	36%	$19,338
2.46%	0.87%	0.19%	2.71%	39%	$18,491
1.94%	0.60%	0.26%	12.76%	46%	$56,563
1.79%	0.47%	0.37%	22.97%	21%	$65,516
1.72%	0.51%	0.37%	(11.52)%	26%	$161,764

2.07%	1.35%	0.50%	8.00%	54%	$917
1.97%	1.13%	0.54%	1.74%	36%	$759
2.22%	1.37%	0.54%	2.37%	39%	$1,188
1.62%	0.94%	0.62%	12.32%	46%	$5,662
1.34%	0.83%	0.72%	22.50%	21%	$9,700
1.37%	0.85%	0.72%	(11.75)%	26%	$14,747

The accompanying notes are an integral part of these financial statements.

Wells Fargo Target Date Retirement Funds  |  89

Financial highlights

	Beginning net asset value per share	Net investment income		Payment from affiliate	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Target 2060 Fund

Class A
Six months ended August 31, 2020 (unaudited)	$11.44	0.11		0.00	0.82	0.00	0.00	$12.37
Year ended February 29, 2020	$11.44	0.19		0.00	0.02	(0.21)	0.00	$11.44
Year ended February 28, 2019	$11.83	0.22	[4]	0.00	(0.01)	(0.25)	(0.35)	$11.44
Year ended February 28, 2018	$10.69	0.15		0.00	1.15	(0.16)	0.00	$11.83
Year ended February 28, 2017	$8.84	0.09	[4]	0.00	1.86	(0.10)	0.00	$10.69
Year ended February 29, 2016[5]	$10.00	0.06		0.00	(1.11)	(0.11)	0.00	$8.84

Class C
Six months ended August 31, 2020 (unaudited)	$11.43	0.07		0.10	0.81	0.00	0.00	$12.41
Year ended February 29, 2020	$11.42	0.08		0.00	0.04	(0.11)	0.00	$11.43
Year ended February 28, 2019	$11.85	0.13		0.00	(0.00)[7]	(0.21)	(0.35)	$11.42
Year ended February 28, 2018	$10.71	0.07		0.00	1.15	(0.08)	0.00	$11.85
Year ended February 28, 2017	$8.90	0.04		0.00	1.84	(0.07)	0.00	$10.71
Year ended February 29, 2016[5]	$10.00	0.01		0.00	(1.11)	0.00	0.00	$8.90

Class R
Six months ended August 31, 2020 (unaudited)	$11.21	0.09	[4]	0.13	0.80	0.00	0.00	$12.23
Year ended February 29, 2020	$11.22	0.18	[4]	0.00	(0.01)	(0.18)	0.00	$11.21
Year ended February 28, 2019	$11.65	0.19		0.00	(0.01)	(0.26)	(0.35)	$11.22
Year ended February 28, 2018	$10.53	0.14		0.00	1.11	(0.13)	0.00	$11.65
Year ended February 28, 2017	$8.84	0.09	[4]	0.00	1.80	(0.20)	0.00	$10.53
Year ended February 29, 2016[5]	$10.00	0.05		0.00	(1.11)	(0.10)	0.00	$8.84

Class R4
Six months ended August 31, 2020 (unaudited)	$11.67	0.13	[4]	0.00	0.83	0.00	0.00	$12.63
Year ended February 29, 2020	$11.66	0.22		0.00	0.02	(0.23)	0.00	$11.67
Year ended February 28, 2019	$12.06	0.28	[4]	0.00	(0.02)	(0.31)	(0.35)	$11.66
Year ended February 28, 2018	$10.88	0.21		0.00	1.16	(0.19)	0.00	$12.06
Year ended February 28, 2017	$8.97	0.12	[4]	0.00	1.89	(0.10)	0.00	$10.88
Year ended February 29, 2016[5]	$10.00	0.08	[4]	0.00	(1.11)	0.00	0.00	$8.97

Class R6
Six months ended August 31, 2020 (unaudited)	$11.62	0.14	[4]	0.00	0.83	0.00	0.00	$12.59
Year ended February 29, 2020	$11.61	0.25		0.00	0.01	(0.25)	0.00	$11.62
Year ended February 28, 2019	$12.03	0.28	[4]	0.00	(0.01)	(0.34)	(0.35)	$11.61
Year ended February 28, 2018	$10.86	0.24		0.00	1.14	(0.21)	0.00	$12.03
Year ended February 28, 2017	$8.95	0.13	[4]	0.00	1.90	(0.12)	0.00	$10.86
Year ended February 29, 2016[5]	$10.00	0.09	[4]	0.00	(1.12)	(0.02)	0.00	$8.95

Administrator Class
Six months ended August 31, 2020 (unaudited)	$11.49	0.12	[4]	0.00	0.81	0.00	0.00	$12.42
Year ended February 29, 2020	$11.48	0.21		0.00	0.01	(0.21)	0.00	$11.49
Year ended February 28, 2019	$11.89	0.24	[4]	0.00	(0.01)	(0.29)	(0.35)	$11.48
Year ended February 28, 2018	$10.74	0.19		0.00	1.13	(0.17)	0.00	$11.89
Year ended February 28, 2017	$8.89	0.10	[4]	0.00	1.88	(0.13)	0.00	$10.74
Year ended February 29, 2016[5]	$10.00	0.07		0.00	(1.12)	(0.06)	0.00	$8.89

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020	Year ended February 28			Year ended February 29, 2016[5]
			2019	2018	2017
Class A	0.14%	0.16%	0.17%	0.18%	0.17%	0.15%
Class C	0.19	0.18	0.17	0.18	0.16	0.16
Class R	0.20	0.19	0.18	0.20	0.19	0.17
Class R4	0.14	0.16	0.18	0.19	0.17	0.16
Class R6	0.14	0.16	0.18	0.19	0.17	0.16
Administrator Class	0.14	0.16	0.18	0.19	0.17	0.16

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchase and sales.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 30, 2015 (commencement of class operations) to February 29, 2016

[6]

During the six months ended August 31, 2020, the Fund received a payment from an affiliate which had an impact of 0.87% on the total return. See Note 4 in the Notes to Financial Statements for additional information.

[7]	Amount is more than $(0.005).

[8]

During the six months ended August 31, 2020, the Fund received a payment from an affiliate which had an impact of 1.16% on the total return. See Note 4 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

90  |  Wells Fargo Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

2.00%	1.59%	0.62%	8.13%	54%	$1,053
1.74%	1.61%	0.64%	1.67%	36%	$973
1.88%	2.69%	0.65%	2.18%	39%	$660
1.45%	1.79%	0.71%	12.20%	46%	$907
0.90%	3.21%	0.83%	22.23%	21%	$671
0.97%	14.47%	0.83%	(10.59)%	26%	$100

1.22%	2.30%	1.36%	8.57%[6]	54%	$157
1.09%	2.35%	1.39%	0.94%	36%	$142
1.10%	3.06%	1.40%	1.42%	39%	$221
0.73%	2.41%	1.47%	11.37%	46%	$196
0.39%	5.30%	1.58%	21.22%	21%	$252
0.21%	15.14%	1.58%	(11.00)%	26%	$173

1.71%	1.81%	0.86%	9.10%[8]	54%	$84
1.50%	1.85%	0.90%	1.42%	36%	$67
1.62%	2.59%	0.90%	1.91%	39%	$54
1.24%	1.81%	0.97%	11.90%	46%	$50
0.89%	4.69%	1.08%	21.73%	21%	$127
0.72%	14.73%	1.08%	(10.66)%	26%	$89

2.28%	1.31%	0.31%	8.23%	54%	$2,158
2.07%	1.33%	0.34%	1.94%	36%	$2,297
2.34%	3.01%	0.34%	2.56%	39%	$2,038
1.81%	1.38%	0.41%	12.61%	46%	$5,119
1.14%	1.88%	0.52%	22.45%	21%	$6,443
1.29%	14.19%	0.52%	(10.30)%	26%	$195

2.42%	1.15%	0.15%	8.35%	54%	$18,954
2.20%	1.18%	0.19%	2.07%	36%	$15,541
2.36%	1.88%	0.19%	2.68%	39%	$10,497
1.95%	1.29%	0.26%	12.70%	46%	$12,115
1.31%	1.82%	0.37%	22.75%	21%	$12,518
1.41%	14.05%	0.37%	(10.30)%	26%	$573

2.11%	1.51%	0.51%	8.18%	54%	$2,861
1.87%	1.53%	0.54%	1.79%	36%	$3,623
2.06%	2.42%	0.54%	2.32%	39%	$3,068
1.58%	1.61%	0.61%	12.27%	46%	$4,267
0.98%	2.31%	0.72%	22.38%	21%	$4,427
1.10%	14.35%	0.72%	(10.50)%	26%	$359

The accompanying notes are an integral part of these financial statements.

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Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Wells Fargo Target Today Fund (“Target Today Fund”), Wells Fargo Target 2010 Fund (“Target 2010 Fund”), Wells Fargo Target 2015 Fund (“Target 2015 Fund”), Wells Fargo Target 2020 Fund (“Target 2020 Fund”), Wells Fargo Target 2025 Fund (“Target 2025 Fund”), Wells Fargo Target 2030 Fund (“Target 2030 Fund”), Wells Fargo Target 2035 Fund (“Target 2035 Fund”), Wells Fargo Target 2040 Fund (“Target 2040 Fund”), Wells Fargo Target 2045 Fund (“Target 2045 Fund”), Wells Fargo Target 2050 Fund (“Target 2050 Fund”), Wells Fargo Target 2055 Fund (“Target 2055 Fund”), and Wells Fargo Target 2060 Fund (“Target 2060 Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Each Fund is a fund-of-funds which seeks to achieve its investment objective by investing in multiple diversified portfolios (collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of each affiliated Master Portfolios are presented in separate financial statements and may be obtained free of charge by contacting Investor Services or by visiting the SEC website at sec.gov. The financial statements of the affiliated Master Portfolios are filed with the SEC under Wells Fargo Master Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Funds. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Investment transactions, income and expenses

Investments in affiliated Master Portfolios are recorded on a trade date basis.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. Each Fund also accrues its own expenses. Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

For each Fund (except Target Today Fund, Target 2010 Fund and Target 2015 Fund), distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. For Target Today Fund, Target 2010 Fund and Target 2015 Fund, distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are

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Notes to financial statements (unaudited)

estimated at the time of declaration. The tax character of distributions is determined as of each Fund’s fiscal year end. Therefore, a portion of each Fund’s distributions made prior the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of August 31, 2020, the aggregate cost of all investments for federal income tax purposes and the unrealized gains (losses) were as follows:

	Tax cost	Gross unrealized gains	Gross unrealized losses	Net unrealized gains

Target Today Fund	$52,759,204	$9,336,029	$0	$9,336,029

Target 2010 Fund	33,696,763	21,830,693	0	21,830,693

Target 2015 Fund	43,333,997	14,363,013	0	14,363,013

Target 2020 Fund	274,394,808	51,690,738	0	51,690,738

Target 2025 Fund	171,598,234	24,233,125	0	24,233,125

Target 2030 Fund	421,387,009	61,961,878	0	61,961,878

Target 2035 Fund	167,730,292	22,317,772	0	22,317,772

Target 2040 Fund	396,838,847	51,566,341	0	51,566,341

Target 2045 Fund	81,440,729	9,553,045	0	9,553,045

Target 2050 Fund	178,999,091	28,916,658	0	28,916,658

Target 2055 Fund	26,170,368	1,653,134	0	1,653,134

Target 2060 Fund	23,082,524	2,497,741	0	2,497,741

As of February 29, 2020, Target 2055 Fund had capital loss carryforwards, which consisted of $56,604 in short-term capital losses.

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

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Notes to financial statements (unaudited)

3. FAIR VALUATION MEASUREMENTS

At August 31, 2020, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The aggregate fair value of affiliated Master Portfolios held in each Fund was as follows:

Aggregate fair value of affiliated Master Portfolios

Target Today Fund	$62,095,233

Target 2010 Fund	55,527,456

Target 2015 Fund	57,697,010

Target 2020 Fund	326,085,546

Target 2025 Fund	195,831,359

Target 2030 Fund	483,348,887

Target 2035 Fund	190,048,064

Target 2040 Fund	448,405,188

Target 2045 Fund	90,993,774

Target 2050 Fund	207,915,749

Target 2055 Fund	27,823,502

Target 2060 Fund	25,580,265

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index and 50% to the Bloomberg Barclays U.S. Government Intermediate Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of each Fund and provides advisory and fund-level administrative services under an investment

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Notes to financial statements (unaudited)

management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the subadviser and providing fund-level administrative services in connection with each Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on each Fund’s average daily net assets:

Average daily net assets	Management fee

First $5 billion	0.10%

Next $5 billion	0.09

Over $10 billion	0.08

For the six months ended August 31, 2020, the management fee was equivalent to an annual rate of 0.10% of each Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fees for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase.

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to each Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C, Class R	0.21%

Class R4	0.08

Class R6	0.03

Administrator Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through June 30, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.60% for Class A shares, 1.35% for Class C shares, 0.85% for Class R shares, 0.29% for Class R4 shares, 0.14% for Class R6 shares, and 0.49% for Administrator Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to May 1, 2020, the Fund’s expenses were capped at 0.65% for Class A shares, 1.40% for Class C shares, 0.90% for Class R shares, 0.34% for Class R4 shares, 0.19% for Class R6 shares, and 0.54% for Administrator Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class C and Class R shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

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Notes to financial statements (unaudited)

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended August 31, 2020, Funds Distributor received front-end sales charges and contingent deferred sales charges from the following Funds:

	Front-end sales charges	Contingent deferred sales charges

	Class A	Class C

Target Today Fund	$23	$0

Target 2010 Fund	14	0

Target 2015 Fund	39	N/A

Target 2020 Fund	520	0

Target 2025 Fund	48	N/A

Target 2030 Fund	755	9

Target 2035 Fund	293	N/A

Target 2040 Fund	620	0

Target 2045 Fund	99	N/A

Target 2050 Fund	119	0

Target 2055 Fund	24	N/A

Target 2060 Fund	8	0

For the six months ended August 31, 2020, the Funds did not received any contingent deferred sales charges on Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of each Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Other transactions

On August 14, 2020, the following Funds received a payment from Funds Management in connection with resolving certain fee reimbursements.

	Reimbursement amount

	Class A	Class C	Class R

Target Today Fund	$0	$0	$232

Target 2010 Fund	0	0	230

Target 2015 Fund	0	N/A	235

Target 2020 Fund	916	0	372

Target 2025 Fund	547	N/A	397

Target 2030 Fund	2,838	0	321

Target 2040 Fund	2,292	0	337

Target 2045 Fund	850	N/A	363

Target 2050 Fund	716	17	396

Target 2055 Fund	0	N/A	293

Target 2060 Fund	0	1,316	897

5. INVESTMENT PORTFOLIO TRANSACTIONS

The Funds seek to achieve their investment objectives by investing substantially all of their investable assets in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of

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Notes to financial statements (unaudited)

multiplying each Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding short-term securities, for the six months ended August 31, 2020 were as follows:

	Purchases at cost		Sales proceeds

	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government

Target Today Fund	$10,241,214	$14,560,358	$13,772,301	$14,091,597

Target 2010 Fund	9,025,205	13,213,392	12,137,096	12,919,239

Target 2015 Fund	8,701,953	14,737,018	11,702,402	15,066,622

Target 2020 Fund	44,821,126	90,650,956	59,892,215	96,377,688

Target 2025 Fund	22,860,660	63,070,895	29,454,438	69,428,044

Target 2030 Fund	45,753,070	176,555,880	57,041,762	199,093,852

Target 2035 Fund	13,390,202	77,430,532	16,444,612	88,236,325

Target 2040 Fund	21,435,808	200,783,568	26,325,486	226,535,475

Target 2045 Fund	3,206.440	42,787,933	3,937,854	48,030,281

Target 2050 Fund	5,287,581	101,431,587	6,493,719	113,425,714

Target 2055 Fund	711,249	13,569,842	873,490	15,172,076

Target 2060 Fund	650,449	12,485,588	798,821	13,954,824

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended August 31, 2020, there were no borrowings by the Funds under the agreement.

7. INDEMNIFICATION

Under the Funds’ organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to each Fund. Each Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, each Fund may enter into contracts with service providers that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

9. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

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Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

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Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school).Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

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Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

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Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 77 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

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Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Target Today Fund, Wells Fargo Target 2010 Fund, Wells Fargo Target 2015 Fund, Wells Fargo Target 2020 Fund, Wells Fargo Target 2025 Fund, Wells Fargo Target 2030 Fund, Wells Fargo Target 2035 Fund, Wells Fargo Target 2040 Fund, Wells Fargo Target 2045 Fund, Wells Fargo Target 2050 Fund, Wells Fargo Target 2055 Fund, and Wells Fargo Target 2060 Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 26, 2020 and May 28, 2020 (together, the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for each of the funds of the Trust identified above (each, a “Fund” and collectively, the “Funds”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2020, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2020. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Funds as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, and a summary of investments made in the business of WFAM. The Board also received a description of Funds Management’s and the Sub-Adviser’s business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Board also received and reviewed information about Funds Management’s role as administrator of the Funds’ liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.

The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds. The Board evaluated the ability of Funds

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Other information (unaudited)

Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Funds by Funds Management and its affiliates.

Fund investment performance and expenses

The Board considered the investment performance results for each of the Funds over various time periods ended December 31, 2019. The Board also considered more current results for various time periods ended March 31, 2020. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to each respective Fund (each, a “Universe”), and in comparison to each Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in each performance Universe.

With respect to the investment performance of each Fund (Administrator Class) relative to its respective Universe, the Board noted the following: the investment performance of the Wells Fargo Target Today Fund was in range of the average investment performance of its Universe for the one-year period ended December 31, 2019; the investment performance of the Wells Fargo Target 2020 Fund was in range of the average investment performance of such Fund’s respective Universe for the three-year period ended December 31, 2019; the investment performance of the Wells Fargo Target 2040 Fund was in range of the average investment performance of its Universe for the five- and ten-year periods ended December 31, 2019; the investment performance of the Wells Fargo Target 2045 Fund was in range of the average investment performance of its Universe for the ten-year period ended December 31, 2019; and the investment performance of the Wells Fargo Target 2050 Fund was in range of the average investment performance of its Universe for the five- and ten-year periods ended December 31, 2019. For all other periods under review ended December 31, 2019, the investment performance of each of the Funds was lower than the average investment performance of each Fund’s respective Universe.

The Board also noted that the investment performance of each Fund (Administrator Class) relative to its respective Universe was as follows: the investment performance of each of the Wells Fargo Target Today Fund and the Wells Fargo Target 2020 Fund was higher than or in range of the average investment performance of each Fund’s respective Universe for the one-, three- and five-year periods ended March 31, 2020; the investment performance of each of the Wells Fargo Target 2010 Fund and the Wells Fargo Target 2015 Fund was higher than or in range of the average investment performance of each Fund’s respective Universe for the one- and three-year periods ended March 31, 2020; the investment performance of each of the Wells Fargo Target 2040 Fund, the Wells Fargo Target 2045 Fund and the Wells Fargo Target 2050 Fund was in range of the average investment performance of each Fund’s respective Universe for the ten-year period ended March 31, 2020. For all other periods under review ended March 31, 2020, the investment performance of each of the Funds was lower than the average investment performance of each Fund’s respective Universe.

With respect to the investment performance of each Fund (Administrator Class) relative to its respective benchmark index, the Board noted that the investment performance of each of the Funds was lower than such Fund’s respective benchmark index for all periods under review ended December 31, 2019.

The Board also noted that the investment performance of each Fund (Administrator Class) relative to its respective benchmark index was as follows: the investment performance of each of the Wells Fargo Target Today Fund, the Wells Fargo Target 2040 Fund, the Wells Fargo Target 2045 Fund and the Wells Fargo Target 2050 Fund was higher than or in range of each Fund’s respective benchmark index for the one-year period ended March 31, 2020; the investment performance of each of the Wells Fargo Target 2010 Fund and the Wells Fargo Target 2035 Fund was higher than or in range of each Fund’s respective benchmark index for the one- and three-year periods ended March 31, 2020; the investment performance of each of the Wells Fargo Target 2015 Fund, the Wells Fargo Target 2020 Fund, the Wells Fargo Target 2025 Fund and the Wells Fargo Target 2030 Fund was higher than or in range of each Fund’s respective benchmark index for the one-, three- and five-year periods ended March 31, 2020. For all other periods under review ended March 31, 2020, the investment performance of each of the Funds was lower than the average investment performance of each Fund’s respective benchmark index.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Funds for the periods identified above. The Board took note of the explanations for the mixed performance relative to each Fund’s Universe and benchmark index for the periods identified above, including with respect to investment decisions and market factors that affected each Fund’s investment performance. The Board also took note of the changes to such Funds’ investment strategies that were implemented in February 2020 to improve the Funds’ performance.

The Board also received and considered information regarding each Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1

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Other information (unaudited)

shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to each Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of each Fund were lower than or equal to the median net operating expense ratios of its expense Groups for all share classes.

The Board took into account each Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by each Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by each Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of each Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level, as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of each Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes, except the Administrator Class shares of the Wells Fargo Target Today Fund, which were higher. The Board noted that the net operating expense ratio cap for the Wells Fargo Target Today Fund’s Administrator Class would be reduced.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Funds and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.

Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Funds to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in each Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Funds in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

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Other information (unaudited)

The Board concluded that Funds Management’s arrangements with respect to the Funds, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Funds. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

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Other information (unaudited)

LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Wells Fargo Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including each Fund, which is reasonably designed to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined as the risk that a Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Wells Fargo Funds Management, LLC (“Funds Management”), each Fund’s investment manager, as the administrator of the Program, and Funds Management has established a Liquidity Risk Management Council composed of personnel from multiple departments within Funds Management and its affiliates to assist Funds Management in the implementation and on-going administration of the Program.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.

At a meeting of the Board held on May 26 and 28, 2020, the Board received a written report (the “Report”) from Funds Management that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report covered the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). No significant liquidity events impacting any Fund were noted in the Report. There were no material changes to the Program during the Reporting Period. The Report concluded that the Program is operating effectively to assess and manage each Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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Appendix I (unaudited)

On August 31, 2020, the Wells Fargo Target Blended Indexes were composed of the following indexes:

	Wells Fargo Target Today Blended Index	Wells Fargo Target 2010 Blended Index	Wells Fargo Target 2015 Blended Index

Bloomberg Barclays U.S. Aggregate ex-Corporate Index	34.50%	34.00%	31.53%

Bloomberg Barclays U.S. Government Intermediate Bond Index	5.83%	5.75%	5.33%

Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index	5.83%	5.75%	5.33%

J.P. Morgan EMBI Global Diversified Index	2.94%	2.90%	2.69%

MSCI EM Index (Net)	1.82%	1.91%	2.36%

MSCI USA Minimum Volatility Net Index (USA)	5.00%	4.80%	3.80%

MSCI World ex USA Index (Net)	6.06%	6.36%	7.87%

Russell 1000® Index	11.71%	12.29%	15.20%

Russell 2000® Index	2.92%	3.07%	3.79%

Wells Fargo U.S. High Yield Bond Index	2.94%	2.90%	2.69%

Wells Fargo U.S. Investment Grade Corporate Bond Index	17.95%	17.69%	16.41%

Wells Fargo U.S. REIT Index	2.50%	2.58%	3.00%

Average annual total returns (%) as of August 31, 2020

	1 year	5 year	10 year

Bloomberg Barclays U.S. Aggregate ex-Corporate Index[1]*	5.92	–	–

Bloomberg Barclays U.S. Government Intermediate Bond Index[2]	5.44	2.90	2.34

Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index[3]	7.24	3.68	2.86

J.P. Morgan EMBI Global Diversified Index[4]	2.73	6.27	5.80

MSCI EM Index (Net)[5]	14.49	8.66	3.76

MSCI USA Minimum Volatility Net Index (USA)[6]	3.87	11.97	13.57

MSCI World ex USA Index (Net)[7]	5.96	4.83	5.63

Russell 1000® Index[8]	22.50	14.31	15.19

Russell 2000® Index[9]	6.02	7.65	11.53

Wells Fargo U.S. High Yield Bond Index[10]**	4.82	–	–

Wells Fargo U.S. Investment Grade Corporate Bond Index[11]**	7.24	–	–

Wells Fargo U.S. REIT Index[12]***	(14.77)	–	–

*	The inception date of the index is December 2015.

**	The inception date of the index is April 2017.

***	The inception date of the index is March 2017

[1]

The Bloomberg Barclays U.S. Aggregate ex-Corporate Index is a broad-based benchmark that includes Treasuries, government-related securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency). You cannot invest directly in an index.

[2]

The Bloomberg Barclays U.S. Government Intermediate Bond Index is an unmanaged index composed of U.S. government securities with maturities in the 1- to 10-year range, including securities issued by the U.S. Treasury and U.S. government agencies. You cannot invest directly in an index.

[3]

Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index measures the performance of the U.S. Treasury Inflation Protected Securities (TIPS) market with maturities more than 1 year and less than 10 years. Federal Reserve holdings of U.S. TIPS are not index eligible and are excluded from the face amount outstanding of each bond in the index. You cannot invest directly in an index.

[4]

The J.P. Morgan Emerging Markets Bond Index (“EMBI”) Global Diversified Index is a composite index representing an unleveraged investment in emerging market bonds that is broadly based across the spectrum of emerging market bonds and includes reinvestment of income (to represent real assets). You cannot invest directly in an index.

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Appendix I (unaudited)

Wells Fargo Target 2020 Blended Index	Wells Fargo Target 2025 Blended Index	Wells Fargo Target 2030 Blended Index	Wells Fargo Target 2035 Blended Index	Wells Fargo Target 2040 Blended Index	Wells Fargo Target 2045 Blended Index	Wells Fargo Target 2050 Blended Index	Wells Fargo Target 2055 Blended Index	Wells Fargo Target 2060 Blended Index

28.97%	25.89%	21.86%	16.58%	11.24%	8.29%	5.92%	5.92%	5.92%

4.50%	2.13%	0.53%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

4.50%	2.13%	0.53%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

2.47%	2.18%	1.84%	1.40%	0.95%	0.70%	0.50%	0.50%	0.50%

2.93%	4.02%	5.18%	6.31%	7.31%	7.84%	8.28%	8.28%	8.28%

2.80%	1.80%	0.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

9.77%	13.38%	17.31%	21.21%	24.37%	26.22%	27.72%	27.72%	27.72%

18.67%	24.48%	30.34%	35.58%	39.46%	41.55%	43.20%	43.20%	43.20%

4.67%	6.14%	7.59%	8.90%	9.87%	10.39%	10.80%	10.80%	10.80%

2.47%	2.18%	1.84%	1.40%	0.95%	0.70%	0.50%	0.50%	0.50%

15.08%	13.47%	11.38%	8.62%	5.85%	4.31%	3.08%	3.08%	3.08%

3.17%	2.20%	0.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

[5]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

[6]

The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large and mid cap USA equity universe. The index is calculated by optimizing the MSCI USA Index, its parent index, in USD for the lowest absolute risk (within a given set of constraints). You cannot invest directly in an index.

[7]

The MSCI All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalizationweighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States.

[8]

The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[9]

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[10]

The Wells Fargo U.S. High Yield Bond Index is a rules-based index designed to measure the performance of U.S. dollar denominated below investment-grade corporate debt issued by U.S. or foreign issuers that have a remaining maturity of at least one year, regardless of optionality; it is constructed to provide increased diversification and liquidity versus traditional passive high yield bond indexes. You cannot invest directly in an index.

[11]

The Wells Fargo U.S. Investment Grade Corporate Bond Index is a rules-based index designed to measure the performance of publicly issued U.S. dollar denominated investment grade, fixed rate corporate bonds issued by U.S. or foreign issuers that have a remaining maturity of at least one year, regardless of optionality; it is constructed to provide increased diversification and liquidity versus traditional passive corporate credit indexes. You cannot invest directly in an index.

[12]

The Wells Fargo U.S. REIT Index is a float-adjusted, capitalization-weighted index of all applicable NYSE MKT or NASDAQ-listed classes of REIT stock that satisfy specified market capitalization and other eligibility requirements. You cannot invest directly in an index.

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Appendix II (unaudited)

Effective June 1, 2020, shareholders purchasing Fund shares through an Oppenheimer & Co. Inc. (“Oppenheimer”) platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred or back-end, sales charge waivers) and discounts, which may differ from those disclosed in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Oppenheimer

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

Shares purchased by or through a 529 Plan.

Shares purchased through an Oppenheimer affiliated investment advisory program.

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).

A shareholder in the Fund’s Class C shares will have their shares exchanged at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Oppenheimer.

Employees and registered representatives of Oppenheimer or its affiliates and their family members.

Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Prospectus.
CDSC Waivers on A and C Shares available at Oppenheimer

Death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Prospectus.

Return of excess contributions from an IRA Account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Prospectus.

Shares sold to pay Oppenheimer fees but only if the transaction is initiated by Oppenheimer.

Shares acquired through a right of reinstatement.
Front-end load Discounts Available at Oppenheimer: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoints as described in the Prospectus.

Rights of Accumulation (ROA), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Oppenheimer. Eligible fund family assets not held at Oppenheimer may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

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Appendix III (unaudited)

Effective June 15, 2020, shareholders purchasing fund shares through a Robert W. Baird & Co. (“Baird”) platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or the SAI.

Front-end Sales Load Waivers on Class A Shares available at Baird

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing share of the same fund.

Share purchase by employees and registers representatives of Baird or its affiliate and their family members as designated by Baird.

Shares purchase from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).

A shareholder in the Funds Investor C Shares will have their share exchanged at net asset value to Investor A shares of the fund if the shares are no longer subject to CDSC and the exchange is in line with the policies and procedures of Baird.

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
CDSC Waivers on A and C Shares available at Baird

Shares sold due to death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

Shares bought due to returns of excess contributions from an IRA Account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s Prospectus.

Shares sold to pay Baird fees but only if the transaction is initiated by Baird.

Shares acquired through a right of reinstatement.
Front-end load Discounts Available at Baird: Breakpoint and/or Rights of Accumulation

Breakpoints as described in the Prospectus.

Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases within a fund family through Baird, over a 13-month period of time.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Funds’ website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Funds’ website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved

PAR-0920-00417 10-20

SOFLD/SAR101 08-20

Semi-Annual Report

August 31, 2020

Target Date Retirement Funds

∎	Wells Fargo Dynamic Target Today Fund

∎	Wells Fargo Dynamic Target 2015 Fund

∎	Wells Fargo Dynamic Target 2020 Fund

∎	Wells Fargo Dynamic Target 2025 Fund

∎	Wells Fargo Dynamic Target 2030 Fund

∎	Wells Fargo Dynamic Target 2035 Fund

∎	Wells Fargo Dynamic Target 2040 Fund

∎	Wells Fargo Dynamic Target 2045 Fund

∎	Wells Fargo Dynamic Target 2050 Fund

∎	Wells Fargo Dynamic Target 2055 Fund

∎	Wells Fargo Dynamic Target 2060 Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of August 31, 2020, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Target Date Retirement Funds  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Dynamic Target Date Funds for the six-month period that ended August 31, 2020. Global stock markets tumbled in March as governments took unprecedented measures to stop the spread of the coronavirus at the expense of short-term economic output. However, most markets rebounded from April on to more than offset losses as central banks bolstered capital markets and confidence. U.S. equities easily outperformed other assets, though stocks broadly performed well while bonds had more modest returns for the six-month period.

For the period, U.S. stocks, based on the S&P 500 Index,1 returned 19.63% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 8.17%. The MSCI EM Index (Net)3 gained 11.23%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 2.98%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned 4.80%, the Bloomberg Barclays Municipal Bond Index6 had a more modest 0.19% return, and the ICE BofA U.S. High Yield Index7 gained 2.34%.

Concerns about the coronavirus took over the market.

As the six-month period began, the global spread of the coronavirus led many countries to clamp down on social and business-related activity in March in order to contain the virus from causing even greater devastation and overwhelming the health care system. This abrupt stoppage of economic activity led to the sharp deceleration of global output, sending economies into a deep contraction. Central bank responses were swift, as they slashed interest rates and expanded quantitative easing programs to restore liquidity and confidence to the markets. In the U.S., the Federal Reserve (Fed) launched several lending programs, funding investment-grade bonds, money market mutual funds, and commercial paper while purchasing Treasuries, mortgage-backed securities, and overnight repurchase agreements. Meanwhile, stock markets tumbled quickly into a bear market, ending the longest bull stock market in U.S. history.

Markets rebounded strongly in April, fueled by unprecedented government and central bank stimulus measures. The U.S. economy contracted by an annualized 5.0% pace in the first quarter, with 30 million new unemployment insurance claims in six weeks. In the eurozone, first-quarter real gross domestic product (GDP) shrank 3.8%, with the composite April flash purchasing managers’ index falling to an all-time low of 13.5. The European Central Bank expanded its quantitative easing to include the purchase of additional government bonds of countries with the greatest virus-related need,

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Target Date Retirement Funds

Letter to shareholders (unaudited)

including Italy and Spain. China’s first-quarter GDP fell by 6.8% year over year. However, retail sales, production, and investment showed signs of recovery. Extreme oil-price volatility continued as global supply far exceeded demand.

The equity market rebound continued in May, with widespread strong monthly gains. Investors regained confidence on reports of early signs of success in human trials of a coronavirus vaccine. Growth stocks continued to outperform value stocks while returns on global government bonds were generally flat. In the U.S., a gap grew between the stock market rebound and devastating economic data points, including an April unemployment rate of 14.7%, the highest level since World War II. Purchasing managers’ indices continued to reflect weakening activity in May in both the manufacturing and services sectors. U.S. corporate earnings reports indicated a 14% year-over-year contraction in earnings from the first quarter of 2019. However, high demand for technology, driven by remote activity, helped maintain robust information technology sector earnings, which helped drive leading technology stocks higher.

Financial markets posted widely positive returns in June despite ongoing economic weakness and high levels of uncertainty on the containment of the coronavirus and the timing of an effective vaccine. There were hopeful signs as economies reopened, with U.S. and U.K. retail sales rebounding sharply in May. However, year over year, sales remained depressed. Vitally important to market sentiment was the ongoing commitment by central banks globally to do all they could to provide economic support through liquidity and low borrowing costs. U.S. economic activity was aided by one-time $1,200 stimulus checks and $600 bonus weekly unemployment benefits that expired at the end of July. However, unemployment remained historically high but eased from 14.7% in April to 11.1% in June. During June, numerous states reported increases in coronavirus cases. China’s economic recovery picked up momentum in June, though it remained far from a full recovery.

July was a broadly positive month for both global equities and fixed income. However, economic data and a resurgence of coronavirus cases pointed to the vulnerability of the global economy and the ongoing imperative to regain control of the pandemic. Second-quarter GDP shrank from the previous quarter by 9.5% and 12.1% in the U.S. and eurozone, respectively. In contrast, China reported a 3.2% year-over-year expansion in its second-quarter GDP. U.S. unemployment remained high despite adding 1.8 million jobs in July, with a double-digit jobless rate persisting. However, manufacturing activity grew in both the U.S. and eurozone. In Asia, while China’s manufacturing sector continued to expand, activity in Japan and South Korea contracted. In July, a rising concern was the rapid and broad reemergence of coronavirus infections.

The stock market continued to rally in August despite concerns over rising numbers of COVID-19 cases in the United States and several European countries, including France and Spain, as well as the expiration of the $600 weekly bonus unemployment benefit at the end of July. U.S. stocks had strong monthly gains, led by the so-called FAANG stocks—Facebook, Apple, Amazon, Netflix, and Google (Alphabet)—which dominate these indices and continued to rally. U.S. stocks generally surpassed other broadly positive global equity performance while fixed-income market monthly returns were broadly flat. Generally stronger-than-expected second-quarter earnings boosted investor sentiment along with the Fed’s announcement of a policy shift that will likely lead to longer-term low interest rates and supportive monetary policy. The U.S. flash purchasing managers’ indices for both manufacturing and services beat expectations while U.S. housing market indicators were strong. In Europe, retail sales expanded and consumer confidence remained steady. China’s economy continued its fairly steady expansion. Overall, developed markets performed better than emerging market equities for the month of August as people took comfort in better-known equities in perceived safer markets.

“The stock market continued to rally in August despite concerns over rising numbers of COVID-19 cases in the United States and several European countries, including France and Spain, as well as the expiration of the $600 weekly bonus unemployment benefit at the end of July.”

Target Date Retirement Funds  |  3

Letter to shareholders (unaudited)

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Notice to Shareholders

At a meeting held on August 10-12, 2020, the Board of Trustees of the Funds approved a change to the Funds’ automatic conversion feature for Class C shares in order to shorten the required holding period from 10 to 8 years. As a result, on a monthly basis beginning November 5, 2020, Class C shares will convert automatically into Class A shares 8 years after the initial date of purchase or, if you acquired your Class C shares through an exchange or conversion from another share class, 8 years after the date you acquired your Class C shares. When Class C shares that you acquired through a purchase or exchange convert, any other Class C shares that you purchased with reinvested dividends and distributions also will convert into Class A shares on a pro rata basis.

Please note that a shorter holding period may apply depending on your intermediary. Please see “Appendix A—Sales Charge Reductions and Waivers for Certain Intermediaries” in the Funds’ prospectus for further information.

4  |  Target Date Retirement Funds

This page is intentionally left blank.

Performance highlights (unaudited)

Wells Fargo Dynamic Target Date Funds

Investment objective

Each Fund seeks total return over time, consistent with its strategic target allocation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®‡, FRM

Petros N. Bocray, CFA®‡, FRM

Christian L. Chan, CFA®‡

The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by each Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on each Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. The Funds will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Funds are exposed to foreign investment risk, mortgage- and asset-backed securities risk, regulatory risk, and smaller-company investment risk. Consult the Funds’ prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Target Date Retirement Funds

Performance highlights (unaudited)

Dynamic Target Today Fund

Average annual total returns (%) as of August 31, 2020

		Including sales charge		Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	Since Inception	1 year	Since Inception		Gross	Net[2]

Class A (WDYAX)	11-30-2015	1.55	5.00	7.75	6.32		3.44	0.68

Class C (WDYCX)	11-30-2015	7.46	5.86	8.46	5.86		4.19	1.43

Class R4 (WDYYX)	11-30-2015	–	–	8.01	6.64		3.16	0.37

Class R6 (WDYZX)	11-30-2015	–	–	8.15	6.80		3.01	0.22

S&P Target Date Retirement Income Index[3]	–	–	–	8.35	5.76	*	–	–

Wells Fargo Dynamic Target Date Today Blended Index[4]	–	–	–	7.11	–		–	–
*	Based on the inception date of the oldest Fund class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2020[5]

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	29.64

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	19.01

Wells Fargo Investment Grade Corporate Bond Portfolio	15.46

Wells Fargo Strategic Retirement Bond Portfolio	10.04

Wells Fargo Factor Enhanced International Equity Portfolio	9.89

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	4.74

Wells Fargo U.S. REIT Portfolio	3.32

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	2.93

Wells Fargo High Yield Corporate Bond Portfolio	2.53

Wells Fargo Emerging Markets Bond Portfolio	2.52

Allocations (%) as of August 31, 2020

	Neutral Allocation	Effective Allocation[6]

Equity	40	42

Fixed Income	60	60

Effective Cash	0	-2

Please see footnotes on page 8.

Target Date Retirement Funds  |  7

Performance highlights (unaudited)

Dynamic Target Today Fund (continued)

Volatility metrics as of August 31, 2020[7]

	Beta[8]	Standard deviation[9]	R-squared[10]

Class A	1.06	6.43%	0.97

Class C	1.07	6.57%	0.95

Class R4	1.06	6.44%	0.97

Class R6	1.06	6.44%	0.97

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.12% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has committed through June 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.68% for Class A, 1.43% for Class C, 0.37% for Class R4, and 0.22% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[4]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix I for additional information. You cannot invest directly in an index.

[5]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]

The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

[7]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date Retirement Income Index over 36 months.

[8]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[9]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[10]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

8  |  Target Date Retirement Funds

Performance highlights (unaudited)

Dynamic Target 2015 Fund

Average annual total returns (%) as of August 31, 2020

		Including sales charge		Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	Since Inception	1 year	Since Inception		Gross	Net[2]

Class A (WDTAX)	11-30-2015	1.48	5.50	7.68	6.82		3.63	0.68

Class C (WDTCX)	11-30-2015	7.54	6.36	8.54	6.36		4.38	1.43

Class R4 (WDTYX)	11-30-2015	–	–	7.87	7.13		3.35	0.37

Class R6 (WDTZX)	11-30-2015	–	–	8.11	7.31		3.20	0.22

S&P Target Date 2015 Index[3]	–	–	–	9.38	6.72	*	–	–

Wells Fargo Dynamic Target 2015 Blended Index[4]	–	–	–	7.26	–		–	–
*	Based on the inception date of the oldest Fund class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2020[5]

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	25.26

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	23.39

Wells Fargo Investment Grade Corporate Bond Portfolio	13.17

Wells Fargo Factor Enhanced International Equity Portfolio	12.14

Wells Fargo Strategic Retirement Bond Portfolio	8.56

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	5.83

Wells Fargo U.S. REIT Portfolio	4.07

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	3.59

Wells Fargo High Yield Corporate Bond Portfolio	2.15

Wells Fargo Emerging Markets Bond Portfolio	2.15

Allocations (%) as of August 31, 2020

	Neutral Allocation	Effective Allocation[6]

Equity	49	51

Fixed Income	51	51

Effective Cash	0	-2

Please see footnotes on page 10.

Target Date Retirement Funds  |  9

Performance highlights (unaudited)

Dynamic Target 2015 Fund (continued)

Volatility metrics as of August 31, 2020[7]

	Beta[8]	Standard deviation[9]	R-squared[10]

Class A	1.00	7.83%	0.97

Class C	1.01	7.93%	0.96

Class R4	0.99	7.77%	0.97

Class R6	1.00	7.84%	0.97

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.13% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has committed through June 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.68% for Class A, 1.43% for Class C, 0.37% for Class R4, and 0.22% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[4]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix I for additional information. You cannot invest directly in an index.

[5]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]

The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

[7]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2015 Index over 36 months.

[8]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[9]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[10]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

10  |  Target Date Retirement Funds

Performance highlights (unaudited)

Dynamic Target 2020 Fund

Average annual total returns (%) as of August 31, 2020

		Including sales charge		Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	Since Inception	1 year	Since Inception		Gross	Net[2]

Class A (WDTDX)	11-30-2015	1.65	5.97	7.82	7.30		3.32	0.68

Class C (WDTEX)	11-30-2015	7.39	6.77	8.39	6.77		4.07	1.43

Class R4 (WDTGX)	11-30-2015	–	–	8.20	7.62		3.04	0.37

Class R6 (WDTHX)	11-30-2015	–	–	8.24	7.78		2.89	0.22

S&P Target Date 2020 Index[3]	–	–	–	9.50	7.10	*	–	–

Wells Fargo Dynamic Target 2020 Blended Index[4]	–	–	–	7.44	–		–	–
*	Based on the inception date of the oldest Fund class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2020[5]

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	27.30

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	21.54

Wells Fargo Factor Enhanced International Equity Portfolio	14.31

Wells Fargo Investment Grade Corporate Bond Portfolio	11.23

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	6.80

Wells Fargo Strategic Retirement Bond Portfolio	6.70

Wells Fargo U.S. REIT Portfolio	4.27

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	4.24

Wells Fargo High Yield Corporate Bond Portfolio	1.83

Wells Fargo Emerging Markets Bond Portfolio	1.83

Allocations (%) as of August 31, 2020

	Neutral Allocation	Effective Allocation[6]

Equity	57	59

Fixed Income	43	43

Effective Cash	0	-2

Please see footnotes on page 12.

Target Date Retirement Funds  |  11

Performance highlights (unaudited)

Dynamic Target 2020 Fund (continued)

Volatility metrics as of August 31, 2020[7]

	Beta[8]	Standard deviation[9]	R-squared[10]

Class A	1.00	8.69%	0.97

Class C	1.00	8.80%	0.96

Class R4	1.00	8.72%	0.97

Class R6	1.00	8.71%	0.97

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.14% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has committed through June 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.68% for Class A, 1.43% for Class C, 0.37% for Class R4, and 0.22% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[4]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix I for additional information. You cannot invest directly in an index.

[5]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]

The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

[7]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2020 Index over 36 months.

[8]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[9]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[10]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

12  |   Target Date Retirement Funds

Performance highlights (unaudited)

Dynamic Target 2025 Fund

Average annual total returns (%) as of August 31, 2020

		Including sales charge		Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	Since Inception	1 year	Since Inception		Gross	Net[2]

Class A (WDTIX)	11-30-2015	3.41	6.51	9.73	7.85		2.71	0.68

Class C (WDTJX)	11-30-2015	9.45	7.35	10.45	7.35		3.46	1.43

Class R4 (WDTLX)	11-30-2015	–	–	9.99	8.15		2.43	0.37

Class R6 (WDTMX)	11-30-2015	–	–	10.24	8.33		2.28	0.22

S&P Target Date 2025 Index[3]	–	–	–	10.28	7.62	*	–	–

Wells Fargo Dynamic Target 2025 Blended Index[4]	–	–	–	7.99	–		–	–
*	Based on the inception date of the oldest Fund class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2020[5]

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	32.98

Wells Fargo Factor Enhanced International Equity Portfolio	18.03

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	17.96

Wells Fargo Investment Grade Corporate Bond Portfolio	9.36

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	8.24

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	5.35

Wells Fargo Strategic Retirement Bond Portfolio	2.97

Wells Fargo U.S. REIT Portfolio	2.84

Wells Fargo High Yield Corporate Bond Portfolio	1.52

Wells Fargo Emerging Markets Bond Portfolio	1.51

Allocations (%) as of August 31, 2020

	Neutral Allocation	Effective Allocation[6]

Equity	67	69

Fixed Income	33	33

Effective Cash	0	-2

Please see footnotes on page 14.

Target Date Retirement Funds  |  13

Performance highlights (unaudited)

Dynamic Target 2025 Fund (continued)

Volatility metrics as of August 31, 2020[7]

	Beta[8]	Standard deviation[9]	R-squared[10]

Class A	0.97	10.02%	0.97

Class C	0.98	10.16%	0.96

Class R4	0.97	9.98%	0.97

Class R6	0.97	9.98%	0.97

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.14% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has committed through June 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.68% for Class A, 1.43% for Class C, 0.37% for Class R4, and 0.22% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[4]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix I for additional information. You cannot invest directly in an index.

[5]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]

The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

[7]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2025 Index over 36 months.

[8]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[9]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[10]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

14  |  Target Date Retirement Funds

Performance highlights (unaudited)

Dynamic Target 2030 Fund

Average annual total returns (%) as of August 31, 2020

		Including sales charge		Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	Since Inception	1 year	Since Inception		Gross	Net[2]

Class A (WDTNX)	11-30-2015	4.66	7.09	11.00	8.43		2.96	0.68

Class C (WDTOX)	11-30-2015	10.49	7.88	11.49	7.88		3.71	1.43

Class R4 (WDTQX)	11-30-2015	–	–	11.39	8.75		2.68	0.37

Class R6 (WDTSX)	11-30-2015	–	–	11.52	8.93		2.53	0.22

S&P Target Date 2030 Index[3]	–	–	–	10.98	8.07	*	–	–

Wells Fargo Dynamic Target 2030 Blended Index[4]	–	–	–	8.51	–		–	–
*	Based on the inception date of the oldest Fund class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2020[5]

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	37.95

Wells Fargo Factor Enhanced International Equity Portfolio	21.65

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	13.93

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	9.45

Wells Fargo Investment Grade Corporate Bond Portfolio	7.27

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	6.40

Wells Fargo High Yield Corporate Bond Portfolio	1.17

Wells Fargo Emerging Markets Bond Portfolio	1.17

Wells Fargo U.S. REIT Portfolio	0.98

Wells Fargo Strategic Retirement Bond Portfolio	0.68

Allocations (%) as of August 31, 2020

	Neutral Allocation	Effective Allocation[6]

Equity	76	78

Fixed Income	24	24

Effective Cash	0	-2

Please see footnotes on page 16.

Target Date Retirement Funds  |  15

Performance highlights (unaudited)

Dynamic Target 2030 Fund (continued)

Volatility metrics as of August 31, 2020[7]

	Beta[8]	Standard deviation[9]	R-squared[10]

Class A	0.92	11.02%	0.97

Class C	0.92	11.14%	0.96

Class R4	0.92	11.05%	0.97

Class R6	0.92	11.03%	0.97

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.15% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has committed through June 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.68% for Class A, 1.43% for Class C, 0.37% for Class R4, and 0.22% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[4]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix I for additional information. You cannot invest directly in an index.

[5]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]

The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

[7]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2030 Index over 36 months.

[8]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[9]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[10]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

16  |  Target Date Retirement Funds

Performance highlights (unaudited)

Dynamic Target 2035 Fund

Average annual total returns (%) as of August 31, 2020

		Including sales charge		Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	Since Inception	1 year	Since Inception		Gross	Net[2]

Class A (WDTTX)	11-30-2015	5.41	7.52	11.88	8.87		3.09	0.68

Class C (WDCTX)	11-30-2015	11.61	8.38	12.61	8.38		3.84	1.43

Class R4 (WDTVX)	11-30-2015	–	–	12.22	9.19		2.81	0.37

Class R6 (WDTWX)	11-30-2015	–	–	12.37	9.35		2.66	0.22

S&P Target Date 2035 Index[3]	–	–	–	11.69	8.49	*	–	–

Wells Fargo Dynamic Target 2035 Blended Index[4]	–	–	–	8.76	–		–	–
*	Based on the inception date of the oldest Fund class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2020[5]

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	40.32

Wells Fargo Factor Enhanced International Equity Portfolio	24.05

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	11.35

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	10.04

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	7.07

Wells Fargo Investment Grade Corporate Bond Portfolio	5.91

Wells Fargo High Yield Corporate Bond Portfolio	0.96

Wells Fargo Emerging Markets Bond Portfolio	0.96

Allocations (%) as of August 31, 2020

	Neutral Allocation	Effective Allocation[6]

Equity	81	83

Fixed Income	19	19

Effective Cash	0	-2

Please see footnotes on page 18.

Target Date Retirement Funds  |  17

Performance highlights (unaudited)

Dynamic Target 2035 Fund (continued)

Volatility metrics as of August 31, 2020[7]

	Beta[8]	Standard deviation[9]	R-squared[10]

Class A	0.86	11.68%	0.96

Class C	0.86	11.81%	0.96

Class R4	0.86	11.66%	0.96

Class R6	0.85	11.60%	0.96

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.16% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has committed through June 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.68% for Class A, 1.43% for Class C, 0.37% for Class R4, and 0.22% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[4]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix I for additional information. You cannot invest directly in an index.

[5]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]

The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

[7]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2035 Index over 36 months.

[8]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[9]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[10]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

18  |  Target Date Retirement Funds

Performance highlights (unaudited)

Dynamic Target 2040 Fund

Average annual total returns (%) as of August 31, 2020

		Including sales charge		Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	Since Inception	1 year	Since Inception		Gross	Net[2]

Class A (WTDAX)	11-30-2015	4.78	7.41	11.18	8.75		3.59	0.68

Class C (WTDCX)	11-30-2015	10.87	8.29	11.87	8.29		4.34	1.43

Class R4 (WTDEX)	11-30-2015	–	–	11.48	9.09		3.31	0.37

Class R6 (WTDFX)	11-30-2015	–	–	11.73	9.27		3.16	0.22

S&P Target Date 2040 Index[3]	–	–	–	12.14	8.79	*	–	–

Wells Fargo Dynamic Target 2040 Blended Index[4]	–	–	–	8.78	–		–	–
*	Based on the inception date of the oldest Fund class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2020[5]

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	42.06

Wells Fargo Factor Enhanced International Equity Portfolio	26.02

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	10.49

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	8.35

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	7.71

Wells Fargo Investment Grade Corporate Bond Portfolio	4.35

Wells Fargo High Yield Corporate Bond Portfolio	0.70

Wells Fargo Emerging Markets Bond Portfolio	0.70

Allocations (%) as of August 31, 2020

	Neutral Allocation	Effective Allocation[6]

Equity	86	88

Fixed Income	14	14

Effective Cash	0	-2

Please see footnotes on page 20.

Target Date Retirement Funds  |  19

Performance highlights (unaudited)

Dynamic Target 2040 Fund (continued)

Volatility metrics as of August 31, 2020[7]

	Beta[8]	Standard deviation[9]	R-squared[10]

Class A	0.84	12.31%	0.97

Class C	0.85	12.49%	0.96

Class R4	0.84	12.32%	0.97

Class R6	0.84	12.34%	0.97

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.16% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has committed through June 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.68% for Class A, 1.43% for Class C, 0.37% for Class R4, and 0.22% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[4]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix I for additional information. You cannot invest directly in an index.

[5]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]

The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

[7]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2040 Index over 36 months.

[8]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[9]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[10]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

20  |  Target Date Retirement Funds

Performance highlights (unaudited)

Dynamic Target 2045 Fund

Average annual total returns (%) as of August 31, 2019

		Including sales charge		Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	Since Inception	1 year	Since Inception		Gross	Net[2]

Class A (WTDGX)	11-30-2015	5.21	7.50	11.58	8.85		3.61	0.68

Class C (WTDHX)	11-30-2015	11.27	8.35	12.27	8.35		4.36	1.43

Class R4 (WTDJX)	11-30-2015	–	–	11.82	9.17		3.33	0.37

Class R6 (WTDKX)	11-30-2015	–	–	12.06	9.34		3.18	0.22

S&P Target Date 2045 Index[3]	–	–	–	12.39	8.96	*	–	–

Wells Fargo Dynamic Target 2045 Blended Index[4]	–	–	–	8.80	–		–	–
*	Based on the inception date of the oldest Fund class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2020[5]

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	44.20

Wells Fargo Factor Enhanced International Equity Portfolio	27.87

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	11.00

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	8.24

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	5.36

Wells Fargo Investment Grade Corporate Bond Portfolio	2.80

Wells Fargo Emerging Markets Bond Portfolio	0.45

Wells Fargo High Yield Corporate Bond Portfolio	0.45

Allocations (%) as of August 31, 2020

	Neutral Allocation	Effective Allocation[6]

Equity	91	93

Fixed Income	9	9

Effective Cash	0	-2

Please see footnotes on page 22.

Target Date Retirement Funds  |  21

Performance highlights (unaudited)

Dynamic Target 2045 Fund (continued)

Volatility metrics as of August 31, 2020[7]

	Beta[8]	Standard deviation[9]	R-squared[10]

Class A	0.86	13.12%	0.97

Class C	0.87	13.30%	0.96

Class R4	0.86	13.11%	0.97

Class R6	0.86	13.09%	0.97

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.16% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has committed through June 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.68% for Class A, 1.43% for Class C, 0.37% for Class R4, and 0.22% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[4]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix I for additional information. You cannot invest directly in an index.

[5]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]

The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

[7]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2045 Index over 36 months.

[8]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[9]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[10]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

22  |  Target Date Retirement Funds

Performance highlights (unaudited)

Dynamic Target 2050 Fund

Average annual total returns (%) as of August 31, 2020

		Including sales charge		Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	Since Inception	1 year	Since Inception		Gross	Net[2]

Class A (WTDLX)	11-30-2015	4.55	7.30	10.88	8.65		3.68	0.68

Class C (WTDMX)	11-30-2015	10.61	8.17	11.61	8.17		4.43	1.43

Class R4 (WTDOX)	11-30-2015	–	–	11.29	8.98		3.40	0.37

Class R6 (WTDPX)	11-30-2015	–	–	11.42	9.15		3.25	0.22

S&P Target Date 2050 Index[3]	–	–	–	12.52	9.10	*	–	–

Wells Fargo Dynamic Target 2050 Blended Index[4]	–	–	–	8.74	–		–	–
*	Based on the inception date of the oldest Fund class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2020[5]

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	45.82

Wells Fargo Factor Enhanced International Equity Portfolio	29.39

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	11.40

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	8.67

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	2.98

Wells Fargo Investment Grade Corporate Bond Portfolio	1.56

Wells Fargo Emerging Markets Bond Portfolio	0.25

Wells Fargo High Yield Corporate Bond Portfolio	0.25

Allocations (%) as of August 31, 2020

	Neutral Allocation	Effective Allocation[6]

Equity	95	97

Fixed Income	5	5

Effective Cash	0	-2

Please see footnotes on page 24.

Target Date Retirement Funds  |  23

Performance highlights (unaudited)

Dynamic Target 2050 Fund (continued)

Volatility metrics as of August 31, 2020[7]

	Beta[8]	Standard deviation[9]	R-squared[10]

Class A	0.87	13.46%	0.97

Class C	0.87	13.63%	0.97

Class R4	0.87	13.45%	0.97

Class R6	0.87	13.45%	0.97

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.17% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has committed through June 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.68% for Class A, 1.43% for Class C, 0.37% for Class R4, and 0.22% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[4]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix I for additional information. You cannot invest directly in an index.

[5]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]

The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

[7]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2050 Index over 36 months.

[8]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[9]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[10]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

24  |  Target Date Retirement Funds

Performance highlights (unaudited)

Dynamic Target 2055 Fund

Average annual total returns (%) as of August 31, 2020

		Including sales charge		Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	Since Inception	1 year	Since Inception		Gross	Net[2]

Class A (WTDQX)	11-30-2015	4.98	7.39	11.34	8.74		3.84	0.68

Class C (WTDRX)	11-30-2015	11.24	8.27	12.24	8.27		4.59	1.43

Class R4 (WTDTX)	11-30-2015	–	–	11.82	9.08		3.56	0.37

Class R6 (WTDUX)	11-30-2015	–	–	11.96	9.24		3.41	0.22

S&P Target Date 2055 Index[3]	–	–	–	12.52	9.18	*	–	–

Wells Fargo Dynamic Target 2055 Blended Index[4]	–	–	–	8.74	–		–	–
*	Based on the inception date of the oldest Fund class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2020[5]

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	45.77

Wells Fargo Factor Enhanced International Equity Portfolio	29.35

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	11.39

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	8.66

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	2.98

Wells Fargo Investment Grade Corporate Bond Portfolio	1.56

Wells Fargo Emerging Markets Bond Portfolio	0.25

Wells Fargo High Yield Corporate Bond Portfolio	0.25

Allocations (%) as of August 31, 2020

	Neutral Allocation	Effective Allocation[6]

Equity	95	97

Fixed Income	5	5

Effective Cash	0	-2

Please see footnotes on page 26.

Target Date Retirement Funds  |  25

Performance highlights (unaudited)

Dynamic Target 2055 Fund (continued)

Volatility metrics as of August 31, 2020[7]

	Beta[8]	Standard deviation[9]	R-squared[10]

Class A	0.86	13.47%	0.97

Class C	0.87	13.67%	0.97

Class R4	0.85	13.42%	0.97

Class R6	0.86	13.45%	0.97

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.17% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has committed through June 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.68% for Class A, 1.43% for Class C, 0.37% for Class R4, and 0.22% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[4]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix I for additional information. You cannot invest directly in an index.

[5]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]

The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

[7]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2055 Index over 36 months.

[8]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[9]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[10]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

26  |  Target Date Retirement Funds

Performance highlights (unaudited)

Dynamic Target 2060 Fund

Average annual total returns (%) as of August 31, 2020

		Including sales charge		Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	Since Inception	1 year	Since Inception		Gross	Net[2]

Class A (WTDVX)	11-30-2015	4.56	7.33	10.89	8.68		3.67	0.68

Class C (WTDWX)	11-30-2015	10.68	8.20	11.68	8.20		4.42	1.43

Class R4 (WTDZX)	11-30-2015	–	–	11.16	9.00		3.39	0.37

Class R6 (WTSZX)	11-30-2015	–	–	11.41	9.17		3.24	0.22

S&P Target Date 2055 Index[3]	–	–	–	12.52	9.18	*	–	–

S&P Target Date 2060+ Index[3]**	–	–	–	12.72	–		–	–

Wells Fargo Dynamic Target 2060 Blended Index[4]	–	–	–	8.74	–		–	–
*	Based on the inception date of the oldest Fund class.
**	The inception date of the index is May 31, 2016.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2020[5]

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	45.87

Wells Fargo Factor Enhanced International Equity Portfolio	29.44

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	11.42

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	8.69

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	2.98

Wells Fargo Investment Grade Corporate Bond Portfolio	1.56

Wells Fargo Emerging Markets Bond Portfolio	0.25

Wells Fargo High Yield Corporate Bond Portfolio	0.25

Wells Fargo U.S. REIT Portfolio	0.10

Allocations (%) as of August 31, 2020

	Neutral Allocation	Effective Allocation[6]

Equity	95	97

Fixed Income	5	5

Effective Cash	0	-2

Please see footnotes on page 28.

Target Date Retirement Funds  |  27

Performance highlights (unaudited)

Dynamic Target 2060 Fund (continued)

Volatility metrics as of August 31, 2020[7]

	Beta[8]	Standard deviation[9]	R-squared[10]

Class A	0.85	13.45%	0.97

Class C	0.86	13.62%	0.97

Class R4	0.85	13.46%	0.97

Class R6	0.85	13.46%	0.97

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.17% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has committed through June 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.68% for Class A, 1.43% for Class C, 0.37% for Class R4, and 0.22% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[4]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix I for additional information. You cannot invest directly in an index.

[5]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]

The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

[7]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2060+ Index over 36 months

[8]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[9]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[10]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

28  |  Target Date Retirement Funds

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from March 1, 2020 to August 31, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dynamic Target Today Fund	Beginning account value 3-1-2020	Ending account value 8-31-2020	Expenses paid during the period[1]	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,062.26	$3.53	0.68%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.78	$3.47	0.68%

Class C

Actual	$1,000.00	$1,073.86	$7.47	1.43%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.27	1.43%

Class R4

Actual	$1,000.00	$1,063.09	$1.92	0.37%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%

Class R6

Actual	$1,000.00	$1,064.03	$1.14	0.22%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12	0.22%
Dynamic Target 2015 Fund

Class A

Actual	$1,000.00	$1,063.46	$3.54	0.68%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.78	$3.47	0.68%

Class C

Actual	$1,000.00	$1,075.36	$7.48	1.43%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.27	1.43%

Class R4

Actual	$1,000.00	$1,064.42	$1.93	0.37%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%

Class R6

Actual	$1,000.00	$1,065.32	$1.15	0.22%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12	0.22%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Target Date Retirement Funds  |  29

Fund expenses (unaudited)

Dynamic Target 2020 Fund	Beginning account value 3-1-2020	Ending account value 8-31-2020	Expenses paid during the period[1]	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,069.07	$3.55	0.68%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.78	$3.47	0.68%

Class C

Actual	$1,000.00	$1,077.82	$7.49	1.43%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.27	1.43%

Class R4

Actual	$1,000.00	$1,070.60	$1.93	0.37%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%

Class R6

Actual	$1,000.00	$1,071.57	$1.15	0.22%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12	0.22%
Dynamic Target 2025 Fund

Class A

Actual	$1,000.00	$1,090.73	$3.58	0.68%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.78	$3.47	0.68%

Class C

Actual	$1,000.00	$1,101.45	$7.57	1.43%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.27	1.43%

Class R4

Actual	$1,000.00	$1,092.13	$1.95	0.37%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%

Class R6

Actual	$1,000.00	$1,093.00	$1.16	0.22%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12	0.22%
Dynamic Target 2030 Fund

Class A

Actual	$1,000.00	$1,105.84	$3.61	0.68%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.78	$3.47	0.68%

Class C

Actual	$1,000.00	$1,115.96	$7.63	1.43%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.27	1.43%

Class R4

Actual	$1,000.00	$1,108.06	$1.97	0.37%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%

Class R6

Actual	$1,000.00	$1,108.93	$1.17	0.22%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12	0.22%
Dynamic Target 2035 Fund

Class A

Actual	$1,000.00	$1,116.47	$3.63	0.68%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.78	$3.47	0.68%

Class C

Actual	$1,000.00	$1,128.90	$7.67	1.43%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.27	1.43%

Class R4

Actual	$1,000.00	$1,118.76	$1.98	0.37%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%

Class R6

Actual	$1,000.00	$1,119.76	$1.18	0.22%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12	0.22%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

30  |  Target Date Retirement Funds

Fund expenses (unaudited)

Dynamic Target 2040 Fund	Beginning account value 3-1-2020	Ending account value 8-31-2020	Expenses paid during the period[1]	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,110.89	$3.62	0.68%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.78	$3.47	0.68%

Class C

Actual	$1,000.00	$1,123.34	$7.65	1.43%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.27	1.43%

Class R4

Actual	$1,000.00	$1,113.02	$1.97	0.37%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%

Class R6

Actual	$1,000.00	$1,113.91	$1.17	0.22%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12	0.22%
Dynamic Target 2045 Fund

Class A

Actual	$1,000.00	$1,119.34	$3.63	0.68%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.78	$3.47	0.68%

Class C

Actual	$1,000.00	$1,131.20	$7.68	1.43%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.27	1.43%

Class R4

Actual	$1,000.00	$1,121.68	$1.98	0.37%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%

Class R6

Actual	$1,000.00	$1,122.57	$1.18	0.22%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12	0.22%
Dynamic Target 2050 Fund

Class A

Actual	$1,000.00	$1,118.13	$3.63	0.68%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.78	$3.47	0.68%

Class C

Actual	$1,000.00	$1,129.30	$7.67	1.43%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.27	1.43%

Class R4

Actual	$1,000.00	$1,119.71	$1.98	0.37%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%

Class R6

Actual	$1,000.00	$1,120.62	$1.18	0.22%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12	0.22%
Dynamic Target 2055 Fund

Class A

Actual	$1,000.00	$1,122.15	$3.64	0.68%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.78	$3.47	0.68%

Class C

Actual	$1,000.00	$1,134.52	$7.69	1.43%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.27	1.43%

Class R4

Actual	$1,000.00	$1,124.87	$1.98	0.37%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%

Class R6

Actual	$1,000.00	$1,125.90	$1.18	0.22%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12	0.22%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Target Date Retirement Funds  |  31

Fund expenses (unaudited)

Dynamic Target 2060 Fund	Beginning account value 3-1-2020	Ending account value 8-31-2020	Expenses paid during the period[1]	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,116.98	$3.63	0.68%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.78	$3.47	0.68%

Class C

Actual	$1,000.00	$1,129.94	$7.68	1.43%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.27	1.43%

Class R4

Actual	$1,000.00	$1,118.19	$1.98	0.37%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%

Class R6

Actual	$1,000.00	$1,120.25	$1.18	0.22%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12	0.22%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

32  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2020 (unaudited)

DYNAMIC TARGET TODAY FUND

Value
Investment Companies: 100.08%

Affiliated Master Portfolios: 100.08%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$2,126,671
Wells Fargo Emerging Markets Bond Portfolio	180,991
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	210,018
Wells Fargo Factor Enhanced International Equity Portfolio	709,514
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	1,363,445
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	340,337
Wells Fargo High Yield Corporate Bond Portfolio	181,235
Wells Fargo Investment Grade Corporate Bond Portfolio	1,108,694
Wells Fargo Strategic Retirement Bond Portfolio	720,257
Wells Fargo U.S. REIT Portfolio	237,862

Total Investment Companies (Cost $6,615,650)	7,179,024

Total investments in securities (Cost $6,615,650)	100.08%	7,179,024

Other assets and liabilities, net	(0.08)	(6,056)

Total net assets	100.00%	$7,172,968

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

NASDAQ 100 E-Mini Index	1	9-18-2020	$220,981	$242,280	$21,299	$0

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  33

Portfolio of investments—August 31, 2020 (unaudited)

DYNAMIC TARGET TODAY FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.32%	0.37%	$35,398	$(6,911)	$18,243	$0	$51	$2,126,671
Wells Fargo Emerging Markets Bond Portfolio	0.42	0.50	287	(2,113)	4,368	0	2	180,991
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.09	0.10	(18,747)	24,541	3	3,492	8	210,018
Wells Fargo Factor Enhanced International Equity Portfolio	0.11	0.11	(19,032)	75,316	4	11,075	26	709,514
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.13	0.16	59,398	92,541	8	14,193	62	1,363,445
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.13	0.15	(28,194)	50,742	3	2,779	19	340,337
Wells Fargo High Yield Corporate Bond Portfolio	0.32	0.10	(7,467)	5,537	5,210	0	5	181,235
Wells Fargo Investment Grade Corporate Bond Portfolio	0.42	0.50	7,870	5,956	18,082	0	8	1,108,694
Wells Fargo Strategic Retirement Bond Portfolio	0.94	1.11	7,794	12,512	4,537	0	3	720,257
Wells Fargo U.S. REIT Portfolio	0.84	0.98	(16,807)	240	0	4,429	3	237,862

			$20,500	$258,361	$50,458	$35,968	$187	$7,179,024	100.08%

The accompanying notes are an integral part of these financial statements.

34  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2020 (unaudited)

DYNAMIC TARGET 2015 FUND

Value
Investment Companies: 100.31%

Affiliated Master Portfolios: 100.31%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$1,507,129
Wells Fargo Emerging Markets Bond Portfolio	128,289
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	214,516
Wells Fargo Factor Enhanced International Equity Portfolio	724,691
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	1,395,739
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	347,620
Wells Fargo High Yield Corporate Bond Portfolio	128,444
Wells Fargo Investment Grade Corporate Bond Portfolio	786,083
Wells Fargo Strategic Retirement Bond Portfolio	510,522
Wells Fargo U.S. REIT Portfolio	242,953

Total Investment Companies (Cost $5,433,648)	5,985,986

Total investments in securities (Cost $5,433,648)	100.31%	5,985,986

Other assets and liabilities, net	(0.31)	(18,494)

Total net assets	100.00%	$5,967,492

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

NASDAQ 100 E-Mini Index	1	9-18-2020	$220,981	$242,280	$21,299	$0

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  35

Portfolio of investments—August 31, 2020 (unaudited)

DYNAMIC TARGET 2015 FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.23%	0.26%	$25,345	$6,111	$12,646	$0	$36	$1,507,129
Wells Fargo Emerging Markets Bond Portfolio	0.29	0.36	199	(1,831)	3,023	0	1	128,289
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.09	0.10	(18,300)	23,573	3	3,474	8	214,516
Wells Fargo Factor Enhanced International Equity Portfolio	0.11	0.11	(18,751)	72,301	4	11,083	26	724,691
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.13	0.16	56,914	79,725	8	14,174	62	1,395,739
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.13	0.16	(28,020)	48,605	3	2,779	19	347,620
Wells Fargo High Yield Corporate Bond Portfolio	0.23	0.07	(5,118)	3,513	3,612	0	4	128,444
Wells Fargo Investment Grade Corporate Bond Portfolio	0.30	0.35	5,458	3,030	12,529	0	5	786,083
Wells Fargo Strategic Retirement Bond Portfolio	0.67	0.79	5,434	8,586	3,216	0	2	510,522
Wells Fargo U.S. REIT Portfolio	0.85	1.00	(16,751)	(765)	0	4,427	3	242,953

			$6,410	$242,848	$35,044	$35,937	$166	$5,985,986	100.31%

The accompanying notes are an integral part of these financial statements.

36  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2020 (unaudited)

DYNAMIC TARGET 2020 FUND

Value
Investment Companies: 100.05%

Affiliated Master Portfolios: 100.05%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$1,524,079
Wells Fargo Emerging Markets Bond Portfolio	129,510
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	299,943
Wells Fargo Factor Enhanced International Equity Portfolio	1,012,619
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	1,931,996
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	481,240
Wells Fargo High Yield Corporate Bond Portfolio	129,699
Wells Fargo Investment Grade Corporate Bond Portfolio	795,050
Wells Fargo Strategic Retirement Bond Portfolio	474,054
Wells Fargo U.S. REIT Portfolio	302,485

Total Investment Companies (Cost $6,499,710)	7,080,675

Total investments in securities (Cost $6,499,710)	100.05%	7,080,675

Other assets and liabilities, net	(0.05)	(3,791)

Total net assets	100.00%	$7,076,884

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

NASDAQ 100 E-Mini Index	1	9-18-2020	$220,981	$242,280	$21,299	$0

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  37

Portfolio of investments—August 31, 2020 (unaudited)

DYNAMIC TARGET 2020 FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.23%	0.26%	$26,204	$(82,096)	$12,719	$0	$36	$1,524,079
Wells Fargo Emerging Markets Bond Portfolio	0.30	0.36	230	(10,529)	3,033	0	1	129,510
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.13	0.14	(23,489)	8,043	2	5,813	11	299,943
Wells Fargo Factor Enhanced International Equity Portfolio	0.16	0.16	(26,848)	114,516	5	17,591	37	1,012,619
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.18	0.22	76,275	231,787	12	17,251	93	1,931,996
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.19	0.22	(40,256)	95,233	4	3,198	27	481,240
Wells Fargo High Yield Corporate Bond Portfolio	0.23	0.07	(5,056)	(3,579)	3,644	0	4	129,699
Wells Fargo Investment Grade Corporate Bond Portfolio	0.30	0.36	5,816	(34,569)	12,500	0	5	795,050
Wells Fargo Strategic Retirement Bond Portfolio	0.63	0.73	5,212	(14,070)	3,020	0	2	474,054
Wells Fargo U.S. REIT Portfolio	1.09	1.25	(20,693)	(11,990)	0	5,075	4	302,485

			$(2,605)	$292,746	$34,939	$48,928	$220	$7,080,675	100.05%

The accompanying notes are an integral part of these financial statements.

38  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2020 (unaudited)

DYNAMIC TARGET 2025 FUND

Value
Investment Companies: 100.76%

Affiliated Master Portfolios: 100.76%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$1,837,498
Wells Fargo Emerging Markets Bond Portfolio	154,847
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	547,118
Wells Fargo Factor Enhanced International Equity Portfolio	1,844,015
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	3,374,521
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	842,402
Wells Fargo High Yield Corporate Bond Portfolio	155,067
Wells Fargo Investment Grade Corporate Bond Portfolio	957,922
Wells Fargo Strategic Retirement Bond Portfolio	303,331
Wells Fargo U.S. REIT Portfolio	290,414

Total Investment Companies (Cost $9,452,581)	10,307,135

Total investments in securities (Cost $9,452,581)	100.76%	10,307,135

Other assets and liabilities, net	(0.76)	(78,249)

Total net assets	100.00%	$10,228,886

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

NASDAQ 100 E-Mini Index	1	9-18-2020	$220,981	$242,280	$21,299	$0

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  39

Portfolio of investments—August 31, 2020 (unaudited)

DYNAMIC TARGET 2025 FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.23%	0.26%	$30,854	$(93,414)	$15,208	$0	$43	$1,837,498
Wells Fargo Emerging Markets Bond Portfolio	0.30	0.36	281	(11,803)	3,617	0	2	154,847
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.13	0.14	(42,690)	18,364	4	10,608	19	547,118
Wells Fargo Factor Enhanced International Equity Portfolio	0.16	0.16	(48,480)	194,693	10	31,468	66	1,844,015
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.18	0.22	135,943	348,701	20	29,651	161	3,374,521
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.19	0.22	(70,547)	152,456	7	5,470	46	842,402
Wells Fargo High Yield Corporate Bond Portfolio	0.23	0.07	(6,128)	(3,920)	4,335	0	5	155,067
Wells Fargo Investment Grade Corporate Bond Portfolio	0.30	0.36	6,926	(42,733)	14,801	0	7	957,922
Wells Fargo Strategic Retirement Bond Portfolio	0.63	0.73	3,285	(9,402)	1,872	0	1	303,331
Wells Fargo U.S. REIT Portfolio	1.09	1.25	(19,441)	(12,929)	0	5,244	3	290,414

			$(9,997)	$540,013	$39,874	$82,441	$353	$10,307,135	100.76%

The accompanying notes are an integral part of these financial statements.

40  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2020 (unaudited)

DYNAMIC TARGET 2030 FUND

Value
Investment Companies: 100.65%

Affiliated Master Portfolios: 100.65%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$1,318,930
Wells Fargo Emerging Markets Bond Portfolio	110,617
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	606,229
Wells Fargo Factor Enhanced International Equity Portfolio	2,049,502
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	3,591,655
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	894,811
Wells Fargo High Yield Corporate Bond Portfolio	110,777
Wells Fargo Investment Grade Corporate Bond Portfolio	687,965
Wells Fargo Strategic Retirement Bond Portfolio	64,455
Wells Fargo U.S. REIT Portfolio	92,893

Total Investment Companies (Cost $8,618,972)	9,527,834

Total investments in securities (Cost $8,618,972)	100.65%	9,527,834

Other assets and liabilities, net	(0.65)	(61,083)

Total net assets	100.00%	$9,466,751

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

NASDAQ 100 E-Mini Index	1	9-18-2020	$220,981	$242,280	$21,299	$0

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  41

Portfolio of investments—August 31, 2020 (unaudited)

DYNAMIC TARGET 2030 FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.23%	0.26%	$19,943	$8,487	$10,192	$0	$29	$1,318,930
Wells Fargo Emerging Markets Bond Portfolio	0.30	0.36	230	(1,583)	2,419	0	1	110,617
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.13	0.14	(42,935)	62,423	4	11,171	19	606,229
Wells Fargo Factor Enhanced International Equity Portfolio	0.16	0.16	(47,468)	188,493	10	32,418	66	2,049,502
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.18	0.22	142,838	223,747	19	29,370	158	3,591,655
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.19	0.22	(69,758)	119,026	7	5,388	44	894,811
Wells Fargo High Yield Corporate Bond Portfolio	0.23	0.07	(3,996)	2,531	2,905	0	3	110,777
Wells Fargo Investment Grade Corporate Bond Portfolio	0.30	0.36	4,553	1,365	9,830	0	4	687,965
Wells Fargo Strategic Retirement Bond Portfolio	0.63	0.73	635	871	372	0	0	64,455
Wells Fargo U.S. REIT Portfolio	1.09	1.25	(5,616)	(202)	0	1,426	1	92,893

			$(1,574)	$605,158	$25,758	$79,773	$325	$9,527,834	100.65%

The accompanying notes are an integral part of these financial statements.

42  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2020 (unaudited)

DYNAMIC TARGET 2035 FUND

Value
Investment Companies: 100.66%

Affiliated Master Portfolios: 100.66%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$1,012,052
Wells Fargo Emerging Markets Bond Portfolio	85,359
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	630,497
Wells Fargo Factor Enhanced International Equity Portfolio	2,144,341
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	3,595,621
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	895,596
Wells Fargo High Yield Corporate Bond Portfolio	85,482
Wells Fargo Investment Grade Corporate Bond Portfolio	527,306

Total Investment Companies (Cost $8,101,828)	8,976,254

Total investments in securities (Cost $8,101,828)	100.66%	8,976,254

Other assets and liabilities, net	(0.66)	(59,228)

Total net assets	100.00%	$8,917,026

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

NASDAQ 100 E-Mini Index	1	9-18-2020	$220,981	$242,280	$21,299	$0

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  43

Portfolio of investments—August 31, 2020 (unaudited)

DYNAMIC TARGET 2035 FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.15%	0.17%	$15,314	$1,134	$7,563	$0	$23	$1,012,052
Wells Fargo Emerging Markets Bond Portfolio	0.19	0.24	163	(1,140)	1,893	0	2	85,359
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.26	0.30	(52,815)	65,698	8	9,685	20	630,497
Wells Fargo Factor Enhanced International Equity Portfolio	0.32	0.34	(50,502)	202,146	10	30,348	70	2,144,341
Wells Fargo Factor Enhanced U.S Large Cap Equity Portfolio	0.32	0.40	147,898	227,170	20	33,986	146	3,595,621
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.33	0.40	(67,730)	121,615	7	6,679	45	895,596
Wells Fargo High Yield Corporate Bond Portfolio	0.14	0.05	(3,141)	2,125	2,264	0	2	85,482
Wells Fargo Investment Grade Corporate Bond Portfolio	0.19	0.24	3,411	2,873	7,908	0	3	527,306

			$(7,402)	$621,621	$19,673	$80,698	$311	$8,976,254	100.66%

The accompanying notes are an integral part of these financial statements.

44  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2020 (unaudited)

DYNAMIC TARGET 2040 FUND

Value
Investment Companies: 100.38%

Affiliated Master Portfolios: 100.38%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$717,177
Wells Fargo Emerging Markets Bond Portfolio	60,486
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	662,476
Wells Fargo Factor Enhanced International Equity Portfolio	2,236,252
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	3,614,321
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	901,482
Wells Fargo High Yield Corporate Bond Portfolio	60,558
Wells Fargo Investment Grade Corporate Bond Portfolio	373,673

Total Investment Companies (Cost $7,743,253)	8,626,425

Total investments in securities (Cost $7,743,253)	100.38%	8,626,425

Other assets and liabilities, net	(0.38)	(32,499)

Total net assets	100.00%	$8,593,926

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

NASDAQ 100 E-Mini Index	1	9-18-2020	$220,981	$242,280	$21,299	$0

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  45

Portfolio of investments—August 31, 2020 (unaudited)

DYNAMIC TARGET 2040 FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.10%	0.12%	$10,491	$(977)	$5,026	$0	$16	$717,177
Wells Fargo Emerging Markets Bond Portfolio	0.12	0.17	131	(546)	1,293	0	0	60,486
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.25	0.32	(45,379)	54,511	5	9,786	21	662,476
Wells Fargo Factor Enhanced International Equity Portfolio	0.31	0.35	(49,949)	219,213	10	30,554	69	2,236,252
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.30	0.41	141,241	253,793	19	32,991	149	3,614,321
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.31	0.40	(67,530)	130,296	6	6,464	43	901,482
Wells Fargo High Yield Corporate Bond Portfolio	0.10	0.03	(2,106)	1,748	1,552	0	1	60,558
Wells Fargo Investment Grade Corporate Bond Portfolio	0.13	0.17	2,330	2,525	5,401	0	2	373,673

			$(10,771)	$660,563	$13,312	$79,795	$301	$8,626,425	100.38%

The accompanying notes are an integral part of these financial statements.

46  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2020 (unaudited)

DYNAMIC TARGET 2045 FUND

Value
Investment Companies: 100.37%

Affiliated Master Portfolios: 100.37%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$370,655
Wells Fargo Emerging Markets Bond Portfolio	31,235
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	569,836
Wells Fargo Factor Enhanced International Equity Portfolio	1,927,602
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	3,056,448
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	760,644
Wells Fargo High Yield Corporate Bond Portfolio	31,151
Wells Fargo Investment Grade Corporate Bond Portfolio	193,807

Total Investment Companies (Cost $6,181,364)	6,941,378

Total investments in securities (Cost $6,181,364)	100.37%	6,941,378

Other assets and liabilities, net	(0.37)	(25,696)

Total net assets	100.00%	$6,915,682

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

NASDAQ 100 E-Mini Index	1	9-18-2020	$220,981	$242,280	$21,299	$0

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  47

Portfolio of investments—August 31, 2020 (unaudited)

DYNAMIC TARGET 2045 FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.05%	0.06%	$6,283	$(17,529)	$2,600	$0	$8	$370,655
Wells Fargo Emerging Markets Bond Portfolio	0.07	0.09	115	(784)	690	0	0	31,235
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.24	0.27	(40,003)	558,820	4	8,723	19	569,836
Wells Fargo Factor Enhanced International Equity Portfolio	0.29	0.30	(42,318)	(74,327)	10	27,140	63	1,927,602
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.28	0.34	124,686	2,303	17	28,686	119	3,056,448
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.29	0.34	(58,714)	58,391	6	5,632	39	760,644
Wells Fargo High Yield Corporate Bond Portfolio	0.05	0.02	(1,080)	291	826	0	1	31,151
Wells Fargo Investment Grade Corporate Bond Portfolio	0.07	0.09	1,622	(15,073)	2,880	0	1	193,807

			$(9,409)	$512,092	$7,033	$70,181	$250	$6,941,378	100.37%

The accompanying notes are an integral part of these financial statements.

48  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2020 (unaudited)

DYNAMIC TARGET 2050 FUND

Value
Investment Companies: 100.32%

Affiliated Master Portfolios: 100.32%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$180,855
Wells Fargo Emerging Markets Bond Portfolio	15,249
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	526,194
Wells Fargo Factor Enhanced International Equity Portfolio	1,783,066
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	2,778,777
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	691,801
Wells Fargo High Yield Corporate Bond Portfolio	15,173
Wells Fargo Investment Grade Corporate Bond Portfolio	94,474

Total Investment Companies (Cost $5,379,345)	6,085,589

Total investments in securities (Cost $5,379,345)	100.32%	6,085,589

Other assets and liabilities, net	(0.32)	(19,587)

Total net assets	100.00%	$6,066,002

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Short

NASDAQ 100 E-Mini Index	1	9-18-2020	$220,981	$242,280	$21,299	$0

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  49

Portfolio of investments—August 31, 2020 (unaudited)

DYNAMIC TARGET 2050 FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.03%	0.03%	$2,778	$5,145	$1,294	$0	$4	$180,855
Wells Fargo Emerging Markets Bond Portfolio	0.03	0.04	32	(237)	337	0	0	15,249
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.22	0.25	(37,773)	52,317	4	8,086	18	526,194
Wells Fargo Factor Enhanced International Equity Portfolio	0.27	0.28	(41,769)	149,948	9	25,150	62	1,783,066
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.25	0.31	108,859	165,548	16	26,113	120	2,778,777
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.27	0.31	(54,480)	91,110	5	5,126	36	691,801
Wells Fargo High Yield Corporate Bond Portfolio	0.03	0.01	(558)	358	404	0	0	15,173
Wells Fargo Investment Grade Corporate Bond Portfolio	0.04	0.04	646	180	1,306	0	1	94,474

			$(22,265)	$464,369	$3,375	$64,475	$241	$6,085,589	100.32%

The accompanying notes are an integral part of these financial statements.

50  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2020 (unaudited)

DYNAMIC TARGET 2055 FUND

Value
Investment Companies: 100.21%

Affiliated Master Portfolios: 100.21%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$187,368
Wells Fargo Emerging Markets Bond Portfolio	15,791
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	543,831
Wells Fargo Factor Enhanced International Equity Portfolio	1,842,810
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	2,872,748
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	714,991
Wells Fargo High Yield Corporate Bond Portfolio	15,726
Wells Fargo Investment Grade Corporate Bond Portfolio	97,876

Total Investment Companies (Cost $ 5,572,842)	6,291,141

Total investments in securities (Cost $5,572,842)	100.21%	6,291,141

Other assets and liabilities, net	(0.21)	(13,457)

Total net assets	100.00%	$6,277,684

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

NASDAQ 100 E-Mini Index	1	9-18-2020	$220,981	$242,280	$21,299	$0

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  51

Portfolio of investments—August 31, 2020 (unaudited)

DYNAMIC TARGET 2055 FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.03%	0.03%	$2,844	$5,175	$1,351	$0	$4	$187,368
Wells Fargo Emerging Markets Bond Portfolio	0.04	0.04	33	(235)	347	0	0	15,791
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.23	0.26	(38,825)	54,412	4	8,312	18	543,831
Wells Fargo Factor Enhanced International Equity Portfolio	0.28	0.29	(43,042)	156,485	9	25,888	60	1,842,810
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.26	0.32	112,497	170,487	16	26,901	128	2,872,748
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.27	0.32	(56,225)	95,897	5	5,281	36	714,991
Wells Fargo High Yield Corporate Bond Portfolio	0.03	0.01	(574)	367	417	0	1	15,726
Wells Fargo Investment Grade Corporate Bond Portfolio	0.04	0.04	657	253	1,339	0	1	97,876

			$(22,635)	$482,841	$3,488	$66,382	$248	$6,291,141	100.21%

The accompanying notes are an integral part of these financial statements.

52  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2020 (unaudited)

DYNAMIC TARGET 2060 FUND

Value
Investment Companies: 100.56%

Affiliated Master Portfolios: 100.56%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$172,450
Wells Fargo Emerging Markets Bond Portfolio	14,541
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	502,041
Wells Fargo Factor Enhanced International Equity Portfolio	1,701,195
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	2,650,850
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	660,047
Wells Fargo High Yield Corporate Bond Portfolio	14,534
Wells Fargo Investment Grade Corporate Bond Portfolio	90,164
Wells Fargo U.S. REIT Portfolio	5,569

Total Investment Companies (Cost $5,126,280)	5,811,391

Total investments in securities (Cost $5,126,280)	100.56%	5,811,391

Other assets and liabilities, net	(0.56)	(32,088)

Total net assets	100.00%	$5,779,303

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Short

NASDAQ 100 E-Mini Index	1	9-18-2020	$220,981	$242,280	$21,299	$0

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  53

Portfolio of investments—August 31, 2020 (unaudited)

DYNAMIC TARGET 2060 FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.03%	0.03%	$2,671	$(487)	$1,250	$0	$4	$172,450
Wells Fargo Emerging Markets Bond Portfolio	0.03	0.04	31	(236)	323	0	0	14,541
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.22	0.24	(36,309)	48,835	4	7,736	17	502,041
Wells Fargo Factor Enhanced International Equity Portfolio	0.27	0.27	(40,311)	144,862	9	24,143	57	1,701,195
Wells Fargo Factor Enhanced U.S Large Cap Equity Portfolio	0.25	0.30	103,659	154,666	15	25,020	121	2,650,850
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.26	0.30	(52,173)	84,215	5	4,919	34	660,047
Wells Fargo High Yield Corporate Bond Portfolio	0.03	0.01	(534)	331	388	103	0	14,534
Wells Fargo Investment Grade Corporate Bond Portfolio	0.03	0.04	626	184	1,238	0	1	90,164
Wells Fargo U.S. REIT Portfolio	0.02	0.02	(369)	(389)	0	0	0	5,569

			$(22,709)	$431,981	$3,232	$61,921	$234	$5,811,391	100.56%

The accompanying notes are an integral part of these financial statements.

54  |  Target Date Retirement Funds

This page is intentionally left blank.

Statements of assets and liabilities—August 31, 2020 (unaudited)

	Dynamic Target Today Fund	Dynamic Target 2015 Fund

Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$7,179,024	$5,985,986
Cash	10,000	10,000
Segregated cash for futures contracts	23,996	23,996
Receivable for Fund shares sold	2,445	0
Receivable for daily variation margin on open futures contracts	2,507	2,442
Prepaid expenses and other assets	75,398	59,555

Total assets	7,293,370	6,081,979

Liabilities
Management fee payable	40,381	39,650
Administration fees payable	349	245
Distribution fee payable	12	11
Shareholder report expenses payable	47,212	42,066
Custody and accounting fees payable	4,758	4,573
Professional fees payable	23,002	23,253
Trustees’ fees and expenses payable	4,399	4,459
Accrued expenses and other liabilities	289	230

Total liabilities	120,402	114,487

Total net assets	$7,172,968	$5,967,492

Net assets consist of
Paid-in capital	$6,370,939	$5,293,230
Total distributable earnings	802,029	674,262

Total net assets	$7,172,968	$5,967,492

Computation of net asset value and offering price per share
Net assets – Class A	$941,134	$480,310
Shares outstanding – Class A1	83,572	43,432
Net asset value per share – Class A	$11.26	$11.06
Maximum offering price per share – Class A2	$11.95	$11.73
Net assets – Class C	$115,258	$113,281
Shares outstanding – Class C1	10,163	10,180
Net asset value per share – Class C	$11.34	$11.13
Net assets – Class R4	$116,075	$114,022
Share outstanding – Class R4[1]	10,279	10,296
Net asset value per share – Class R4	$11.29	$11.07
Net assets – Class R6	$6,000,501	$5,259,879
Shares outstanding – Class R6[1]	530,809	474,416
Net asset value per share – Class R6	$11.30	$11.09

Investments in affiliated Master Portfolios, at cost	$6,615,650	$5,433,648

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

56  |  Target Date Retirement Funds

Statements of assets and liabilities—August 31, 2020 (unaudited)

Dynamic Target 2020 Fund	Dynamic Target 2025 Fund	Dynamic Target 2030 Fund	Dynamic Target 2035 Fund	Dynamic Target 2040 Fund	Dynamic Target 2045 Fund	Dynamic Target 2050 Fund

$7,080,675	$10,307,135	$9,527,834	$8,976,254	$8,626,425	$6,941,378	$6,085,589
10,000	10,000	10,000	10,000	10,000	10,000	10,000
18,996	17,992	21,992	21,992	27,992	20,994	31,993
1,413	5,063	5,319	6,484	3,081	4,412	3,953
2,449	2,786	3,212	3,201	3,380	2,451	2,447
69,750	5,993	21,605	21,739	18,921	46,155	33,958

7,183,283	10,348,969	9,589,962	9,039,670	8,689,799	7,025,390	6,167,940

38,923	34,074	35,655	35,539	32,649	32,256	33,576
404	760	705	395	673	277	219
32	23	14	18	16	24	21
42,582	44,515	45,342	45,745	31,145	45,370	49,924
4,010	4,450	4,446	4,265	4,946	4,029	4,824
15,524	31,651	31,608	31,772	20,948	23,091	8,004
4,459	4,500	4,570	4,570	4,753	4,459	4,437
465	110	871	340	743	202	933

106,399	120,083	123,211	122,644	95,873	109,708	101,938

$7,076,884	$10,228,886	$9,466,751	$8,917,026	$8,593,926	$6,915,682	$6,066,002

$6,346,149	$9,123,833	$8,382,863	$7,860,257	$7,666,813	$6,137,000	$5,418,837
730,735	1,105,053	1,083,888	1,056,769	927,113	778,682	647,165

$7,076,884	$10,228,886	$9,466,751	$8,917,026	$8,593,926	$6,915,682	$6,066,002

$1,310,584	$3,072,646	$2,998,445	$983,066	$2,899,338	$533,837	$296,436
119,279	271,889	268,130	88,416	265,466	49,074	27,466
$10.99	$11.30	$11.18	$11.12	$10.92	$10.88	$10.79
$11.66	$11.99	$11.86	$11.80	$11.59	$11.54	$11.45
$145,937	$132,381	$115,981	$121,587	$116,214	$127,777	$121,934
13,174	11,617	10,303	10,843	10,544	11,667	11,255
$11.08	$11.40	$11.26	$11.21	$11.02	$10.95	$10.83
$114,610	$117,765	$116,965	$116,393	$114,559	$114,166	$112,961
10,356	10,347	10,369	10,388	10,387	10,408	10,410
$11.07	$11.38	$11.28	$11.20	$11.03	$10.97	$10.85
$5,505,753	$6,906,094	$6,235,360	$7,695,980	$5,463,815	$6,139,902	$5,534,671
496,851	606,060	552,004	685,899	494,718	558,810	509,343
$11.08	$11.40	$11.30	$11.22	$11.04	$10.99	$10.87

$6,499,710	$9,452,581	$8,618,972	$8,101,828	$7,743,253	$6,181,364	$5,379,345

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  57

Statements of assets and liabilities—August 31, 2020 (unaudited)

	Dynamic Target 2055 Fund	Dynamic Target 2060 Fund

Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$6,291,141	$5,811,391
Cash	10,000	10,000
Segregated cash for futures contracts	33,995	19,994
Receivable for Fund shares sold	5,720	1,601
Receivable for daily variation margin on open futures contracts	2,446	2,447
Prepaid expenses and other assets	36,699	34,563

Total assets	6,380,001	5,879,996

Liabilities
Management fee payable	34,094	31,608
Administration fees payable	225	209
Distribution fee payable	18	15
Shareholder report expenses payable	49,947	50,913
Custody and accounting fees payable	4,450	4,461
Professional fees payable	7,976	7,976
Trustees’ fees and expenses payable	4,454	4,454
Accrued expenses and other liabilities	1,153	1,057

Total liabilities	102,317	100,693

Total net assets	$6,277,684	$5,779,303

Net assets consist of
Paid-in capital	$5,589,801	$5,165,145
Total distributable earnings	687,883	614,158

Total net assets	$6,277,684	$5,779,303

Computation of net asset value and offering price per share
Net assets – Class A	$309,462	$289,681
Shares outstanding – Class A1	28,546	26,855
Net asset value per share – Class A	$10.84	$10.79
Maximum offering price per share – Class A2	$11.50	$11.45
Net assets – Class C	$117,573	$112,153
Shares outstanding – Class C1	10,806	10,319
Net asset value per share – Class C	$10.88	$10.87
Net assets – Class R4	$113,453	$113,460
Share outstanding – Class R4[1]	10,413	10,424
Net asset value per share – Class R4	$10.90	$10.88
Net assets – Class R6	$5,737,196	$5,264,009
Shares outstanding – Class R6[1]	526,057	482,977
Net asset value per share – Class R6	$10.91	$10.90

Investments in affiliated Master Portfolios, at cost	$5,572,842	$5,126,280

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

58  |  Target Date Retirement Funds

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Statements of operations—six months ended August 31, 2020 (unaudited)

	Dynamic Target Today Fund	Dynamic Target 2015 Fund

Investment income
Interest allocated from affiliated Master Portfolios	$50,458	$35,044
Dividends allocated from affiliated Master Portfolios*	35,968	35,937
Affiliated income allocated from affiliated Master Portfolios	187	166
Interest	44	45
Expenses allocated from affiliated Master Portfolios	(5,730)	(4,899)
Waivers allocated from affiliated Master Portfolios	2,132	1,802

Total investment income	83,059	68,095

Expenses
Management fee	5,164	4,221
Administration fees
Class A	1,035	484
Class C	114	111
Class R4	44	43
Class R6	852	743
Shareholder servicing fees
Class A	1,232	576
Class C	133	132
Class R4	55	54
Distribution fee
Class C	133	133
Custody and accounting fees	13,002	13,008
Professional fees	16,243	16,243
Registration fees	34,651	32,435
Shareholder report expenses	6,015	6,015
Trustees’ fees and expenses	11,029	11,029
Other fees and expenses	3,550	3,382

Total expenses	93,252	88,609
Less: Fee waivers and/or expense reimbursements
Fund-level	(82,803)	(81,590)
Class A	(2,267)	(1,060)
Class C	(247)	(243)
Class R4	(99)	(97)
Class R6	(852)	(743)

Net expenses	6,984	4,876

Net investment income	76,075	63,219

Payment from affiliate	1,648	1,699

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	20,500	6,410
Unaffiliated securities	26	25
Futures contracts	89,715	57,745

Net realized gains on investments	110,241	64,180

Net change in unrealized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	258,361	242,848
Futures contracts	(5,559)	(5,559)

Net change in unrealized gains (losses) on investments	252,802	237,289

Net realized and unrealized gains (losses) on investments	363,043	301,469

Net increase in net assets resulting from operations	$440,766	$366,387

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$1,924	$1,920

The accompanying notes are an integral part of these financial statements.

60  |  Target Date Retirement Funds

Statements of operations—six months ended August 31, 2020 (unaudited)

Dynamic Target 2020 Fund	Dynamic Target 2025 Fund	Dynamic Target 2030 Fund	Dynamic Target 2035 Fund	Dynamic Target 2040 Fund	Dynamic Target 2045 Fund	Dynamic Target 2050 Fund

$34,939	$39,874	$25,758	$19,673	$13,312	$7,033	$3,375
48,928	82,441	79,773	80,698	79,795	70,181	64,475
220	353	325	311	301	250	241
106	160	171	109	99	92	87
(5,941)	(8,711)	(7,593)	(7,297)	(6,980)	(5,921)	(5,303)
2,132	2,878	2,303	2,117	2,030	1,719	1,538

80,384	116,995	100,737	95,611	88,557	73,354	64,413

5,013	7,251	6,283	5,990	5,589	4,630	4,079

1,388	3,054	2,617	833	2,397	469	280
123	130	111	114	109	118	113
43	44	43	42	42	41	41
771	979	851	1,047	744	827	744

1,653	3,634	3,114	992	2,853	557	333
146	154	131	136	130	141	134
54	54	54	53	52	51	51

175	195	129	145	130	164	147
13,008	13,011	13,011	13,008	13,008	13,006	13,304
16,243	16,243	16,243	16,244	16,243	16,243	16,243
31,782	34,651	29,161	29,161	41,094	34,120	29,161
6,015	6,015	6,015	6,015	6,015	6,015	6,015
11,029	11,029	11,029	11,029	11,029	11,029	11,029
3,550	4,207	4,205	4,205	3,550	3,550	3,550

90,993	100,651	92,997	89,014	102,985	90,961	85,224

(79,436)	(80,273)	(75,707)	(79,624)	(87,451)	(84,381)	(79,965)
(3,041)	(6,688)	(5,731)	(1,825)	(5,250)	(1,026)	(614)
(270)	(285)	(242)	(250)	(239)	(259)	(247)
(97)	(98)	(87)	(95)	(94)	(92)	(92)
(771)	(979)	(851)	(1,047)	(744)	(827)	(744)

7,378	12,328	10,379	6,173	9,207	4,376	3,562

73,006	104,667	90,358	89,438	79,350	68,978	60,851

1,768	1,794	1,378	1,801	1,690	1,821	1,735

(2,605)	(9,997)	(1,574)	(7,402)	(10,771)	(9,409)	(22,265)
47	76	70	65	58	57	58
96,710	249,104	233,661	261,011	174,606	181,443	140,480

94,152	239,183	232,157	253,674	163,893	172,091	118,273

292,746	540,013	605,158	621,621	660,563	512,092	464,369
(7,667)	(27,621)	(23,122)	(21,067)	(23,122)	(5,464)	7,173

285,079	512,392	582,036	600,554	637,441	506,628	471,542

379,231	751,575	814,193	854,228	801,334	678,719	589,815

$454,005	$858,036	$905,929	$945,467	$882,374	$749,518	$652,401

$2,664	$4,798	$4,931	$5,184	$5,205	$4,619	$4,273

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  61

Statements of operations—six months ended August 31, 2020 (unaudited)

	Dynamic Target 2055 Fund	Dynamic Target 2060 Fund

Investment income
Interest allocated from affiliated Master Portfolios	$3,488	$3,232
Dividends allocated from affiliated Master Portfolios*	66,382	61,921
Affiliated income allocated from affiliated Master Portfolios	248	234
Interest	79	87
Expenses allocated from affiliated Master Portfolios	(5,463)	(5,094)
Waivers allocated from affiliated Master Portfolios	1,584	1,482

Total investment income	66,318	61,862

Expenses
Management fee	4,201	3,899
Administration fees
Class A	277	281
Class C	108	105
Class R4	41	41
Class R6	770	709
Shareholder servicing fees
Class A	329	333
Class C	129	125
Class R4	51	51
Distribution fee
Class C	127	116
Custody and accounting fees	13,306	13,006
Professional fees	16,243	16,243
Registration fees	34,318	29,161
Shareholder report expenses	6,015	6,015
Trustees’ fees and expenses	11,029	11,029
Other fees and expenses	3,578	3,578

Total expenses	90,522	84,692
Less: Fee waivers and/or expense reimbursements
Fund-level	(85,225)	(79,640)
Class A	(606)	(614)
Class C	(237)	(230)
Class R4	(92)	(92)
Class R6	(770)	(709)

Net expenses	3,592	3,407

Net investment income	62,726	58,455

Payment from affiliate	1,693	1,632

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	(22,635)	(22,709)
Unaffiliated securities	52	58
Futures contracts	164,662	134,890

Net realized gains on investments	142,079	112,239

Net change in unrealized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	482,841	431,981
Futures contracts	7,173	7,173

Net change in unrealized gains (losses) on investments	490,014	439,154

Net realized and unrealized gains (losses) on investments	632,093	551,393

Net increase in net assets resulting from operations	$696,512	$611,480

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$4,396	$4,099

The accompanying notes are an integral part of these financial statements.

62  |  Target Date Retirement Funds

Statements of changes in net assets

	Dynamic Target Today Fund
	Six months ended August 31, 2020 (unaudited)		Year ended February 29, 2020

Operations
Net investment income		$76,075		$151,322
Payment from affiliate		1,648		0
Net realized gains on investments		110,241		108,776
Net change in unrealized gains (losses) on investments		252,802		158,255

Net increase in net assets resulting from operations		440,766		418,353

Distributions to shareholders from net income and net realized gains
Class A		0		(21,015)
Class C		0		(1,480)
Class R4		0		(2,302)
Class R6		0		(126,076)

Total distributions to shareholders		0		(150,873)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	7,556	81,000	64,419	692,848
Class C	49	500	566	5,800
Class R6	14,421	152,266	53,955	572,915

		233,766		1,271,563

Reinvestment of distributions
Class A	0	0	1,743	18,807
Class C	0	0	7	78
Class R6	0	0	1,162	12,544

		0		31,429

Payment for shares redeemed
Class A	(20,367)	(220,104)	(9,330)	(100,493)
Class C	(49)	(538)	(573)	(6,241)
Class R6	(5,759)	(63,875)	(6,593)	(71,668)

		(284,517)		(178,402)

Net increase (decrease) in net assets resulting from capital share transactions		(50,751)		1,124,590

Total increase in net assets		390,015		1,392,070

Net assets
Beginning of period		6,782,953		5,390,883

End of period		$7,172,968		$6,782,953

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  63

Statements of changes in net assets

	Dynamic Target 2015 Fund
	Six months ended August 31, 2020 (unaudited)		Year ended February 29, 2020

Operations
Net investment income		$63,219		$136,159
Payment from affiliate		1,699		0
Net realized gains on investments		64,180		113,540
Net change in unrealized gains (losses) on investments		237,289		112,702

Net increase in net assets resulting from operations		366,387		362,401

Distributions to shareholders from net investment income and net realized gains
Class A		0		(9,562)
Class C		0		(1,643)
Class R4		0		(2,549)
Class R6		0		(124,757)

Total distributions to shareholders		0		(138,511)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,990	20,000	18,133	187,636
Reinvestment of distributions
Class A	0	0	685	7,332
Payment for shares redeemed
Class A	(2,793)	(28,357)	(13,627)	(143,495)

Net increase (decrease) in net assets resulting from capital share transactions		(8,357)		51,473

Total increase in net assets		358,030		275,363

Net assets
Beginning of period		5,609,462		5,334,099

End of period		$5,967,492		$5,609,462

The accompanying notes are an integral part of these financial statements.

64  |  Target Date Retirement Funds

Statements of changes in net assets

	Dynamic Target 2020 Fund
	Six months ended August 31, 2020 (unaudited)		Year ended February 29, 2020

Operations
Net investment income		$73,006		$144,942
Payment from affiliate		1,768		0
Net realized gains on investments		94,152		123,878
Net change in unrealized gains (losses) on investments		285,079		49,649

Net increase in net assets resulting from operations		454,005		318,469

Distributions to shareholders from net investment income and net realized gains
Class A		0		(25,690)
Class C		0		(1,373)
Class R4		0		(2,277)
Class R6		0		(116,241)

Total distributions to shareholders		0		(145,581)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	38,644	390,933	107,841	1,133,041
Class C	2,924	30,529	0	0
Class R6	2,087	21,657	17,310	180,246

		443,119		1,313,287

Reinvestment of distributions
Class A	0	0	2,193	23,471
Class R6	0	0	367	3,947

		0		27,418

Payment for shares redeemed
Class A	(58,971)	(585,497)	(32,999)	(343,229)
Class R6	(15)	(153)	(13)	(142)

		(585,650)		(343,371)

Net increase (decrease) in net assets resulting from capital share transactions		(142,531)		997,334

Total increase in net assets		311,474		1,170,222

Net assets
Beginning of period		6,765,410		5,595,188

End of period		$7,076,884		$6,765,410

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  65

Statements of changes in net assets

	Dynamic Target 2025 Fund
	Six months ended August 31, 2020 (unaudited)		Year ended February 29, 2020

Operations
Net investment income		$104,667		$188,039
Payment from affiliate		1,794		0
Net realized gains on investments		239,183		156,683
Net change in unrealized gains (losses) on investments		512,392		112

Net increase in net assets resulting from operations		858,036		344,834

Distributions to shareholders from net investment income and net realized gains
Class A		0		(47,670)
Class C		0		(1,476)
Class R4		0		(2,127)
Class R6		0		(134,882)

Total distributions to shareholders		0		(186,155)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	31,390	320,936	124,386	1,302,775
Class C	44	450	268	2,900
Class R6	8,901	93,146	163,537	1,735,695

		414,532		3,041,370

Reinvestment of distributions
Class A	0	0	4,188	45,780
Class C	0	0	28	301
Class R6	0	0	2,659	29,225

		0		75,306

Payment for shares redeemed
Class A	(35,040)	(360,207)	(44,031)	(469,581)
Class C	(522)	(5,489)	(1,039)	(11,500)
Class R6	(39,188)	(402,121)	(6,576)	(71,845)

		(767,817)		(552,926)

Net increase (decrease) in net assets resulting from capital share transactions		(353,285)		2,563,750

Total increase in net assets		504,751		2,722,429

Net assets
Beginning of period		9,724,135		7,001,706

End of period		$10,228,886		$9,724,135

The accompanying notes are an integral part of these financial statements.

66  |  Target Date Retirement Funds

Statements of changes in net assets

	Dynamic Target 2030 Fund
	Six months ended August 31, 2020 (unaudited)		Year ended February 29, 2020

Operations
Net investment income		$90,358		$156,690
Payment from affiliate		1,378		0
Net realized gains on investments		232,157		125,100
Net change in unrealized gains (losses) on investments		582,036		(28,427)

Net increase in net assets resulting from operations		905,929		253,363

Distributions to shareholders from net investment income and net realized gains
Class A		0		(29,569)
Class C		0		(558)
Class R4		0		(2,035)
Class R6		0		(125,609)

Total distributions to shareholders		0		(157,771)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	62,354	645,576	144,551	1,511,865
Class R6	8,168	84,490	119,094	1,224,410

		730,066		2,736,275

Reinvestment of distributions
Class A	0	0	2,428	26,197
Class R6	0	0	2,241	24,358

		0		50,555

Payment for shares redeemed
Class A	(23,348)	(238,010)	(19,512)	(201,894)
Class C	0	0	(5,192)	(55,089)
Class R6	(60)	(611)	(55,148)	(597,605)

		(238,621)		(854,588)

Net increase in net assets resulting from capital share transactions		491,445		1,932,242

Total increase in net assets		1,397,374		2,027,834

Net assets
Beginning of period		8,069,377		6,041,543

End of period		$9,466,751		$8,069,377

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  67

Statements of changes in net assets

	Dynamic Target 2035 Fund
	Six months ended August 31, 2020 (unaudited)		Year ended February 29, 2020

Operations
Net investment income		$89,438		$148,730
Payment from affiliate		1,801		0
Net realized gains on investments		253,674		112,442
Net change in unrealized gains (losses) on investments		600,554		(77,311)

Net increase in net assets resulting from operations		945,467		183,861

Distributions to shareholders from net investment income and net realized gains
Class A		0		(10,587)
Class C		0		(1,100)
Class R4		0		(1,911)
Class R6		0		(133,706)

Total distributions to shareholders		0		(147,304)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	29,129	298,008	26,199	273,961
Class C	103	1,076	948	10,002
Class R6	17,331	174,549	199,224	2,018,216

		473,633		2,302,179

Reinvestment of distributions
Class A	0	0	831	8,898
Class C	0	0	4	47
Class R6	0	0	3,543	38,157

		0		47,102

Payment for shares redeemed
Class A	(14,351)	(143,161)	(6,312)	(63,239)
Class C	0	0	(561)	(6,055)
Class R6	(7,943)	(82,953)	(4,838)	(51,447)

		(226,114)		(120,741)

Net increase in net assets resulting from capital share transactions		247,519		2,228,540

Total increase in net assets		1,192,986		2,265,097

Net assets
Beginning of period		7,724,040		5,458,943

End of period		$8,917,026		$7,724,040

The accompanying notes are an integral part of these financial statements.

68  |  Target Date Retirement Funds

Statements of changes in net assets

	Dynamic Target 2040 Fund
	Six months ended August 31, 2020 (unaudited)		Year ended February 29, 2020

Operations
Net investment income		$79,350		$135,774
Payment from affiliate		1,690		0
Net realized gains on investments		163,893		97,466
Net change in unrealized gains (losses) on investments		637,441		(118,440)

Net increase in net assets resulting from operations		882,374		114,800

Distributions to shareholders from net investment income and net realized gains
Class A		0		(30,165)
Class C		0		(1,101)
Class R4		0		(1,982)
Class R6		0		(101,722)

Total distributions to shareholders		0		(134,970)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	81,163	785,570	143,696	1,472,631
Class C	213	2,091	53	548
Class R6	4,780	47,991	18,839	189,983

		835,652		1,663,162

Reinvestment of distributions
Class A	0	0	2,661	28,283
Class R6	0	0	299	3,204

		0		31,487

Payment for shares redeemed
Class A	(4,827)	(47,090)	(3,647)	(37,457)
Class R6	(3,804)	(37,114)	(3,916)	(40,282)

		(84,204)		(77,739)

Net increase in net assets resulting from capital share transactions		751,448		1,616,910

Total increase in net assets		1,633,822		1,596,740

Net assets
Beginning of period		6,960,104		5,363,364

End of period		$8,593,926		$6,960,104

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  69

Statements of changes in net assets

	Dynamic Target 2045 Fund
	Six months ended August 31, 2020 (unaudited)		Year ended February 29, 2020

Operations
Net investment income		$68,978		$125,715
Payment from affiliate		1,821		0
Net realized gains on investments		172,091		99,642
Net change in unrealized gains (losses) on investments		506,628		(119,109)

Net increase in net assets resulting from operations		749,518		106,248

Distributions to shareholders from net investment income and net realized gains
Class A		0		(7,258)
Class C		0		(1,297)
Class R4		0		(2,030)
Class R6		0		(115,733)

Total distributions to shareholders		0		(126,318)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	9,514	95,043	14,979	152,471
Class C	356	3,504	792	7,984
Class R6	9,188	89,970	74,309	741,092

		188,517		901,547

Reinvestment of distributions
Class A	0	0	515	5,458
Class C	0	0	10	108
Class R6	0	0	1,399	14,937

		0		20,503

Payment for shares redeemed
Class A	(3,003)	(30,203)	(6,739)	(67,305)
Class C	0	0	(4)	(40)
Class R6	(3,815)	(36,014)	(1,775)	(18,548)

		(66,217)		(85,893)

Net increase in net assets resulting from capital share transactions		122,300		836,157

Total increase in net assets		871,818		816,087

Net assets
Beginning of period		6,043,864		5,227,777

End of period		$6,915,682		$6,043,864

The accompanying notes are an integral part of these financial statements.

70  |  Target Date Retirement Funds

Statements of changes in net assets

	Dynamic Target 2050 Fund
	Six months ended August 31, 2020 (unaudited)		Year ended February 29, 2020

Operations
Net investment income		$60,851		$117,222
Payment from affiliate		1,735		0
Net realized gains on investments		118,273		96,629
Net change in unrealized gains (losses) on investments		471,542		(136,262)

Net increase in net assets resulting from operations		652,401		77,589

Distributions to shareholders from net investment income and net realized gains
Class A		0		(4,640)
Class C		0		(1,391)
Class R4		0		(2,164)
Class R6		0		(111,777)

Total distributions to shareholders		0		(119,972)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,304	31,822	6,271	62,921
Class C	235	2,300	650	6,474
Class R6	6,552	64,218	23,548	234,939

		98,340		304,334

Reinvestment of distributions
Class A	0	0	257	2,728
Class C	0	0	8	86
Class R6	0	0	460	4,893

		0		7,707

Payment for shares redeemed
Class A	(2,154)	(21,824)	(555)	(5,520)
Class C	0	0	(176)	(1,772)
Class R6	(707)	(7,535)	(110)	(1,112)

		(29,359)		(8,404)

Net increase in net assets resulting from capital share transactions		68,981		303,637

Total increase in net assets		721,382		261,254

Net assets
Beginning of period		5,344,620		5,083,366

End of period		$6,066,002		$5,344,620

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  71

Statements of changes in net assets

	Dynamic Target 2055 Fund
	Six months ended August 31, 2020 (unaudited)		Year ended February 29, 2020

Operations
Net investment income		$62,726		$117,603
Payment from affiliate		1,693		0
Net realized gains on investments		142,079		97,143
Net change in unrealized gains (losses) on investments		490,014		(139,662)

Net increase in net assets resulting from operations		696,512		75,084

Distributions to shareholders from net investment income and net realized gains
Class A		0		(4,235)
Class C		0		(1,208)
Class R4		0		(2,066)
Class R6		0		(110,175)

Total distributions to shareholders		0		(117,684)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,723	45,369	8,776	87,647
Class C	387	3,780	114	1,104
Class R6	10,370	101,174	39,081	388,425

		150,323		477,176

Reinvestment of distributions
Class A	0	0	225	2,380
Class C	0	0	1	13
Class R6	0	0	732	7,780

		0		10,173

Payment for shares redeemed
Class A	(894)	(8,607)	(802)	(8,231)
Class C	0	0	(1)	(10)
Class R6	(3,218)	(30,642)	(644)	(6,738)

		(39,249)		(14,979)

Net increase in net assets resulting from capital share transactions		111,074		472,370

Total increase in net assets		807,586		429,770

Net assets
Beginning of period		5,470,098		5,040,328

End of period		$6,277,684		$5,470,098

The accompanying notes are an integral part of these financial statements.

72  |  Target Date Retirement Funds

Statements of changes in net assets

	Dynamic Target 2060 Fund
	Six months ended August 31, 2020 (unaudited)		Year ended February 29, 2020

Operations
Net investment income		$58,455		$117,194
Payment from affiliate		1,632		0
Net realized gains on investments		112,239		96,819
Net change in unrealized gains (losses) on investments		439,154		(131,404)

Net increase in net assets resulting from operations		611,480		82,609

Distributions to shareholders from net investment income and net realized gains
Class A		0		(8,688)
Class C		0		(1,309)
Class R4		0		(2,188)
Class R6		0		(108,103)

Total distributions to shareholders		0		(120,288)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	5,930	51,902	16,240	169,838
Class R6	1,986	19,523	876	9,231

		71,425		179,069

Reinvestment of distributions
Class A	0	0	628	6,654
Class R6	0	0	10	102

		0		6,756

Payment for shares redeemed
Class A	(14,753)	(131,908)	(10,916)	(115,961)
Class C	0	0	(1)	(10)
Class R6	(156)	(1,562)	0	0

		(133,470)		(115,971)

Net increase (decrease) in net assets resulting from capital share transactions		(62,045)		69,854

Total increase in net assets		549,435		32,175

Net assets
Beginning of period		5,229,868		5,197,693

End of period		$5,779,303		$5,229,868

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  73

Financial highlights

	Beginning net asset value per share	Net investment income		Payment from affiliate	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Dynamic Target Today Fund

Class A
Six months ended August 31, 2020 (unaudited)	$10.60	0.10		0.00	0.56	0.00	0.00	$11.26
Year ended February 29, 2020	$10.11	0.21	[4]	0.00	0.50	(0.22)	0.00	$10.60
Year ended February 28, 2019[5]	$10.82	0.13		0.00	0.16	(0.15)	(0.85)	$10.11
Year ended May 31, 2018	$10.65	0.15		0.00	0.38	(0.19)	(0.17)	$10.82
Year ended May 31, 2017	$10.06	0.12	[4]	0.00	0.65	(0.09)	(0.09)	$10.65
Year ended May 31, 2016[7]	$10.00	0.06		0.00	0.03	(0.03)	0.00	$10.06

Class C
Six months ended August 31, 2020 (unaudited)	$10.56	0.06		0.16	0.56	0.00	0.00	$11.34
Year ended February 29, 2020	$10.08	0.14		0.00	0.48	(0.14)	0.00	$10.56
Year ended February 28, 2019[5]	$10.76	0.08		0.00	0.15	(0.06)	(0.85)	$10.08
Year ended May 31, 2018	$10.58	0.07		0.00	0.38	(0.10)	(0.17)	$10.76
Year ended May 31, 2017	$10.03	0.05		0.00	0.64	(0.05)	(0.09)	$10.58
Year ended May 31, 2016[7]	$10.00	0.03		0.00	0.03	(0.03)	0.00	$10.03

Class R4
Six months ended August 31, 2020 (unaudited)	$10.62	0.12		0.00	0.55	0.00	0.00	$11.29
Year ended February 29, 2020	$10.10	0.25		0.00	0.49	(0.22)	0.00	$10.62
Year ended February 28, 2019[5]	$10.81	0.16		0.00	0.16	(0.18)	(0.85)	$10.10
Year ended May 31, 2018	$10.63	0.18		0.00	0.38	(0.21)	(0.17)	$10.81
Year ended May 31, 2017	$10.07	0.16		0.00	0.64	(0.15)	(0.09)	$10.63
Year ended May 31, 2016[7]	$10.00	0.08		0.00	0.03	(0.04)	0.00	$10.07

Class R6
Six months ended August 31, 2020 (unaudited)	$10.62	0.12		0.00	0.56	0.00	0.00	$11.30
Year ended February 29, 2020	$10.10	0.27	[4]	0.00	0.49	(0.24)	0.00	$10.62
Year ended February 28, 2019[5]	$10.82	0.17		0.00	0.15	(0.19)	(0.85)	$10.10
Year ended May 31, 2018	$10.64	0.20		0.00	0.38	(0.23)	(0.17)	$10.82
Year ended May 31, 2017	$10.08	0.17		0.00	0.65	(0.17)	(0.09)	$10.64
Year ended May 31, 2016[7]	$10.00	0.09		0.00	0.03	(0.04)	0.00	$10.08

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[2]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.

[3]	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020	Year ended February 28, 2019[5]
Class A	0.10%	0.12%	0.12%
Class C	0.09	0.11	0.11
Class R4	0.09	0.11	0.11
Class R6	0.11	0.12	0.12

[4]	Calculated based upon average shares outstanding

[5]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.

[6]

Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Year ended May 31
	2018	2017	2016[7]
Class A	0.10%	0.10%	0.11%
Class C	0.10	0.10	0.10
Class R4	0.10	0.10	0.11
Class R6	0.10	0.11	0.11

[7]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

[8]

During the six months ended August 31, 2020, the Fund received a payment from an affiliate which had an impact of 1.52% on the total return. See Note 4 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

74  |  Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)				Portfolio turnover rate[2]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses	Net expenses	Total return[1]

1.84%[3]	3.17%[3]	0.68%[3]	6.23%	43%	$941
1.95%[3]	3.37%[3]	0.66%[3]	6.95%	39%	$1,022
1.75%[3]	4.39%[3]	0.59%[3]	3.16%	48%	$400
1.37%	4.39%[6]	0.48%[6]	4.96%	94%	$384
1.16%	4.67%[6]	0.53%[6]	7.97%	97%	$238
1.31%	5.22%[6]	0.53%[6]	0.95%	66%	$101

1.09%[3]	3.39%[3]	1.43%[3]	7.39%[8]	43%	$115
1.33%[3]	4.02%[3]	1.41%[3]	6.11%	39%	$107
0.99%[3]	5.14%[3]	1.34%[3]	2.60%	48%	$102
0.65%	5.14%[6]	1.24%[6]	4.25%	94%	$109
0.45%	5.45%[6]	1.28%[6]	7.12%	97%	$108
0.56%	5.97%[6]	1.28%[6]	0.58%	66%	$101

2.15%[3]	2.87%[3]	0.37%[3]	6.31%	43%	$116
2.38%[3]	3.17%[3]	0.36%[3]	7.33%	39%	$109
2.02%[3]	4.11%[3]	0.31%[3]	3.42%	48%	$104
1.67%	4.11%[6]	0.22%[6]	5.27%	94%	$111
1.51%	4.42%[6]	0.22%[6]	8.21%	97%	$109
1.62%	4.94%[6]	0.22%[6]	1.08%	66%	$101

2.30%[3]	2.74%[3]	0.22%[3]	6.40%	43%	$6,001
2.51%[3]	3.02%[3]	0.21%[3]	7.48%	39%	$5,545
2.17%[3]	3.97%[3]	0.16%[3]	3.49%	48%	$4,785
1.82%	3.96%[6]	0.07%[6]	5.42%	94%	$5,123
1.67%	4.27%[6]	0.06%[6]	8.48%	97%	$5,037
1.77%	4.79%[6]	0.07%[6]	1.19%	66%	$4,654

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  75

Financial highlights

	Beginning net asset value per share	Net investment income		Payment from affiliate	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Dynamic Target 2015 Fund

Class A
Six months ended August 31, 2020 (unaudited)	$10.40	0.10		0.00	0.56	0.00	0.00	$11.06
Year ended February 29, 2020	$9.99	0.22		0.00	0.41	(0.22)	0.00	$10.40
Year ended February 28, 2019[4]	$11.06	0.12		0.00	0.15	(0.13)	(1.21)	$9.99
Year ended May 31, 2018	$10.76	0.15	[5]	0.00	0.56	(0.19)	(0.22)	$11.06
Year ended May 31, 2017	$9.99	0.11		0.00	0.86	(0.09)	(0.11)	$10.76
Year ended May 31, 2016[7]	$10.00	0.07		0.00	(0.04)	(0.04)	0.00	$9.99

Class C
Six months ended August 31, 2020 (unaudited)	$10.35	0.06		0.17	0.55	0.00	0.00	$11.13
Year ended February 29, 2020	$9.96	0.13		0.00	0.42	(0.16)	0.00	$10.35
Year ended February 28, 2019[4]	$11.01	0.06		0.00	0.15	(0.05)	(1.21)	$9.96
Year ended May 31, 2018	$10.71	0.06		0.00	0.56	(0.10)	(0.22)	$11.01
Year ended May 31, 2017	$9.97	0.04		0.00	0.85	(0.04)	(0.11)	$10.71
Year ended May 31, 2016[7]	$10.00	0.03		0.00	(0.02)	(0.04)	0.00	$9.97

Class R4
Six months ended August 31, 2020 (unaudited)	$10.40	0.11		0.00	0.56	0.00	0.00	$11.07
Year ended February 29, 2020	$9.99	0.24		0.00	0.42	(0.25)	0.00	$10.40
Year ended February 28, 2019[4]	$11.07	0.15		0.00	0.14	(0.16)	(1.21)	$9.99
Year ended May 31, 2018	$10.75	0.17		0.00	0.58	(0.21)	(0.22)	$11.07
Year ended May 31, 2017	$10.01	0.15		0.00	0.84	(0.14)	(0.11)	$10.75
Year ended May 31, 2016[7]	$10.00	0.08		0.00	(0.02)	(0.05)	0.00	$10.01

Class R6
Six months ended August 31, 2020 (unaudited)	$10.41	0.12		0.00	0.56	0.00	0.00	$11.09
Year ended February 29, 2020	$9.99	0.26		0.00	0.42	(0.26)	0.00	$10.41
Year ended February 28, 2019[4]	$11.07	0.16		0.00	0.15	(0.18)	(1.21)	$9.99
Year ended May 31, 2018	$10.76	0.19		0.00	0.57	(0.23)	(0.22)	$11.07
Year ended May 31, 2017	$10.01	0.16		0.00	0.86	(0.16)	(0.11)	$10.76
Year ended May 31, 2016[7]	$10.00	0.09		0.00	(0.03)	(0.05)	0.00	$10.01

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[2]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.

[3]	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020	Year ended February 28, 2019[4]
Class A	0.11%	0.13%	0.12%
Class C	0.09	0.12	0.11
Class R4	0.09	0.12	0.11
Class R6	0.11	0.13	0.12

[4]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.

[5]	Calculated based upon average shares outstanding

[6]

Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Year ended May 31
	2018	2017	2016[7]
Class A	0.10%	0.11%	0.10%
Class C	0.09	0.10	0.10
Class R4	0.09	0.10	0.10
Class R6	0.10	0.11	0.11

[7]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

[8]

During the six months ended August 31, 2020, the Fund received a payment from an affiliate which had an impact of 1.65% on the total return. See Note 4 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

76  |  Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)				Portfolio turnover rate[2]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses	Net expenses	Total return[1]

1.86%[3]	3.64%[3]	0.68%[3]	6.35%	45%	$480
2.00%[3]	3.63%[3]	0.65%[3]	6.22%	38%	$460
1.50%[3]	4.23%[3]	0.61%[3]	3.09%	45%	$390
1.33%	4.14%[6]	0.51%[6]	6.62%	82%	$456
1.14%	4.42%[6]	0.51%[6]	9.95%	81%	$363
1.16%	5.21%[6]	0.45%[6]	0.34%	38%	$199

1.10%[3]	3.87%[3]	1.43%[3]	7.54%[8]	45%	$113
1.26%[3]	4.19%[3]	1.42%[3]	5.49%	38%	$105
0.76%[3]	4.97%[3]	1.36%[3]	2.46%	45%	$101
0.52%	4.89%[6]	1.27%[6]	5.80%	82%	$112
0.40%	5.18%[6]	1.27%[6]	9.18%	81%	$109
0.56%	5.96%[6]	1.28%[6]	0.07%	38%	$100

2.16%[3]	3.34%[3]	0.37%[3]	6.44%	45%	$114
2.31%[3]	3.34%[3]	0.36%[3]	6.51%	38%	$107
1.77%[3]	3.94%[3]	0.31%[3]	3.30%	45%	$103
1.56%	3.86%[6]	0.23%[6]	7.01%	82%	$114
1.45%	4.15%[6]	0.22%[6]	10.28%	81%	$111
1.61%	4.93%[6]	0.22%[6]	0.57%	38%	$101

2.31%[3]	3.21%[3]	0.22%[3]	6.53%	45%	$5,260
2.46%[3]	3.20%[3]	0.21%[3]	6.77%	38%	$4,937
1.91%[3]	3.80%[3]	0.16%[3]	3.47%	45%	$4,740
1.72%	3.71%[6]	0.07%[6]	7.06%	82%	$5,253
1.60%	4.00%[6]	0.06%[6]	10.44%	81%	$5,105
1.77%	4.78%[6]	0.06%[6]	0.58%	38%	$4,629

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  77

Financial highlights

	Beginning net asset value per share	Net investment income		Payment from affiliate	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Dynamic Target 2020 Fund

Class A
Six months ended August 31, 2020 (unaudited)	$10.28	0.09		0.00	0.62	0.00	0.00	$10.99
Year ended February 29, 2020	$9.95	0.19	[4]	0.00	0.35	(0.21)	0.00	$10.28
Year ended February 28, 2019[5]	$11.18	0.11		0.00	0.18	(0.12)	(1.40)	$9.95
Year ended May 31, 2018	$10.78	0.14		0.00	0.70	(0.19)	(0.25)	$11.18
Year ended May 31, 2017	$9.99	0.11	[4]	0.00	0.97	(0.12)	(0.17)	$10.78
Year ended May 31, 2016[7]	$10.00	0.06		0.00	(0.03)	(0.04)	0.00	$9.99

Class C
Six months ended August 31, 2020 (unaudited)	$10.28	0.05		0.13	0.62	0.00	0.00	$11.08
Year ended February 29, 2020	$9.95	0.13		0.00	0.33	(0.13)	0.00	$10.28
Year ended February 28, 2019[5]	$11.15	0.06		0.00	0.17	(0.03)	(1.40)	$9.95
Year ended May 31, 2018	$10.76	0.05		0.00	0.69	(0.10)	(0.25)	$11.15
Year ended May 31, 2017	$9.96	0.03		0.00	0.98	(0.04)	(0.17)	$10.76
Year ended May 31, 2016[7]	$10.00	0.03		0.00	(0.03)	(0.04)	0.00	$9.96

Class R4
Six months ended August 31, 2020 (unaudited)	$10.34	0.11		0.00	0.62	0.00	0.00	$11.07
Year ended February 29, 2020	$9.99	0.24		0.00	0.33	(0.22)	0.00	$10.34
Year ended February 28, 2019[5]	$11.22	0.14		0.00	0.17	(0.14)	(1.40)	$9.99
Year ended May 31, 2018	$10.82	0.17		0.00	0.69	(0.21)	(0.25)	$11.22
Year ended May 31, 2017	$10.01	0.14		0.00	0.97	(0.13)	(0.17)	$10.82
Year ended May 31, 2016[7]	$10.00	0.08		0.00	(0.02)	(0.05)	0.00	$10.01

Class R6
Six months ended August 31, 2020 (unaudited)	$10.34	0.12		0.00	0.62	0.00	0.00	$11.08
Year ended February 29, 2020	$9.99	0.25		0.00	0.34	(0.24)	0.00	$10.34
Year ended February 28, 2019[5]	$11.23	0.15		0.00	0.17	(0.16)	(1.40)	$9.99
Year ended May 31, 2018	$10.82	0.18		0.00	0.71	(0.23)	(0.25)	$11.23
Year ended May 31, 2017	$10.01	0.16		0.00	0.97	(0.15)	(0.17)	$10.82
Year ended May 31, 2016[7]	$10.00	0.08		0.00	(0.02)	(0.05)	0.00	$10.01

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[2]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.

[3]	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020	Year ended February 28, 2019[5]
Class A	0.11%	0.14%	0.12%
Class C	0.10	0.12	0.11
Class R4	0.10	0.12	0.11
Class R6	0.11	0.14	0.13

[4]	Calculated based upon average shares outstanding

[5]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.

[6]

Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Year ended May 31
	2018	2017	2016[7]
Class A	0.10%	0.10%	0.10%
Class C	0.09	0.10	0.10
Class R4	0.09	0.10	0.10
Class R6	0.10	0.11	0.11

[7]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

[8]

During the six months ended August 31, 2020, the Fund received a payment from an affiliate which had an impact of 1.26% on the total return. See Note 4 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

78  |  Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)				Portfolio turnover rate[2]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses	Net expenses	Total return[1]

1.87%[3]	3.17%[3]	0.68%[3]	6.91%	47%	$1,311
1.81%[3]	3.27%[3]	0.67%[3]	5.31%	38%	$1,435
1.38%[3]	4.04%[3]	0.61%[3]	3.33%	42%	$623
1.15%	3.96%[6]	0.52%[6]	7.80%	72%	$540
1.09%	4.32%[6]	0.51%[6]	11.18%	69%	$380
1.33%	5.21%[6]	0.54%[6]	0.35%	38%	$119

1.06%[3]	3.44%[3]	1.43%[3]	7.78%[8]	47%	$146
1.21%[3]	3.88%[3]	1.42%[3]	4.61%	38%	$105
0.66%[3]	4.79%[3]	1.37%[3]	2.72%	42%	$102
0.43%	4.71%[6]	1.28%[6]	6.89%	72%	$114
0.33%	5.09%[6]	1.28%[6]	10.39%	69%	$110
0.53%	5.97%[6]	1.29%[6]	0.01%	38%	$100

2.14%[3]	2.87%[3]	0.37%[3]	7.06%	47%	$115
2.26%[3]	3.03%[3]	0.36%[3]	5.62%	38%	$107
1.71%[3]	3.77%[3]	0.32%[3]	3.59%	42%	$103
1.47%	3.68%[6]	0.24%[6]	8.03%	72%	$116
1.39%	4.06%[6]	0.23%[6]	11.60%	69%	$112
1.59%	4.94%[6]	0.23%[6]	0.61%	38%	$101

2.29%[3]	2.74%[3]	0.22%[3]	7.16%	47%	$5,506
2.40%[3]	2.90%[3]	0.21%[3]	5.77%	38%	$5,118
1.86%[3]	3.63%[3]	0.17%[3]	3.65%	42%	$4,767
1.63%	3.53%[6]	0.08%[6]	8.28%	72%	$5,359
1.54%	3.91%[6]	0.07%[6]	11.64%	69%	$5,165
1.74%	4.79%[6]	0.07%[6]	0.62%	38%	$4,631

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  79

Financial highlights

	Beginning net asset value per share	Net investment income		Payment from affiliate	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Dynamic Target 2025 Fund

Class A
Six months ended August 31, 2020 (unaudited)	$10.36	0.10		0.00	0.84	0.00	0.00	$11.30
Year ended February 29, 2020	$10.10	0.19		0.00	0.25	(0.18)	0.00	$10.36
Year ended February 28, 2019[4]	$11.38	0.10		0.00	0.12	(0.10)	(1.40)	$10.10
Year ended May 31, 2018	$10.87	0.11	[5]	0.00	0.87	(0.19)	(0.28)	$11.38
Year ended May 31, 2017	$9.94	0.09		0.00	1.13	(0.12)	(0.17)	$10.87
Year ended May 31, 2016[7]	$10.00	0.07		0.00	(0.08)	(0.05)	0.00	$9.94

Class C
Six months ended August 31, 2020 (unaudited)	$10.35	0.06		0.15	0.84	0.00	0.00	$11.40
Year ended February 29, 2020	$10.10	0.12		0.00	0.24	(0.11)	0.00	$10.35
Year ended February 28, 2019[4]	$11.35	0.05		0.00	0.12	(0.02)	(1.40)	$10.10
Year ended May 31, 2018	$10.84	0.04		0.00	0.85	(0.10)	(0.28)	$11.35
Year ended May 31, 2017	$9.91	0.03		0.00	1.10	(0.03)	(0.17)	$10.84
Year ended May 31, 2016[7]	$10.00	0.02		0.00	(0.06)	(0.05)	0.00	$9.91

Class R4
Six months ended August 31, 2020 (unaudited)	$10.42	0.11		0.00	0.85	0.00	0.00	$11.38
Year ended February 29, 2020	$10.14	0.24		0.00	0.25	(0.21)	0.00	$10.42
Year ended February 28, 2019[4]	$11.42	0.14		0.00	0.11	(0.13)	(1.40)	$10.14
Year ended May 31, 2018	$10.90	0.16		0.00	0.85	(0.21)	(0.28)	$11.42
Year ended May 31, 2017	$9.96	0.14		0.00	1.10	(0.13)	(0.17)	$10.90
Year ended May 31, 2016[7]	$10.00	0.08		0.00	(0.07)	(0.05)	0.00	$9.96

Class R6
Six months ended August 31, 2020 (unaudited)	$10.43	0.13		0.00	0.84	0.00	0.00	$11.40
Year ended February 29, 2020	$10.15	0.25	[5]	0.00	0.25	(0.22)	0.00	$10.43
Year ended February 28, 2019[4]	$11.43	0.15		0.00	0.11	(0.14)	(1.40)	$10.15
Year ended May 31, 2018	$10.91	0.18		0.00	0.85	(0.23)	(0.28)	$11.43
Year ended May 31, 2017	$9.96	0.15		0.00	1.11	(0.14)	(0.17)	$10.91
Year ended May 31, 2016[7]	$10.00	0.08		0.00	(0.06)	(0.06)	0.00	$9.96

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[2]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.

[3]	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020	Year ended February 28, 2019[4]
Class A	0.12%	0.14%	0.13%
Class C	0.10	0.13	0.12
Class R4	0.10	0.12	0.12
Class R6	0.12	0.15	0.13

[4]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.

[5]	Calculated based upon average shares outstanding

[6]

Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Year ended May 31
	2018	2017	2016[7]
Class A	0.10%	0.10%	0.10%
Class C	0.09	0.10	0.10
Class R4	0.09	0.10	0.11
Class R6	0.10	0.11	0.11

[7]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

[8]

During the six months ended August 31, 2020, the Fund received a payment from an affiliate which had an impact of 1.44% on the total return. See Note 4 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

80  |  Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)				Portfolio turnover rate[2]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses	Net expenses	Total return[1]

1.86%[3]	2.49%[3]	0.68%[3]	9.07%	50%	$3,073
1.88%[3]	2.72%[3]	0.66%[3]	4.29%	37%	$2,856
1.31%[3]	3.81%[3]	0.60%[3]	2.76%	41%	$1,929
1.00%	4.06%[6]	0.52%[6]	9.07%	62%	$1,497
1.07%	4.75%[6]	0.49%[6]	12.62%	58%	$510
1.09%	5.25%[6]	0.46%[6]	(0.07)%	38%	$188

1.11%[3]	2.79%[3]	1.43%[3]	10.14%[8]	50%	$132
1.17%[3]	3.34%[3]	1.42%[3]	3.55%	37%	$125
0.56%[3]	4.56%[3]	1.36%[3]	2.17%	41%	$130
0.36%	4.88%[6]	1.28%[6]	8.24%	62%	$130
0.29%	5.55%[6]	1.29%[6]	11.77%	58%	$124
0.52%	6.00%[6]	1.30%[6]	(0.44)%	38%	$100

2.17%[3]	2.19%[3]	0.37%[3]	9.21%	50%	$118
2.22%[3]	2.45%[3]	0.36%[3]	4.68%	37%	$108
1.62%[3]	3.53%[3]	0.31%[3]	2.96%	41%	$105
1.41%	3.85%[6]	0.24%[6]	9.33%	62%	$118
1.35%	4.52%[6]	0.23%[6]	12.84%	58%	$113
1.58%	4.97%[6]	0.23%[6]	0.16%	38%	$100

2.32%[3]	2.06%[3]	0.22%[3]	9.30%	50%	$6,906
2.31%[3]	2.29%[3]	0.22%[3]	4.83%	37%	$6,635
1.77%[3]	3.39%[3]	0.16%[3]	3.13%	41%	$4,838
1.56%	3.70%[6]	0.09%[6]	9.48%	62%	$5,451
1.50%	4.37%[6]	0.08%[6]	13.10%	58%	$5,201
1.73%	4.82%[6]	0.08%[6]	0.17%	38%	$4,609

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  81

Financial highlights

	Beginning net asset value per share	Net investment income		Payment from affiliate	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Dynamic Target 2030 Fund

Class A
Six months ended August 31, 2020 (unaudited)	$10.11	0.09		0.00	0.98	0.00	0.00	$11.18
Year ended February 29, 2020	$9.94	0.18		0.00	0.17	(0.18)	0.00	$10.11
Year ended February 28, 2019[4]	$11.54	0.11		0.00	0.12	(0.09)	(1.74)	$9.94
Year ended May 31, 2018	$10.92	0.13		0.00	0.98	(0.19)	(0.30)	$11.54
Year ended May 31, 2017	$9.91	0.09		0.00	1.22	(0.11)	(0.19)	$10.92
Year ended May 31, 2016[6]	$10.00	0.06		0.00	(0.10)	(0.05)	0.00	$9.91

Class C
Six months ended August 31, 2020 (unaudited)	$10.10	0.06		0.13	0.97	0.00	0.00	$11.26
Year ended February 29, 2020	$9.88	0.12	[8]	0.00	0.15	(0.05)	0.00	$10.10
Year ended February 28, 2019[4]	$11.52	0.05		0.00	0.11	(0.06)	(1.74)	$9.88
Year ended May 31, 2018	$10.90	0.03		0.00	0.99	(0.10)	(0.30)	$11.52
Year ended May 31, 2017	$9.88	0.02		0.00	1.21	(0.02)	(0.19)	$10.90
Year ended May 31, 2016[6]	$10.00	0.02		0.00	(0.09)	(0.05)	0.00	$9.88

Class R4
Six months ended August 31, 2020 (unaudited)	$10.18	0.11		0.00	0.99	0.00	0.00	$11.28
Year ended February 29, 2020	$9.99	0.23		0.00	0.16	(0.20)	0.00	$10.18
Year ended February 28, 2019[4]	$11.59	0.13		0.00	0.12	(0.11)	(1.74)	$9.99
Year ended May 31, 2018	$10.96	0.15		0.00	0.99	(0.21)	(0.30)	$11.59
Year ended May 31, 2017	$9.93	0.13		0.00	1.21	(0.12)	(0.19)	$10.96
Year ended May 31, 2016[6]	$10.00	0.07		0.00	(0.08)	(0.06)	0.00	$9.93

Class R6
Six months ended August 31, 2020 (unaudited)	$10.19	0.12	[8]	0.00	0.99	0.00	0.00	$11.30
Year ended February 29, 2020	$9.99	0.24	[8]	0.00	0.17	(0.21)	0.00	$10.19
Year ended February 28, 2019[4]	$11.60	0.14		0.00	0.12	(0.13)	(1.74)	$9.99
Year ended May 31, 2018	$10.96	0.17		0.00	1.00	(0.23)	(0.30)	$11.60
Year ended May 31, 2017	$9.93	0.14		0.00	1.22	(0.14)	(0.19)	$10.96
Year ended May 31, 2016[6]	$10.00	0.08		0.00	(0.09)	(0.06)	0.00	$9.93

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[2]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.

[3]	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020	Year ended February 28, 2019[4]
Class A	0.13%	0.15%	0.13%
Class C	0.10	0.14	0.12
Class R4	0.10	0.13	0.12
Class R6	0.13	0.15	0.13

[4]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.

[5]

Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Year ended May 31
	2018	2017	2016[6]
Class A	0.10%	0.10%	0.10%
Class C	0.09	0.10	0.10
Class R4	0.09	0.10	0.10
Class R6	0.10	0.11	0.11

[6]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

[7]

During the six months ended August 31, 2020, the Fund received a payment from an affiliate which had an impact of 1.29% on the total return. See Note 4 in the Notes to Financial Statements for additional information.

[8]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

82  |  Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)				Portfolio turnover rate[2]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses	Net expenses	Total return[1]

1.84%[3]	2.63%[3]	0.68%[3]	10.58%	54%	$2,998
1.77%[3]	2.94%[3]	0.66%[3]	3.40%	36%	$2,317
1.23%[3]	4.08%[3]	0.60%[3]	2.99%	37%	$1,010
1.08%	4.20%[5]	0.53%[5]	10.30%	53%	$917
1.04%	4.76%[5]	0.48%[5]	13.72%	46%	$543
1.19%	5.29%[5]	0.45%[5]	(0.34)%	22%	$173

1.10%[3]	2.86%[3]	1.43%[3]	11.60%[7]	54%	$116
1.17%[3]	3.62%[3]	1.42%[3]	2.74%	36%	$104
0.49%[3]	4.81%[3]	1.35%[3]	2.32%	37%	$153
0.27%	4.95%[5]	1.29%[5]	9.43%	53%	$119
0.24%	5.59%[5]	1.29%[5]	12.86%	46%	$112
0.49%	6.03%[5]	1.30%[5]	(0.70)%	22%	$99

2.16%[3]	2.34%[3]	0.37%[3]	10.81%	54%	$117
2.17%[3]	2.70%[3]	0.36%[3]	3.74%	36%	$106
1.51%[3]	3.80%[3]	0.31%[3]	3.19%	37%	$104
1.32%	3.92%[5]	0.25%[5]	10.53%	53%	$120
1.29%	4.56%[5]	0.24%[5]	13.99%	46%	$114
1.55%	5.00%[5]	0.24%[5]	(0.10)%	22%	$100

2.31%[3]	2.21%[3]	0.22%[3]	10.89%	54%	$6,235
2.29%[3]	2.54%[3]	0.22%[3]	3.99%	36%	$5,543
1.66%[3]	3.66%[3]	0.16%[3]	3.26%	37%	$4,775
1.47%	3.77%[5]	0.09%[5]	10.77%	53%	$5,544
1.44%	4.41%[5]	0.08%[5]	14.15%	46%	$5,238
1.70%	4.85%[5]	0.09%[5]	(0.09)%	22%	$4,597

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  83

Financial highlights

	Beginning net asset value per share	Net investment income		Payment from affiliate	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Dynamic Target 2035 Fund

Class A
Six months ended August 31, 2020 (unaudited)	$9.95	0.08		0.00	1.09	0.00	0.00	$11.12
Year ended February 29, 2020	$9.84	0.18		0.00	0.09	(0.16)	0.00	$9.95
Year ended February 28, 2019[4]	$11.66	0.09		0.00	0.14	(0.08)	(1.97)	$9.84
Year ended May 31, 2018	$10.97	0.11		0.00	1.11	(0.19)	(0.34)	$11.66
Year ended May 31, 2017	$9.88	0.09		0.00	1.32	(0.11)	(0.21)	$10.97
Year ended May 31, 2016[7]	$10.00	0.06		0.00	(0.12)	(0.06)	0.00	$9.88

Class C
Six months ended August 31, 2020 (unaudited)	$9.93	0.06		0.17	1.05	0.00	0.00	$11.21
Year ended February 29, 2020	$9.83	0.11		0.00	0.09	(0.10)	0.00	$9.93
Year ended February 28, 2019[4]	$11.63	0.03		0.00	0.14	0.00	(1.97)	$9.83
Year ended May 31, 2018	$10.95	0.02		0.00	1.10	(0.10)	(0.34)	$11.63
Year ended May 31, 2017	$9.84	0.02		0.00	1.32	(0.02)	(0.21)	$10.95
Year ended May 31, 2016[7]	$10.00	0.02		0.00	(0.13)	(0.05)	0.00	$9.84

Class R4
Six months ended August 31, 2020 (unaudited)	$10.02	0.11		0.00	1.07	0.00	0.00	$11.20
Year ended February 29, 2020	$9.89	0.22		0.00	0.09	(0.18)	0.00	$10.02
Year ended February 28, 2019[4]	$11.71	0.12		0.00	0.13	(0.10)	(1.97)	$9.89
Year ended May 31, 2018	$11.00	0.15		0.00	1.11	(0.21)	(0.34)	$11.71
Year ended May 31, 2017	$9.89	0.13		0.00	1.31	(0.12)	(0.21)	$11.00
Year ended May 31, 2016[7]	$10.00	0.07		0.00	(0.12)	(0.06)	0.00	$9.89

Class R6
Six months ended August 31, 2020 (unaudited)	$10.02	0.12		0.00	1.08	0.00	0.00	$11.22
Year ended February 29, 2020	$9.89	0.23	[6]	0.00	0.10	(0.20)	0.00	$10.02
Year ended February 28, 2019[4]	$11.72	0.13		0.00	0.13	(0.12)	(1.97)	$9.89
Year ended May 31, 2018	$11.01	0.16		0.00	1.12	(0.23)	(0.34)	$11.72
Year ended May 31, 2017	$9.89	0.14		0.00	1.33	(0.14)	(0.21)	$11.01
Year ended May 31, 2016[7]	$10.00	0.08		0.00	(0.13)	(0.06)	0.00	$9.89

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[2]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.

[3]	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020	Year ended February 28, 2019[4]
Class A	0.13%	0.15%	0.13%
Class C	0.11	0.14	0.13
Class R4	0.11	0.14	0.13
Class R6	0.13	0.16	0.13

[4]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.

[5]

Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Year ended May 31
	2018	2017	2016[7]
Class A	0.09%	0.10%	0.10%
Class C	0.09	0.10	0.10
Class R4	0.09	0.10	0.10
Class R6	0.10	0.11	0.11

[6]	Calculated based upon average shares outstanding

[7]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

[8]

During the six months ended August 31, 2020, the Fund received a payment from an affiliate which had an impact of 1.71% on the total return. See Note 4 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

84  |  Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate[2]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses	Net expenses

1.82%[3]	2.73%[3]	0.68%[3]	11.65%	55%	$983
1.81%[3]	3.12%[3]	0.66%[3]	2.65%	36%	$733
1.16%[3]	4.34%[3]	0.60%[3]	3.13%	34%	$521
0.99%	4.32%[5]	0.53%[5]	11.24%	44%	$453
1.05%	4.86%[5]	0.49%[5]	14.74%	39%	$338
1.24%	5.32%[5]	0.55%[5]	(0.62)%	19%	$119

1.10%[3]	2.99%[3]	1.43%[3]	12.89%[8]	55%	$122
1.09%[3]	3.71%[3]	1.42%[3]	1.99%	36%	$107
0.37%[3]	5.08%[3]	1.36%[3]	2.55%	34%	$102
0.21%	5.07%[5]	1.29%[5]	10.30%	44%	$120
0.21%	5.67%[5]	1.29%[5]	14.02%	39%	$113
0.48%	6.06%[5]	1.30%[5]	(1.08)%	19%	$99

2.16%[3]	2.44%[3]	0.37%[3]	11.88%	55%	$116
2.15%[3]	2.86%[3]	0.36%[3]	3.05%	36%	$104
1.42%[3]	4.06%[3]	0.31%[3]	3.34%	34%	$103
1.26%	4.04%[5]	0.25%[5]	11.59%	44%	$122
1.26%	4.64%[5]	0.24%[5]	15.05%	39%	$114
1.54%	5.03%[5]	0.24%[5]	(0.48)%	19%	$99

2.31%[3]	2.31%[3]	0.22%[3]	11.98%	55%	$7,696
2.22%[3]	2.66%[3]	0.22%[3]	3.19%	36%	$6,780
1.57%[3]	3.91%[3]	0.16%[3]	3.41%	34%	$4,734
1.41%	3.89%[5]	0.09%[5]	11.73%	44%	$5,608
1.41%	4.49%[5]	0.08%[5]	15.31%	39%	$5,270
1.69%	4.88%[5]	0.08%[5]	(0.46)%	19%	$4,580

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  85

Financial highlights

	Beginning net asset value per share	Net investment income	Payment from affiliate	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Dynamic Target 2040 Fund

Class A
Six months ended August 31, 2020 (unaudited)	$9.83	0.10	0.00	0.99	0.00	0.00	$10.92
Year ended February 29, 2020	$9.77	0.16	0.00	0.08	(0.18)	0.00	$9.83
Year ended February 28, 2019[4]	$11.74	0.08	0.00	0.11	(0.06)	(2.10)	$9.77
Year ended May 31, 2018	$11.00	0.09	0.00	1.20	(0.20)	(0.35)	$11.74
Year ended May 31, 2017	$9.85	0.09	0.00	1.37	(0.11)	(0.20)	$11.00
Year ended May 31, 2016[6]	$10.00	0.06	0.00	(0.15)	(0.06)	0.00	$9.85

Class C
Six months ended August 31, 2020 (unaudited)	$9.81	0.05	0.16	1.00	0.00	0.00	$11.02
Year ended February 29, 2020	$9.76	0.11	0.00	0.05	(0.11)	0.00	$9.81
Year ended February 28, 2019[4]	$11.72	0.02	0.00	0.12	0.00	(2.10)	$9.76
Year ended May 31, 2018	$10.98	0.02	0.00	1.17	(0.10)	(0.35)	$11.72
Year ended May 31, 2017	$9.82	0.02	0.00	1.36	(0.02)	(0.20)	$10.98
Year ended May 31, 2016[6]	$10.00	0.02	0.00	(0.15)	(0.05)	0.00	$9.82

Class R4
Six months ended August 31, 2020 (unaudited)	$9.91	0.11	0.00	1.01	0.00	0.00	$11.03
Year ended February 29, 2020	$9.83	0.22	0.00	0.05	(0.19)	0.00	$9.91
Year ended February 28, 2019[4]	$11.80	0.11	0.00	0.11	(0.09)	(2.10)	$9.83
Year ended May 31, 2018	$11.04	0.14	0.00	1.18	(0.21)	(0.35)	$11.80
Year ended May 31, 2017	$9.86	0.13	0.00	1.37	(0.12)	(0.20)	$11.04
Year ended May 31, 2016[6]	$10.00	0.07	0.00	(0.15)	(0.06)	0.00	$9.86

Class R6
Six months ended August 31, 2020 (unaudited)	$9.92	0.12	0.00	1.00	0.00	0.00	$11.04
Year ended February 29, 2020	$9.84	0.23	0.00	0.06	(0.21)	0.00	$9.92
Year ended February 28, 2019[4]	$11.81	0.12	0.00	0.12	(0.11)	(2.10)	$9.84
Year ended May 31, 2018	$11.04	0.16	0.00	1.19	(0.23)	(0.35)	$11.81
Year ended May 31, 2017	$9.87	0.14	0.00	1.36	(0.13)	(0.20)	$11.04
Year ended May 31, 2016[6]	$10.00	0.08	0.00	(0.14)	(0.07)	0.00	$9.87

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[2]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.

[3]	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020	Year ended February 28, 2019[4]
Class A	0.13%	0.16%	0.13%
Class C	0.12	0.14	0.13
Class R4	0.12	0.14	0.13
Class R6	0.13	0.16	0.13

[4]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.

[5]

Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Year ended May 31
	2018	2017	2016[6]
Class A	0.09%	0.10%	0.10%
Class C	0.09	0.10	0.10
Class R4	0.09	0.10	0.10
Class R6	0.10	0.11	0.11

[6]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

[7]

During the six months ended August 31, 2020, the Fund received a payment from an affiliate which had an impact of 1.63% on the total return. See Note 4 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

86  |  Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)				Portfolio turnover rate[2]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses	Net expenses	Total return[1]

1.81%[3]	3.17%[3]	0.68%[3]	11.09%	58%	$2,899
1.62%[3]	3.57%[3]	0.67%[3]	2.33%	36%	$1,858
0.99%[3]	4.11%[3]	0.63%[3]	2.80%	32%	$454
1.02%	3.93%[5]	0.54%[5]	11.79%	40%	$472
1.01%	4.46%[5]	0.51%[5]	15.34%	33%	$307
1.22%	5.33%[5]	0.53%[5]	(0.90)%	15%	$157

1.09%[3]	3.42%[3]	1.43%[3]	12.33%[7]	58%	$116
1.05%[3]	4.35%[3]	1.42%[3]	1.53%	36%	$101
0.25%[3]	4.85%[3]	1.38%[3]	2.30%	32%	$100
0.16%	4.70%[5]	1.29%[5]	10.88%	40%	$120
0.18%	5.25%[5]	1.30%[5]	14.52%	33%	$113
0.47%	6.07%[5]	1.30%[5]	(1.25)%	15%	$99

2.15%[3]	2.89%[3]	0.37%[3]	11.30%	58%	$115
2.10%[3]	3.31%[3]	0.36%[3]	2.61%	36%	$103
1.29%[3]	3.82%[3]	0.34%[3]	3.06%	32%	$102
1.21%	3.67%[5]	0.25%[5]	12.07%	40%	$123
1.24%	4.22%[5]	0.24%[5]	15.78%	33%	$115
1.53%	5.04%[5]	0.24%[5]	(0.76)%	15%	$99

2.30%[3]	2.76%[3]	0.22%[3]	11.39%	58%	$5,464
2.24%[3]	3.15%[3]	0.21%[3]	2.75%	36%	$4,897
1.44%[3]	3.67%[3]	0.19%[3]	3.24%	32%	$4,707
1.36%	3.52%[5]	0.10%[5]	12.31%	40%	$5,651
1.39%	4.07%[5]	0.09%[5]	15.82%	33%	$5,285
1.69%	4.90%[5]	0.09%[5]	(0.64)%	15%	$4,571

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  87

Financial highlights

	Beginning net asset value per share	Net investment income		Payment from affiliate	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Dynamic Target 2045 Fund

Class A
Six months ended August 31, 2020 (unaudited)	$9.72	0.09		0.00	1.07	0.00	0.00	$10.88
Year ended February 29, 2020	$9.73	0.16		0.00	0.00 [4]	(0.17)	0.00	$9.72
Year ended February 28, 2019[5]	$11.79	0.08		0.00	0.08	(0.07)	(2.15)	$9.73
Year ended May 31, 2018	$11.02	0.12		0.00	1.20	(0.19)	(0.36)	$11.79
Year ended May 31, 2017	$9.86	0.08		0.00	1.41	(0.10)	(0.23)	$11.02
Year ended May 31, 2016[7]	$10.00	0.06		0.00	(0.14)	(0.06)	0.00	$9.86

Class C
Six months ended August 31, 2020 (unaudited)	$9.68	0.05		0.16	1.06	0.00	0.00	$10.95
Year ended February 29, 2020	$9.71	0.10		0.00	(0.01)	(0.12)	0.00	$9.68
Year ended February 28, 2019[5]	$11.75	0.02		0.00	0.09	0.00	(2.15)	$9.71
Year ended May 31, 2018	$10.99	0.02		0.00	1.20	(0.10)	(0.36)	$11.75
Year ended May 31, 2017	$9.83	0.02		0.00	1.39	(0.02)	(0.23)	$10.99
Year ended May 31, 2016[7]	$10.00	0.02		0.00	(0.14)	(0.05)	0.00	$9.83

Class R4
Six months ended August 31, 2020 (unaudited)	$9.78	0.11		0.00	1.08	0.00	0.00	$10.97
Year ended February 29, 2020	$9.78	0.21		0.00	(0.01)	(0.20)	0.00	$9.78
Year ended February 28, 2019[5]	$11.83	0.11		0.00	0.08	(0.09)	(2.15)	$9.78
Year ended May 31, 2018	$11.05	0.14		0.00	1.22	(0.22)	(0.36)	$11.83
Year ended May 31, 2017	$9.88	0.13		0.00	1.39	(0.12)	(0.23)	$11.05
Year ended May 31, 2016[7]	$10.00	0.07		0.00	(0.13)	(0.06)	0.00	$9.88

Class R6
Six months ended August 31, 2020 (unaudited)	$9.79	0.11		0.00	1.09	0.00	0.00	$10.99
Year ended February 29, 2020	$9.79	0.22	[9]	0.00	(0.01)	(0.21)	0.00	$9.79
Year ended February 28, 2019[5]	$11.84	0.12		0.00	0.08	(0.10)	(2.15)	$9.79
Year ended May 31, 2018	$11.06	0.16		0.00	1.21	(0.23)	(0.36)	$11.84
Year ended May 31, 2017	$9.88	0.14		0.00	1.40	(0.13)	(0.23)	$11.06
Year ended May 31, 2016[7]	$10.00	0.08		0.00	(0.13)	(0.07)	0.00	$9.88

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[2]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.

[3]	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020	Year ended February 28, 2019[5]
Class A	0.13%	0.16%	0.14%
Class C	0.13	0.15	0.13
Class R4	0.12	0.15	0.13
Class R6	0.14	0.16	0.14

[4]	Amount is less than $0.005.

[5]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.

[6]

Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Year ended May 31
	2018	2017	2016[7]
Class A	0.09%	0.10%	0.10%
Class C	0.09	0.10	0.10
Class R4	0.09	0.10	0.10
Class R6	0.10	0.11	0.11

[7]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

[8]

During the six months ended August 31, 2020, the Fund received a payment from an affiliate which had an impact of 1.65% on the total return. See Note 4 in the Notes to Financial Statements for additional information.

[9]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

88  |  Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)				Portfolio turnover rate[2]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses	Net expenses	Total return[1]

1.82%[3]	3.46%[3]	0.68%[3]	11.93%	58%	$534
1.72%[3]	3.61%[3]	0.66%[3]	1.53%	36%	$414
0.97%[3]	4.18%[3]	0.61%[3]	2.62%	31%	$329
0.90%	4.09%[6]	0.54%[6]	12.06%	35%	$327
0.98%	4.58%[6]	0.51%[6]	15.64%	31%	$221
1.23%	5.36%[6]	0.53%[6]	(0.79)%	14%	$121

1.08%[3]	3.75%[3]	1.43%[3]	13.12%[8]	58%	$128
1.00%[3]	4.19%[3]	1.42%[3]	0.78%	36%	$109
0.21%[3]	4.92%[3]	1.36%[3]	2.06%	31%	$102
0.15%	4.84%[6]	1.29%[6]	11.18%	35%	$121
0.17%	5.37%[6]	1.30%[6]	14.74%	31%	$113
0.48%	6.10%[6]	1.30%[6]	(1.15)%	14%	$99

2.14%[3]	3.18%[3]	0.37%[3]	12.17%	58%	$114
2.06%[3]	3.34%[3]	0.36%[3]	1.83%	36%	$102
1.25%[3]	3.89%[3]	0.32%[3]	2.81%	31%	$102
1.19%	3.81%[6]	0.25%[6]	12.36%	35%	$123
1.23%	4.34%[6]	0.24%[6]	15.88%	31%	$115
1.54%	5.07%[6]	0.24%[6]	(0.55)%	14%	$99

2.29%[3]	3.04%[3]	0.22%[3]	12.26%	58%	$6,140
2.18%[3]	3.18%[3]	0.21%[3]	1.97%	36%	$5,419
1.40%[3]	3.75%[3]	0.17%[3]	2.97%	31%	$4,695
1.35%	3.66%[6]	0.10%[6]	12.51%	35%	$5.679
1.38%	4.19%[6]	0.09%[6]	16.14%	31%	$5,303
1.69%	4.92%[6]	0.09%[6]	(0.53)%	14%	$4,576

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  89

Financial highlights

	Beginning net asset value per share	Net investment income	Payment from affiliate	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Dynamic Target 2050 Fund

Class A
Six months ended August 31, 2020 (unaudited)	$9.66	0.09	0.00	1.04	0.00	0.00	$10.79
Year ended February 29, 2020	$9.73	0.17	0.00	(0.06)	(0.18)	0.00	$9.66
Year ended February 28, 2019[4]	$11.80	0.07	0.00	0.06	(0.05)	(2.15)	$9.73
Year ended May 31, 2018	$11.03	0.11	0.00	1.22	(0.20)	(0.36)	$11.80
Year ended May 31, 2017	$9.86	0.09	0.00	1.40	(0.09)	(0.23)	$11.03
Year ended May 31, 2016[6]	$10.00	0.06	0.00	(0.14)	(0.06)	0.00	$9.86

Class C
Six months ended August 31, 2020 (unaudited)	$9.59	0.05	0.15	1.04	0.00	0.00	$10.83
Year ended February 29, 2020	$9.68	0.10	0.00	(0.06)	(0.13)	0.00	$9.59
Year ended February 28, 2019[4]	$11.76	0.02	0.00	0.05	0.00	(2.15)	$9.68
Year ended May 31, 2018	$10.99	0.02	0.00	1.21	(0.10)	(0.36)	$11.76
Year ended May 31, 2017	$9.83	0.02	0.00	1.39	(0.02)	(0.23)	$10.99
Year ended May 31, 2016[6]	$10.00	0.02	0.00	(0.14)	(0.05)	0.00	$9.83

Class R4
Six months ended August 31, 2020 (unaudited)	$9.69	0.10	0.00	1.06	0.00	0.00	$10.85
Year ended February 29, 2020	$9.76	0.21	0.00	(0.07)	(0.21)	0.00	$9.69
Year ended February 28, 2019[4]	$11.83	0.10	0.00	0.06	(0.08)	(2.15)	$9.76
Year ended May 31, 2018	$11.05	0.14	0.00	1.22	(0.22)	(0.36)	$11.83
Year ended May 31, 2017	$9.88	0.13	0.00	1.39	(0.12)	(0.23)	$11.05
Year ended May 31, 2016[6]	$10.00	0.07	0.00	(0.13)	(0.06)	0.00	$9.88

Class R6
Six months ended August 31, 2020 (unaudited)	$9.70	0.11	0.00	1.06	0.00	0.00	$10.87
Year ended February 29, 2020	$9.76	0.22	0.00	(0.06)	(0.22)	0.00	$9.70
Year ended February 28, 2019[4]	$11.84	0.12	0.00	0.05	(0.10)	(2.15)	$9.76
Year ended May 31, 2018	$11.06	0.16	0.00	1.21	(0.23)	(0.36)	$11.84
Year ended May 31, 2017	$9.88	0.14	0.00	1.40	(0.13)	(0.23)	$11.06
Year ended May 31, 2016[6]	$10.00	0.08	0.00	(0.13)	(0.07)	0.00	$9.88

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[2]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.

[3]	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020	Year ended February 28, 2019[4]
Class A	0.13%	0.16%	0.13%
Class C	0.13	0.16	0.13
Class R4	0.13	0.15	0.13
Class R6	0.14	0.17	0.14

[4]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.

[5]

Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Year ended May 31
	2018	2017	2016[6]
Class A	0.09%	0.10%	0.10%
Class C	0.09	0.10	0.10
Class R4	0.09	0.10	0.10
Class R6	0.10	0.11	0.11

[6]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

[7]

During the six months ended August 31, 2020, the Fund received a payment from an affiliate which had an impact of 1.56% on the total return. See Note 4 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

90  |  Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)				Portfolio turnover rate[2]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses	Net expenses	Total return[1]

1.82%[3]	3.66%[3]	0.68%[3]	11.81%	59%	$296
1.72%[3]	3.67%[3]	0.66%[3]	1.01%	36%	$254
0.96%[3]	4.34%[3]	0.60%[3]	2.37%	31%	$198
0.83%	4.26%[5]	0.54%[5]	12.16%	35%	$256
0.91%	4.80%[5]	0.53%[5]	15.65%	31%	$134
1.22%	5.25%[5]	0.53%[5]	(0.78)%	14%	$108

1.08%[3]	3.93%[3]	1.43%[3]	12.93%[7]	59%	$122
0.99%[3]	4.42%[3]	1.42%[3]	0.26%	36%	$106
0.21%[3]	5.09%[3]	1.35%[3]	1.77%	31%	$102
0.15%	5.02%[5]	1.29%[5]	11.33%	35%	$121
0.18%	5.56%[5]	1.29%[5]	14.77%	31%	$113
0.48%	6.00%[5]	1.30%[5]	(1.15)%	14%	$99

2.14%[3]	3.38%[3]	0.37%[3]	11.97%	59%	$113
2.05%[3]	3.39%[3]	0.36%[3]	1.22%	36%	$101
1.25%[3]	4.06%[3]	0.30%[3]	2.67%	31%	$102
1.19%	3.99%[5]	0.25%[5]	12.42%	35%	$123
1.23%	4.53%[5]	0.24%[5]	15.90%	31%	$115
1.53%	4.97%[5]	0.24%[5]	(0.55)%	14%	$99

2.29%[3]	3.24%[3]	0.22%[3]	12.06%	59%	$5,535
2.19%[3]	3.25%[3]	0.21%[3]	1.47%	36%	$4,884
1.40%[3]	3.92%[3]	0.15%[3]	2.75%	31%	$4,682
1.35%	3.84%[5]	0.10%[5]	12.56%	35%	$5,681
1.39%	4.38%[5]	0.09%[5]	16.17%	31%	$5,304
1.69%	4.82%[5]	0.09%[5]	(0.53)%	14%	$4,576

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  91

Financial highlights

	Beginning net asset value per share	Net investment income		Payment from affiliate	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Dynamic Target 2055 Fund

Class A
Six months ended August 31, 2020 (unaudited)	$9.66	0.09		0.00	1.09	0.00	0.00	$10.84
Year ended February 29, 2020	$9.73	0.15		0.00	(0.04)	(0.18)	0.00	$9.66
Year ended February 28, 2019[4]	$11.80	0.08		0.00	0.05	(0.05)	(2.15)	$9.73
Year ended May 31, 2018	$11.03	0.11		0.00	1.22	(0.19)	(0.37)	$11.80
Year ended May 31, 2017	$9.87	0.09		0.00	1.39	(0.09)	(0.23)	$11.03
Year ended May 31, 2016[6]	$10.00	0.06		0.00	(0.13)	(0.06)	0.00	$9.87

Class C
Six months ended August 31, 2020 (unaudited)	$9.59	0.05		0.16	1.08	0.00	0.00	$10.88
Year ended February 29, 2020	$9.67	0.10		0.00	(0.06)	(0.12)	0.00	$9.59
Year ended February 28, 2019[4]	$11.75	0.02		0.00	0.05	0.00	(2.15)	$9.67
Year ended May 31, 2018	$10.99	0.02		0.00	1.21	(0.10)	(0.37)	$11.75
Year ended May 31, 2017	$9.84	0.02		0.00	1.38	(0.02)	(0.23)	$10.99
Year ended May 31, 2016[6]	$10.00	0.02		0.00	(0.13)	(0.05)	0.00	$9.84

Class R4
Six months ended August 31, 2020 (unaudited)	$9.69	0.10		0.00	1.11	0.00	0.00	$10.90
Year ended February 29, 2020	$9.75	0.21		0.00	(0.07)	(0.20)	0.00	$9.69
Year ended February 28, 2019[4]	$11.83	0.10		0.00	0.05	(0.08)	(2.15)	$9.75
Year ended May 31, 2018	$11.05	0.14		0.00	1.23	(0.22)	(0.37)	$11.83
Year ended May 31, 2017	$9.88	0.13		0.00	1.39	(0.12)	(0.23)	$11.05
Year ended May 31, 2016[6]	$10.00	0.07		0.00	(0.13)	(0.06)	0.00	$9.88

Class R6
Six months ended August 31, 2020 (unaudited)	$9.69	0.11		0.00	1.11	0.00	0.00	$10.91
Year ended February 29, 2020	$9.75	0.22	[8]	0.00	(0.07)	(0.21)	0.00	$9.69
Year ended February 28, 2019[4]	$11.84	0.12		0.00	0.04	(0.10)	(2.15)	$9.75
Year ended May 31, 2018	$11.06	0.16		0.00	1.22	(0.23)	(0.37)	$11.84
Year ended May 31, 2017	$9.89	0.14		0.00	1.39	(0.13)	(0.23)	$11.06
Year ended May 31, 2016[6]	$10.00	0.08		0.00	(0.12)	(0.07)	0.00	$9.89

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[2]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.

[3]	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020	Year ended February 28, 2019[4]
Class A	0.13%	0.16%	0.13%
Class C	0.13	0.15	0.13
Class R4	0.13	0.15	0.13
Class R6	0.14	0.17	0.14

[4]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.

[5]

Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Year ended May 31
	2018	2017	2016[6]
Class A	0.09%	0.10%	0.10%
Class C	0.09	0.10	0.10
Class R4	0.09	0.10	0.10
Class R6	0.10	0.11	0.11

[6]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

[7]

During the six months ended August 31, 2020, the Fund received a payment from an affiliate which had an impact of 1.67% on the total return. See Note 4 in the Notes to Financial Statements for additional information.

[8]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

92  |  Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)				Portfolio turnover rate[2]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses	Net expenses	Total return[1]

1.81%[3]	3.75%[3]	0.68%[3]	12.22%	59%	$309
1.68%[3]	3.82%[3]	0.67%[3]	0.95%	36%	$239
0.95%[3]	4.31%[3]	0.61%[3]	2.37%	31%	$161
0.89%	4.18%[5]	0.54%[5]	12.10%	34%	$170
0.90%	4.67%[5]	0.54%[5]	15.56%	31%	$134
1.21%	5.23%[5]	0.54%[5]	(0.68)%	14%	$103

1.08%[3]	4.00%[3]	1.43%[3]	13.45%[7]	59%	$118
0.99%[3]	4.40%[3]	1.42%[3]	0.26%	36%	$100
0.18%[3]	5.04%[3]	1.36%[3]	1.77%	31%	$100
0.15%	4.93%[5]	1.29%[5]	11.25%	34%	$121
0.17%	5.42%[5]	1.30%[5]	14.68%	31%	$113
0.47%	5.98%[5]	1.30%[5]	(1.05)%	14%	$99

2.14%[3]	3.48%[3]	0.37%[3]	12.49%	59%	$113
2.04%[3]	3.55%[3]	0.36%[3]	1.24%	36%	$101
1.23%[3]	4.02%[3]	0.32%[3]	2.58%	31%	$102
1.19%	3.90%[5]	0.25%[5]	12.44%	34%	$123
1.23%	4.39%[5]	0.24%[5]	15.94%	31%	$115
1.53%	4.95%[5]	0.24%[5]	(0.55)%	14%	$99

2.29%[3]	3.34%[3]	0.22%[3]	12.59%	59%	$5,737
2.18%[3]	3.41%[3]	0.21%[3]	1.38%	36%	$5,031
1.38%[3]	3.87%[3]	0.17%[3]	2.70%	31%	$4,678
1.34%	3.75%[5]	0.10%[5]	12.58%	34%	$5,679
1.38%	4.25%[5]	0.09%[5]	16.08%	31%	$5,305
1.69%	4.80%[5]	0.09%[5]	(0.43)%	14%	$4,579

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  93

Financial highlights

	Beginning net asset value per share	Net investment income		Payment from affiliate	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Dynamic Target 2060 Fund

Class A
Six months ended August 31, 2020 (unaudited)	$9.66	0.07		0.00	1.06	0.00	0.00	$10.79
Year ended February 29, 2020	$9.74	0.17	[3]	0.00	(0.05)	(0.20)	0.00	$9.66
Year ended February 28, 2019[5]	$11.79	0.08		0.00	0.06	(0.06)	(2.13)	$9.74
Year ended May 31, 2018	$11.03	0.09		0.00	1.23	(0.20)	(0.36)	$11.79
Year ended May 31, 2017	$9.88	0.09		0.00	1.39	(0.09)	(0.24)	$11.03
Year ended May 31, 2016[7]	$10.00	0.06		0.00	(0.12)	(0.06)	0.00	$9.88

Class C
Six months ended August 31, 2020 (unaudited)	$9.62	0.05		0.16	1.04	0.00	0.00	$10.87
Year ended February 29, 2020	$9.72	0.10		0.00	(0.07)	(0.13)	0.00	$9.62
Year ended February 28, 2019[5]	$11.76	0.02		0.00	0.07	0.00	(2.13)	$9.72
Year ended May 31, 2018	$10.99	0.02		0.00	1.21	(0.10)	(0.36)	$11.76
Year ended May 31, 2017	$9.85	0.02		0.00	1.38	(0.02)	(0.24)	$10.99
Year ended May 31, 2016[7]	$10.00	0.02		0.00	(0.12)	(0.05)	0.00	$9.85

Class R4
Six months ended August 31, 2020 (unaudited)	$9.73	0.11		0.00	1.04	0.00	0.00	$10.88
Year ended February 29, 2020	$9.79	0.21		0.00	(0.06)	(0.21)	0.00	$9.73
Year ended February 28, 2019[5]	$11.84	0.10		0.00	0.06	(0.08)	(2.13)	$9.79
Year ended May 31, 2018	$11.05	0.14		0.00	1.22	(0.21)	(0.36)	$11.84
Year ended May 31, 2017	$9.89	0.13		0.00	1.39	(0.12)	(0.24)	$11.05
Year ended May 31, 2016[7]	$10.00	0.07		0.00	(0.12)	(0.06)	0.00	$9.89

Class R6
Six months ended August 31, 2020 (unaudited)	$9.74	0.11		0.00	1.05	0.00	0.00	$10.90
Year ended February 29, 2020	$9.80	0.23		0.00	(0.06)	(0.23)	0.00	$9.74
Year ended February 28, 2019[5]	$11.85	0.12		0.00	0.06	(0.10)	(2.13)	$9.80
Year ended May 31, 2018	$11.06	0.16		0.00	1.22	(0.23)	(0.36)	$11.85
Year ended May 31, 2017	$9.90	0.14		0.00	1.39	(0.13)	(0.24)	$11.06
Year ended May 31, 2016[7]	$10.00	0.08		0.00	(0.11)	(0.07)	0.00	$9.90

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[2]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.

[3]	Calculated based upon average shares outstanding

[4]	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020	Year ended February 28, 2019[5]
Class A	0.13%	0.16%	0.14%
Class C	0.13	0.15	0.13
Class R4	0.13	0.15	0.13
Class R6	0.14	0.17	0.14

[5]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.

[6]

Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Year ended May 31
	2018	2017	2016[7]
Class A	0.09%	0.10%	0.10%
Class C	0.09	0.10	0.10
Class R4	0.09	0.10	0.10
Class R6	0.10	0.11	0.11

[7]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

[8]

During the six months ended August 31, 2020, the Fund received a payment from an affiliate which had an impact of 1.66% on the total return. See Note 4 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

94  |  Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)				Portfolio turnover rate[2]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses	Net expenses	Total return[1]

1.86%[4]	3.79%[4]	0.68%[4]	11.70%	58%	$290
1.67%[4]	3.64%[4]	0.66%[4]	1.01%	36%	$345
0.97%[4]	4.30%[4]	0.59%[4]	2.40%	31%	$290
1.03%	4.22%[6]	0.53%[6]	12.12%	36%	$261
0.92%	4.80%[6]	0.55%[6]	15.57%	30%	$127
1.22%	5.24%[6]	0.55%[6]	(0.58)%	14%	$101

1.09%[4]	4.01%[4]	1.43%[4]	12.99%[8]	58%	$112
0.99%[4]	4.22%[4]	1.42%[4]	0.16%	36%	$99
0.20%[4]	5.04%[4]	1.35%[4]	1.89%	31%	$100
0.15%	4.99%[6]	1.29%[6]	11.28%	36%	$121
0.17%	5.55%[6]	1.30%[6]	14.69%	30%	$113
0.48%	5.99%[6]	1.30%[6]	(0.94)%	14%	$99

2.15%[4]	3.50%[4]	0.37%[4]	11.82%	58%	$113
2.05%[4]	3.37%[4]	0.36%[4]	1.34%	36%	$101
1.25%[4]	4.01%[4]	0.30%[4]	2.60%	31%	$102
1.19%	3.96%[6]	0.25%[6]	12.46%	36%	$123
1.23%	4.52%[6]	0.24%[6]	15.94%	30%	$115
1.53%	4.96%[6]	0.24%[6]	(0.45)%	14%	$100

2.30%[4]	3.36%[4]	0.22%[4]	12.02%	58%	$5,264
2.20%[4]	3.23%[4]	0.21%[4]	1.48%	36%	$4,685
1.40%[4]	3.87%[4]	0.15%[4]	2.78%	31%	$4,706
1.35%	3.81%[6]	0.10%[6]	12.60%	36%	$5,692
1.39%	4.37%[6]	0.09%[6]	16.09%	30%	$5,312
1.69%	4.81%[6]	0.09%[6]	(0.33)%	14%	$4,584

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  95

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Wells Fargo Dynamic Target Today Fund (“Dynamic Target Today Fund”), Wells Fargo Dynamic Target 2015 Fund (“Dynamic Target 2015 Fund”), Wells Fargo Dynamic Target 2020 Fund (“Dynamic Target 2020 Fund”), Wells Fargo Dynamic Target 2025 Fund (“Dynamic Target 2025 Fund”), Wells Fargo Dynamic Target 2030 Fund (“Dynamic Target 2030 Fund”), Wells Fargo Dynamic Target 2035 Fund (“Dynamic Target 2035 Fund”), Wells Fargo Dynamic Target 2040 Fund (“Dynamic Target 2040 Fund”), Wells Fargo Dynamic Target 2045 Fund (“Dynamic Target 2045 Fund”), Wells Fargo Dynamic Target 2050 Fund (“Dynamic Target 2050 Fund”), Wells Fargo Dynamic Target 2055 Fund (“Dynamic Target 2055 Fund”), and Wells Fargo Dynamic Target 2060 Fund (“Dynamic Target 2060 Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Each Fund is a fund-of-funds which seeks to achieve its investment objective by investing in multiple diversified portfolios (collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of each affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios are presented in separate financial statements and may be obtained free of charge by contacting Investor Services or by visiting the SEC website at sec.gov. The financial statements of the affiliated Master Portfolios are filed with the SEC under Wells Fargo Master Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Funds. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between each Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. Each Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, and foreign exchange rates and is subject to interest rate risk, equity price risk, and foreign currency risk. The primary risks associated with the use of futures

96  |  Target Date Retirement Funds

Notes to financial statements (unaudited)

contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statements of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statements of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Each Fund records on a daily basis its proportionate share of each affiliated Master Portfolio’s interest and dividend income, in addition to expenses and realized and unrealized gains and losses. Each Fund also accrues its own expenses. Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of each Fund’s fiscal year end. Therefore, a portion of each Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Target Date Retirement Funds  |  97

Notes to financial statements (unaudited)

As of August 31, 2020, the aggregate cost of all investments for federal income tax purposes and the unrealized gains (losses) were as follows:

	Tax cost	Gross unrealized gains	Gross unrealized losses	Net unrealized gains

Dynamic Target Today Fund	$6,580,916	$619,407	$0	$619,407

Dynamic Target 2015 Fund	5,397,648	609,637	0	609,637

Dynamic Target 2020 Fund	6,460,567	641,407	0	641,407

Dynamic Target 2025 Fund	9,390,656	937,778	0	937,778

Dynamic Target 2030 Fund	8,581,525	967,608	0	967,608

Dynamic Target 2035 Fund	8,042,989	954,564	0	954,564

Dynamic Target 2040 Fund	7,710,801	936,923	0	936,923

Dynamic Target 2045 Fund	6,147,437	815,240	0	815,240

Dynamic Target 2050 Fund	5,324,521	782,367	0	782,367

Dynamic Target 2055 Fund	5,516,689	795,751	0	795,751

Dynamic Target 2060 Fund	5,073,955	758,735	0	758,735

As of February 29, 2020, capital loss carryforwards available to offset future net realized capital gains were as follows for the following Funds:

	No expiration

	Short-term	Long-term

Dynamic Target 2015 Fund	$12,393	$4,477

Dynamic Target 2020 Fund	26,761	6,147

Dynamic Target 2025 Fund	67,479	42,970

Dynamic Target 2030 Fund	81,442	76,233

Dynamic Target 2035 Fund	91,331	86,512

Dynamic Target 2040 Fund	103,861	104,885

Dynamic Target 2045 Fund	121,634	122,217

Dynamic Target 2050 Fund	131,673	137,647

Dynamic Target 2055 Fund	130,423	135,536

Dynamic Target 2060 Fund	133,023	138,979

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

98  |  Target Date Retirement Funds

Notes to financial statements (unaudited)

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing each Fund’s assets and liabilities as of August 31, 2020:

Dynamic Target Today Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments measured at net asset value*				$7,179,024

Futures contracts	$21,299	$0	$0	21,299

Total assets	$21,299	$0	$0	$7,200,323

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $7,179,024. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2015 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments measured at net asset value*				$5,985,986

Futures contracts	$21,299	$0	$0	21,299

Total assets	$21,299	$0	$0	$6,007,285

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $5,985,986. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2020 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments measured at net asset value*				$7,080,675

Futures contracts	$21,299	$0	$0	21,299

Total assets	$21,299	$0	$0	$7,101,974

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $7,080,675. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2025 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments measured at net asset value*				$10,307,135

Futures contracts	$21,299	$0	$0	21,299

Total assets	$21,299	$0	$0	$10,328,434

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value

Target Date Retirement Funds  |  99

Notes to financial statements (unaudited)

hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $10,307,135. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2030 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments measured at net asset value*				$9,527,834

Futures contracts	$21,299	$0	$0	21,299

Total assets	$21,299	$0	$0	$9,549,133

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $9,527,834. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2035 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments measured at net asset value*				$8,976,254

Futures contracts	$21,299	$0	$0	21,299

Total assets	$21,299	$0	$0	$8,997,553

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $8,976,254. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2040 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments measured at net asset value*				$8,626,425

Futures contracts	$21,299	$0	$0	21,299

Total assets	$21,299	$0	$0	$8,647,724

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $8,626,425. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2045 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments measured at net asset value*				$6,941,378

Futures contracts	$21,299	$0	$0	21,299

Total assets	$21,299	$0	$0	$6,962,677

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $6,941,378. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

100  |  Target Date Retirement Funds

Notes to financial statements (unaudited)

Dynamic Target 2050 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments measured at net asset value*				$6,085,589

Futures contracts	$21,299	$0	$0	21,299

Total assets	$21,299	$0	$0	$6,106,888

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $6,085,589. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2055 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments measured at net asset value*				$6,291,141

Futures contracts	$21,299	$0	$0	21,299

Total assets	$21,299	$0	$0	$6,312,440

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $6,291,141. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2060 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments measured at net asset value*				$5,811,391

Futures contracts	$21,299	$0	$0	21,299

Total assets	$21,299	$0	$0	$5,832,690

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $5,811,391. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following each Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statements of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

For the six months ended August 31, 2020, the Funds did not have any transfers into/out of Level 3.

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Notes to financial statements (unaudited)

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index and 50% to the Bloomberg Barclays U.S. Government Intermediate Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the subadviser and providing fund-level administrative services in connection with each Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on each Fund’s average daily net assets:

Average daily net assets	Management fee

First $5 billion	0.15%

Next $5 billion	0.14

Over $10 billion	0.13

For the six months ended August 31, 2020, the management fee was equivalent to an annual rate of 0.15% of each Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.10% and declining to 0.06% as the average daily net assets of each Fund increase.

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

102  |  Target Date Retirement Funds

Notes to financial statements (unaudited)

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to each Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Class R4	0.08

Class R6	0.03

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for each Fund. When each class of a Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolios are included in the expense caps. Funds Management has committed through June 30, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses at 0.68% for Class A shares, 1.43% for Class C shares, 0.37% for Class R4 shares, and 0.22% for Class R6 shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a Distribution Plan for Class C shares of each Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to the Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended August 31, 2020, Funds Distributor received front-end sales charges from the Funds as follows:

Front-end sales charges

Class A

Dynamic Target 2020 Fund	$5

Dynamic Target 2025 Fund	3

Dynamic Target 2030 Fund	1

Dynamic Target 2035 Fund	31

Dynamic Target 2040 Fund	9

Dynamic Target 2050 Fund	13

Dynamic Target 2055 Fund	5

Dynamic Target 2060 Fund	48

No contingent deferred sales charges were incurred by Class A shares and Class C shares for the six months ended August 31, 2020.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C of each Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Target Date Retirement Funds  |  103

Notes to financial statements (unaudited)

Other transactions

On August 14, 2020, Class C of each Fund received a payment from Funds Management in connection with resolving certain fee reimbursements.

Reimbursement amount

Dynamic Target Today Fund	$1,648

Dynamic Target 2015 Fund	1,699

Dynamic Target 2020 Fund	1,768

Dynamic Target 2025 Fund	1,794

Dynamic Target 2030 Fund	1,378

Dynamic Target 2035 Fund	1,801

Dynamic Target 2040 Fund	1,690

Dynamic Target 2045 Fund	1,821

Dynamic Target 2050 Fund	1,735

Dynamic Target 2055 Fund	1,693

Dynamic Target 2060 Fund	1,632

5. INVESTMENT PORTFOLIO TRANSACTIONS

The Funds seek to achieve their investment objectives by investing substantially all of their investable assets in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding short-term securities, for the six months ended August 31, 2020 were as follows:

	Purchases at cost		Sales proceeds

	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government

Dynamic Target Today Fund	$989,321	$1,869,404	$1,329,720	$2,149,334

Dynamic Target 2015 Fund	696,097	1,753,297	934,494	1,995,735

Dynamic Target 2020 Fund	690,104	2,309,122	920,638	2,616,089

Dynamic Target 2025 Fund	794,702	3,870,147	1,022,922	4,370,481

Dynamic Target 2030 Fund	517,925	3,825,066	645,501	4,289,532

Dynamic Target 2035 Fund	394,905	3,860,632	484,986	4,320,184

Dynamic Target 2040 Fund	271,327	3,850,406	333,219	4,263,762

Dynamic Target 2045 Fund	143,557	3,272,453	176,303	3,638,191

Dynamic Target 2050 Fund	69,805	2,967,353	85,728	3,293,618

Dynamic Target 2055 Fund	72,272	3,061,109	88,758	3,397,844

Dynamic Target 2060 Fund	66,845	2,838,347	82,093	3,150,445

6. DERIVATIVE TRANSACTIONS

During the six months ended August 31, 2020, the Funds entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

104  |  Target Date Retirement Funds

Notes to financial statements (unaudited)

During the six months ended August 31, 2020, the Funds had average notional amounts in futures contracts outstanding as follows:

	Average notional balance

	Long futures	Short futures

Dynamic Target Today Fund	$52,454	$389,773

Dynamic Target 2015 Fund	220,913	538,804

Dynamic Target 2020 Fund	272,095	675,837

Dynamic Target 2025 Fund	528,911	1,178,847

Dynamic Target 2030 Fund	514,102	1,081,288

Dynamic Target 2035 Fund	514,102	1,105,784

Dynamic Target 2040 Fund	428,115	1,096,480

Dynamic Target 2045 Fund	376,811	844,017

Dynamic Target 2050 Fund	341,136	769,962

Dynamic Target 2055 Fund	348,108	779,525

Dynamic Target 2060 Fund	337,529	745,799

The cumulative unrealized gains (losses) reported in the table following each Portfolio of Investments represents the fair value of futures contracts at the end of the period. Only the current day’s variation margin as of August 31, 2020 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2020 were as follows for the Funds:

	Amount of realized gains (losses) on derivatives			Change in unrealized gains (losses) on derivatives
	Equity contracts	Foreign currency contracts	Total	Equity contracts

Dynamic Target Today Fund	$125,656	$(35,941)	$89,715	$(5,559)

Dynamic Target 2015 Fund	82,849	(25,104)	57,745	(5,559)

Dynamic Target 2020 Fund	127,855	(31,145)	96,710	(7,667)

Dynamic Target 2025 Fund	295,199	(46,095)	249,104	(27,621)

Dynamic Target 2030 Fund	269,602	(35,941)	233,661	(23,122)

Dynamic Target 2035 Fund	296,952	(35,941)	261,011	(21,067)

Dynamic Target 2040 Fund	210,547	(35,941)	174,606	(23,122)

Dynamic Target 2045 Fund	212,588	(31,145)	181,443	(5,464)

Dynamic Target 2050 Fund	165,584	(25,104)	140,480	7,173

Dynamic Target 2055 Fund	189,766	(25,104)	164,662	7,173

Dynamic Target 2060 Fund	159,994	(25,104)	134,890	7,173

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended August 31, 2020, there were no borrowings by the Funds under the agreement.

Target Date Retirement Funds  |  105

Notes to financial statements (unaudited)

8. CONCENTRATION RISK

As of August 31, 2020, the Funds were primarily owned by Wells Fargo. Investment by and/or voting activities of Wells Fargo with respect to its holdings in each Fund could have a material impact on the Fund. At August 31, 2020, Wells Fargo’s ownership of each Fund was as follows:

% of ownership

Dynamic Target Today Fund	79.44%

Dynamic Target 2015 Fund	93.83

Dynamic Target 2020 Fund	79.43

Dynamic Target 2025 Fund	55.26

Dynamic Target 2030 Fund	59.27

Dynamic Target 2035 Fund	64.06

Dynamic Target 2040 Fund	63.91

Dynamic Target 2045 Fund	81.05

Dynamic Target 2050 Fund	91.44

Dynamic Target 2055 Fund	88.71

Dynamic Target 2060 Fund	96.39

9. INDEMNIFICATION

Under the Funds’ organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to each Fund. Each Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, each Fund may enter into contracts with service providers that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

11. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

106  |  Target Date Retirement Funds

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Target Date Retirement Funds  |  107

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

108  |  Target Date Retirement Funds

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization,
		since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Target Date Retirement Funds  |  109

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 77 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

110  |  Target Date Retirement Funds

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Dynamic Target Today Fund, Wells Fargo Dynamic Target 2015 Fund, Wells Fargo Dynamic Target 2020 Fund, Wells Fargo Dynamic Target 2025 Fund, Wells Fargo Dynamic Target 2030 Fund, Wells Fargo Dynamic Target 2035 Fund, Wells Fargo Dynamic Target 2040 Fund, Wells Fargo Dynamic Target 2045 Fund, Wells Fargo Dynamic Target 2050 Fund, Wells Fargo Dynamic Target 2055 Fund and Wells Fargo Dynamic Target 2060 Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 26, 2020 and May 28, 2020 (together, the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for each of the funds of the Trust identified above (each, a “Fund” and collectively, the “Funds”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.” The Board noted that each Fund commenced operations in 2015.

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2020, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2020. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Funds as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, and a summary of investments made in the business of WFAM. The Board also received a description of Funds Management’s and the Sub-Adviser’s business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Board also received and reviewed information about Funds Management’s role as administrator of the Funds’ liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.

The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds. The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and

Target Date Retirement Funds  |  111

Other information (unaudited)

supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Funds by Funds Management and its affiliates.

Fund investment performance and expenses

The Board considered the investment performance results for each of the Funds over various time periods ended December 31, 2019. The Board also considered more current results for various time periods ended March 31, 2020. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the respective Funds (each, a “Universe”), and in comparison to each Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in each performance Universe.

The Board noted that the investment performance of each Fund (Class R6) relative to its respective Universe was as follows: (i) the investment performance of each of the Wells Fargo Dynamic Target Today Fund, the Wells Fargo Dynamic Target 2015 Fund, the Wells Fargo Dynamic Target 2020 Fund, the Wells Fargo Dynamic Target 2025 Fund and the Wells Fargo Dynamic Target 2030 Fund was higher than the average investment performance of each Fund’s respective Universe for the one- and three-year periods ended December 31, 2019; and (ii) the investment performance of each of the Wells Fargo Dynamic Target 2035 Fund, the Wells Fargo Dynamic Target 2040 Fund, the Wells Fargo Dynamic Target 2045 Fund, the Wells Fargo Dynamic Target 2050 Fund, the Wells Fargo Dynamic Target 2055 Fund and the Wells Fargo Dynamic Target 2060 Fund was higher than the average investment performance of each Fund’s respective Universe for the three-year period ended December 31, 2019, and was lower than the average investment performance of each Fund’s respective Universe for the one-year period ended December 31, 2019. The Board also noted that the investment performance of each Fund (Class R6) relative to its respective Universe was higher than the average investment performance of the Fund’s Universe for the one- and three-year periods ended March 31, 2020.

The Board also noted that the investment performance of each Fund (Class R6) relative to its respective benchmark index was as follows: (i) the investment performance of each of the Wells Fargo Dynamic Target Today Fund, the Wells Fargo Dynamic Target 2015 Fund, the Wells Fargo Dynamic Target 2020 Fund, the Wells Fargo Dynamic Target 2025 Fund and the Wells Fargo Dynamic Target 2030 Fund was higher than the average investment performance of each Fund’s respective benchmark index for the one- and three-year periods ended December 31, 2019; and (ii) the investment performance of each of the Wells Fargo Dynamic Target 2035 Fund, the Wells Fargo Dynamic Target 2040 Fund, the Wells Fargo Dynamic Target 2045 Fund, the Wells Fargo Dynamic Target 2050 Fund, the Wells Fargo Dynamic Target 2055 Fund and the Wells Fargo Dynamic Target 2060 Fund was higher than the average investment performance of each Fund’s respective benchmark index for the three-year period ended December 31, 2019, and was lower than the average investment performance of each Fund’s respective benchmark index for the one-year period ended December 31, 2019. The Board noted further that the investment performance of each Fund (Class R6) relative to its respective benchmark index was higher than the average investment performance of the Fund’s benchmark index for the one- and three-year periods ended March 31, 2020.

The Board received information concerning, and discussed factors contributing to, the underperformance of the longer-dated Funds (the Wells Fargo Dynamic Target 2035 Fund, the Wells Fargo Dynamic Target 2040 Fund, the Wells Fargo Dynamic Target 2045 Fund, the Wells Fargo Dynamic Target 2050 Fund, the Wells Fargo Dynamic Target 2055 Fund and the Wells Fargo Dynamic Target 2060 Fund) for the periods identified above. The Board took note of the explanations for the performance results of each underperforming Fund relative to each such Fund’s Universe for the periods identified above, including with respect to investment decisions and market factors that affected each such Fund’s investment performance. The Board also took note of the changes to certain Funds’ investment strategies that were implemented in February 2020 to improve the Funds’ performance.

The Board also received and considered information regarding each Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to each Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of each Fund were lower than the median net operating expense ratios of its expense Groups for all share classes.

The Board took into account each Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

112  |  Target Date Retirement Funds

Other information (unaudited)

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by each Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by each Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of each Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level, as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of each Fund were lower than, equal to or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Funds and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.

Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Funds to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in each Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Funds, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Funds. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

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Other information (unaudited)

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

114  |  Target Date Retirement Funds

Other information (unaudited)

LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Wells Fargo Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including each Fund, which is reasonably designed to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined as the risk that a Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Wells Fargo Funds Management, LLC (“Funds Management”), each Fund’s investment manager, as the administrator of the Program, and Funds Management has established a Liquidity Risk Management Council composed of personnel from multiple departments within Funds Management and its affiliates to assist Funds Management in the implementation and on-going administration of the Program.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.

At a meeting of the Board held on May 26 and 28, 2020, the Board received a written report (the “Report”) from Funds Management that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report covered the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). No significant liquidity events impacting any Fund were noted in the Report. There were no material changes to the Program during the Reporting Period. The Report concluded that the Program is operating effectively to assess and manage each Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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Appendix I (unaudited)

On August 31, 2020, the Wells Fargo Dynamic Target Blended Indexes were composed of the following indexes:

	Wells Fargo Dynamic Target Today Blended Index	Wells Fargo Dynamic Target 2015 Blended Index	Wells Fargo Dynamic Target 2020 Blended Index

Bloomberg Barclays U.S. Aggregate ex-Corporate Index	29.57%	25.14%	21.49%

Bloomberg Barclays U.S. Government Intermediate Bond Index	5.00%	4.25%	3.34%

Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index	5.00%	4.25%	3.34%

JP Morgan EMBI Global Diversified Index	2.52%	2.14%	1.83%

MSCI EM Index (Net)	2.96%	3.62%	4.28%

MSCI World ex USA Index (Net)	9.88%	12.10%	14.29%

Russell 1000® Index	19.07%	23.37%	27.30%

Russell 2000® Index	4.76%	5.83%	6.82%

Wells Fargo U.S. High Yield Bond Index	2.52%	2.14%	1.83%

Wells Fargo U.S. Investment Grade Corporate Bond Index	15.39%	13.08%	11.18%

Wells Fargo U.S. REIT Index	3.33%	4.08%	4.30%

Average annual total returns (%) as of August 31, 2020

	1 year	5 year	10 year

Bloomberg Barclays U.S. Aggregate ex-Corporate Index1*	5.92	–	–

Bloomberg Barclays U.S. Government Intermediate Bond Index[2]	5.44	2.90	2.34

Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index[3]	7.24	3.68	2.86

JP Morgan EMBI Global Diversified Index[4]	2.73	6.27	5.80

MSCI EM Index (Net)[5]	14.49	8.66	3.76

MSCI World ex USA Index (Net)[6]	5.96	4.83	5.63

Russell 1000® Index[7]	22.50	14.31	15.19

Russell 2000® Index[8]	6.02	7.65	11.53

Wells Fargo U.S. High Yield Bond Index[9]**	4.82	–	–

Wells Fargo U.S. Investment Grade Corporate Bond Index[10]**	7.24	–	–

Wells Fargo U.S. REIT Index[11]***	(14.77)	–	–

*	The inception date of the index is December 2015.

**	The inception date of the index is April 2017.

***	The inception date is March 2017.

[1]

The Bloomberg Barclays U.S. Aggregate ex-Corporate Index is a broad-based benchmark that includes Treasuries, government-related securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency). You cannot invest directly in an index.

[2]

The Bloomberg Barclays U.S. Government Intermediate Bond Index is an unmanaged index composed of U.S. government securities with maturities in the 1- to 10-year range, including securities issued by the U.S. Treasury and U.S. government agencies. You cannot invest directly in an index.

[3]

Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index measures the performance of the U.S. Treasury Inflation Protected Securities (TIPS) market with maturities more than 1 year and less than 10 years. Federal Reserve holdings of U.S. TIPS are not index eligible and are excluded from the face amount outstanding of each bond in the index. You cannot invest directly in an index.

[4]

The J.P. Morgan Emerging Markets Bond Index (“EMBI”) Global Diversified Index is a composite index representing an unleveraged investment in emerging market bonds that is broadly based across the spectrum of emerging market bonds and includes reinvestment of income (to represent real assets). You cannot invest directly in an index.

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Appendix I (unaudited)

Wells Fargo Dynamic Target 2025 Blended Index	Wells Fargo Dynamic Target 2030 Blended Index	Wells Fargo Dynamic Target 2035 Blended Index	Wells Fargo Dynamic Target 2040 Blended Index	Wells Fargo Dynamic Target 2045 Blended Index	Wells Fargo Dynamic Target 2050 Blended Index	Wells Fargo Dynamic Target 2055 Blended Index	Wells Fargo Dynamic Target 2060 Blended Index

17.81%	13.81%	11.25%	8.29%	5.33%	2.96%	2.96%	2.96%

1.47%	0.34%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

1.47%	0.34%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

1.50%	1.16%	0.95%	0.70%	0.45%	0.25%	0.25%	0.25%

5.37%	6.43%	7.10%	7.76%	8.30%	8.74%	8.74%	8.74%

17.88%	21.50%	23.86%	25.87%	27.74%	29.26%	29.26%	29.26%

32.71%	37.67%	40.03%	41.90%	43.97%	45.60%	45.60%	45.60%

8.20%	9.42%	10.01%	10.47%	10.99%	11.40%	11.40%	11.40%

1.50%	1.16%	0.95%	0.70%	0.45%	0.25%	0.25%	0.25%

9.26%	7.19%	5.85%	4.31%	2.77%	1.54%	1.54%	1.54%

2.83%	0.98%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

[5]

The Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

[6]

The MSCI World ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. You cannot invest directly in an index.

[7]

The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[8]

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[9]

The Wells Fargo U.S. High Yield Bond Index is a rules-based index designed to measure the performance of U.S. dollar denominated below investment-grade corporate debt issued by U.S. or foreign issuers that have a remaining maturity of at least one year, regardless of optionality; it is constructed to provide increased diversification and liquidity versus traditional passive high yield bond indexes. You cannot invest directly in an index.

[10]

The Wells Fargo U.S. Investment Grade Corporate Bond Index is a rules-based index designed to measure the performance of publicly issued U.S. dollar denominated investment grade, fixed-rate corporate bonds issued by U.S. or foreign issuers that have a remaining maturity of at least one year, regardless of optionality; it is constructed to provide increased diversification and liquidity versus traditional passive corporate credit indexes. You cannot invest directly in an index.

[11]

The Wells Fargo U.S. REIT Index is a float-adjusted, capitalization-weighted index of all applicable NYSE MKT or NASDAQ-listed classes of REIT stock that satisfy specified market capitalization and other eligibility requirements. You cannot invest directly in an index.

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Appendix II (unaudited)

Effective June 1, 2020, shareholders purchasing Fund shares through an Oppenheimer & Co. Inc. (“Oppenheimer”) platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred or back-end, sales charge waivers) and discounts, which may differ from those disclosed in the Fund’s Prospectus or SAI.

Front-end sales load waivers on Class A shares available at Oppenheimer

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

Shares purchased by or through a 529 Plan.

Shares purchased through an Oppenheimer affiliated investment advisory program.

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).

A shareholder in the Fund’s Class C shares will have their shares exchanged at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Oppenheimer.

Employees and registered representatives of Oppenheimer or its affiliates and their family members.

Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Prospectus.
CDSC waivers on A and C shares available at Oppenheimer

Death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Prospectus.

Return of excess contributions from an IRA Account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Prospectus.

Shares sold to pay Oppenheimer fees but only if the transaction is initiated by Oppenheimer.

Shares acquired through a right of reinstatement.
Front-end load discounts available at Oppenheimer: breakpoints, rights of accumulation & letters of intent

Breakpoints as described in the Prospectus.

Rights of Accumulation (ROA), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Oppenheimer. Eligible fund family assets not held at Oppenheimer may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

118  |  Target Date Retirement Funds

Appendix III (unaudited)

Effective June 15, 2020, shareholders purchasing fund shares through a Robert W. Baird & Co. (“Baird”) platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or the SAI.

Front-end sales Load waivers on Class A shares available at Baird

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing share of the same fund.

Share purchase by employees and registers representatives of Baird or its affiliate and their family members as designated by Baird.

Shares purchase from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).

A shareholder in the Funds Investor C Shares will have their share exchanged at net asset value to Investor A shares of the fund if the shares are no longer subject to CDSC and the exchange is in line with the policies and procedures of Baird.

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k)plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
CDSC waivers on A and C shares available at Baird

Shares sold due to death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

Shares bought due to returns of excess contributions from an IRA Account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72as described in the Fund’s Prospectus.

Shares sold to pay Baird fees but only if the transaction is initiated by Baird.

Shares acquired through a right of reinstatement.
Front-end load discounts available at Baird: breakpoint and/or rights of accumulation

Breakpoints as described in the Prospectus.

Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases within a fund family through Baird, over a13-month period of time.

Target Date Retirement Funds  |  119

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Funds’ website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Funds’ website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved

PAR-0920-00418 10-20

SDTD/SAR104 08-20

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	October 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	October 28, 2020

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date:	October 28, 2020